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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Diversified Emerging Markets Debt Fund
ING Diversified International Fund
ING Emerging Markets Equity Dividend Fund
ING Emerging Markets Equity Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Opportunities Fund
ING Global Perspectives Fund
ING Global Real Estate Fund
ING International Core Fund
ING International Real Estate Fund
ING International Small Cap Fund
ING International Value Equity Fund
ING Multi-Manager International Equity Fund
ING Russia Fund

The schedules are not audited.

ING DIVERSIFIED EMERGING MARKETS DEBT FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 92.2%
	Affiliated Investment Companies: 92.2%
8,491	ING Emerging Markets Corporate Debt Fund—Class P	$83,125	8.7
48,299	ING Emerging Markets Hard Currency Sovereign Debt Fund—Class P	456,429	47.5
37,862	ING Emerging Markets Local Currency Debt Fund—Class P	346,058	36.0

	Total Mutual Funds (Cost $961,362)	885,612	92.2

SHORT-TERM INVESTMENTS: 2.0%
	Mutual Funds: 2.0%
19,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $19,000)	19,000	2.0

	Total Short-Term Investments (Cost $19,000)	19,000	2.0

	Total Investments in Securities (Cost $980,362)	$904,612	94.2
	Assets in Excess of Other Liabilities	55,961	5.8
	Net Assets	$960,573	100.0

Cost for federal income tax purposes is $980,479.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(75,867)
Net Unrealized Depreciation	$(75,867)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Mutual Funds	$885,612	$—	$—	$885,612
Short-Term Investments	19,000	—	—	19,000
Total Investments, at fair value	$904,612	$—	$—	$904,612

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended July 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 7/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Emerging Markets Corporate Debt Fund — Class P	$—	$305,988	$(218,018)	$(4,845)	$83,125	$5,682	$2,482	$306
ING Emerging Markets Hard Currency Debt Fund — Class P	—	690,105	(198,068)	(35,608)	456,429	12,357	1,931	1,248
ING Emerging Markets Local Currency Debt Fund — Class P	—	461,899	(80,544)	(35,297)	346,058	14,001	3,456	398
	$—	$1,457,992	$(496,630)	$(75,750)	$885,612	$32,040	$7,869	$1,952

ING DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
1,015,637	ING Emerging Markets Equity Fund — Class I	$10,857,162	12.9
3,423,155	ING International Core Fund — Class I	35,566,577	42.2
98,905	ING International SmallCap Fund — Class I	4,225,208	5.0
3,071,587	ING Multi-Manager International Equity Fund — Class I	33,695,305	39.9
	Total Mutual Funds (Cost $73,994,005)	84,344,252	100.0
	Liabilities in Excess of Other Assets	(9,128)	—
	Net Assets	$84,335,124	100.0

Cost for federal income tax purposes is $75,202,631.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$9,141,621
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$9,141,621

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Mutual Funds	$84,344,252	$—	$—	$84,344,252
Total Investments, at fair value	$84,344,252	$—	$—	$84,344,252

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended July 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 7/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Emerging Markets Equity Fund — Class I	$14,559,150	$1,406,857	$(4,748,257)	$(360,588)	$10,857,162	$23,976	$486,346	$192,712
ING International Core Fund — Class I	38,882,434	2,613,467	(9,992,252)	4,062,928	35,566,577	527,047	(184,129)	—
ING International SmallCap Fund — Class I	4,883,616	208,892	(867,842)	542	4,225,208	100,688	651,124	—
ING International Value Fund — Class I	14,804,800	1,438,937	(15,418,221)	(825,516)	—	448,297	1,533,137	—
ING Multi-Manager International Fund (formerly, ING International Growth Fund) — Class I	19,418,723	16,784,601	(5,270,772)	2,762,753	33,695,305	311,635	172,416	—
	$92,548,723	$22,452,754	$(36,297,344)	$5,640,119	$84,344,252	$1,411,642	$2,658,894	$192,712

ING EMERGING MARKETS EQUITY DIVIDEND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 92.6%
		Australia: 0.9%
123,141		Pan Australian Resources Ltd.	$216,735	0.9

		Belgium: 1.1%
7,936		Oriflame Cosmetics S.A.	259,568	1.1

		Brazil: 9.2%
48,320		BM&F Bovespa S.A.	260,943	1.1
28,789		Cia Energetica de Minas Gerais ADR	266,586	1.1
61,300		Cia Siderurgica Nacional S.A.	177,611	0.7
21,196		Itau Unibanco Holding S.A.	271,297	1.1
18,397		Petroleo Brasileiro SA ADR	263,813	1.1
23,963		Porto Seguro SA	268,794	1.1
69,245		Tim Participacoes SA	257,997	1.1
35,993		Vale SA	445,387	1.9
			2,212,428	9.2

		Chile: 1.1%
17,209		Enersis SA ADR	261,577	1.1

		China: 18.5%
89,500		BOC Hong Kong Holdings Ltd.	280,784	1.2
454,000		China Communications Services Corp., Ltd.	294,977	1.2
395,960		China Construction Bank	295,228	1.2
30,000		China Mobile Ltd.	319,139	1.3
366,600		China Petroleum & Chemical Corp.	272,284	1.1
118,000		China Resources Power Holdings Co.	274,893	1.2
648,000		China Shanshui Cement Group Ltd.	257,831	1.1
162,000		China Shineway Pharmaceutical Group Ltd.	265,077	1.1
172,000		CNOOC Ltd.	310,861	1.3
227,000		Digital China Holdings Ltd.	249,191	1.0
900,000	@,X	Fook Woo Group Holdings Ltd.	31,796	0.1
416,000		Harbin Electric Co. Ltd.	255,549	1.1
459,140		Industrial and Commercial Bank of China Ltd.	301,567	1.3
268,000		Jiangsu Expressway Co. Ltd.	278,519	1.2
452,000		Parkson Retail Group Ltd.	179,456	0.8
147,000	@,X	Real Gold Mining Ltd.	23,693	0.1
87,000		Shanghai Industrial Holdings Ltd.	270,035	1.1
320,000		Zhejiang Expressway Co., Ltd.	271,911	1.1
			4,432,791	18.5

COMMON STOCK: (continued)
		Colombia: 0.9%
39,312		Petrominerales Ltd.	$213,956	0.9

		Czech Republic: 2.3%
10,863		CEZ A/S	257,874	1.0
1,574		Komercni Banka AS	305,887	1.3
			563,761	2.3

		Egypt: 1.1%
53,625		Commercial International Bank	268,512	1.1

		Hong Kong: 2.1%
3,000,000		Emperor Watch & Jewellery Ltd.	228,012	1.0
83,000		Hang Lung Properties Ltd.	268,681	1.1
			496,693	2.1

		Hungary: 2.1%
185,376		Magyar Telekom Telecommunications PLC	254,578	1.1
15,920		Richter Gedeon Nyrt	244,738	1.0
			499,316	2.1

		India: 1.3%
6,247		Infosys Ltd. ADR	310,351	1.3

		Indonesia: 2.1%
591,000		Bank Negara Indonesia Persero Tbk PT	245,446	1.0
404,500		Indofood Sukses Makmur Tbk PT	255,307	1.1
			500,753	2.1

		Macau: 1.1%
90,000		Wynn Macau Ltd.	254,965	1.1

		Malaysia: 3.3%
199,124		Berjaya Sports Toto BHD	256,578	1.1
180,000		Gamuda BHD	263,922	1.1
160,100		IOI Corp. Bhd	269,880	1.1
			790,380	3.3

		Mexico: 1.0%
8,778		Southern Copper Corp.	228,842	1.0

		Panama: 0.9%
8,362	@	Banco Latinoamericano de Comercio Exterior SA	210,639	0.9

		Poland: 3.5%
55,020		PGE SA	260,171	1.1
24,463	@	Powszechna Kasa Oszczednosci Bank Polski S.A.	284,737	1.2
2,015		Powszechny Zaklad Ubezpieczen SA	286,045	1.2
			830,953	3.5

ING EMERGING MARKETS EQUITY DIVIDEND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Qatar: 2.2%
13,473		Commercial Bank of Qatar	$253,615	1.0
6,446		Industries Qatar QSC	281,288	1.2
			534,903	2.2

		Russia: 8.2%
22,646		CTC Media, Inc.	251,371	1.0
88,511		Gazprom OAO ADR	685,960	2.9
4,396		Lukoil OAO	259,503	1.1
35,373		Mobile Telesystems OJSC	293,399	1.2
21,678		Phosagro OAO GDR	204,423	0.8
37,706		Severstal	281,044	1.2
			1,975,700	8.2

		Singapore: 1.3%
18,000		United Overseas Bank Ltd.	303,645	1.3

		South Africa: 4.7%
28,434		Foschini Group Ltd./The	289,393	1.2
15,523		MTN Group Ltd.	290,616	1.2
6,427		Sasol Ltd.	295,285	1.2
23,127		Standard Bank Group Ltd.	258,603	1.1
			1,133,897	4.7

		South Korea: 10.3%
10,220		Hite Jinro Co. Ltd.	250,011	1.0
9,410		Hyundai Marine & Fire Insurance Co., Ltd.	258,168	1.1
968		Hyundai Motor Co.	86,607	0.3
2,694		Hyundai Motor Co.	255,161	1.1
9,270		Kangwon Land, Inc.	235,955	1.0
8,273		KB Financial Group, Inc.	261,685	1.1
3,879		KT&G Corp.	261,380	1.1
1,056		POSCO	303,300	1.3
3,636		Samsung Engineering Co. Ltd.	254,272	1.0
8,630		Shinhan Financial Group Co., Ltd.	314,582	1.3
			2,481,121	10 .3

		Sweden: 1.2%
3,636		Millicom International Cellular S.A.	291,162	1.2

		Taiwan: 9.3%
130,000		Cheng Uei Precision Industry Co., Ltd.	263,759	1.1
410,597		Chinatrust Financial Holding Co., Ltd.	270,834	1.1
23,000		MediaTek, Inc.	276,113	1.2
346,000		Mega Financial Holdings Co., Ltd.	288,964	1.2
139,000	@	Powertech Technology, Inc.	266,261	1.1
126,000		Quanta Computer, Inc.	293,081	1.2
84,000		Taiwan Semiconductor Manufacturing Co., Ltd.	285,658	1.2

COMMON STOCK: (continued)
		Taiwan: (continued)
217,000		TXC Corp.	$291,084	1.2
			2,235,754	9.3

		Thailand: 1.2%
28,100		PTT PCL	297,107	1.2

		United Kingdom: 1.7%
92,171		Petropavlovsk PLC	124,349	0.5
12,217		Standard Chartered PLC	283,360	1.2
			407,709	1.7

		Total Common Stock (Cost $23,754,843)	22,213,218	92.6

EXCHANGE-TRADED FUNDS: 4.7%
193,400	@	iShares MSCI India	1,121,720	4.7

		Total Exchange-Traded Funds (Cost $1,183,726)	1,121,720	4.7

PREFERRED STOCK: 1.1%
		Russia: 1.1%
118,649		Sberbank of Russia	267,777	1.1

		Total Preferred Stock (Cost $233,286)	267,777	1.1

		Total Investments in Securities (Cost $25,171,855)	$23,602,715	98.4
		Assets in Excess of Other Liabilities	393,428	1.6
		Net Assets	$23,996,143	100.0

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $25,445,277.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,519,014
Gross Unrealized Depreciation	(3,361,576)
Net Unrealized Depreciation	$(1,842,562)

Sector Diversification	Percentage of Net Assets
Financials	26.3%
Energy	10.8
Materials	9.5
Information Technology	9.3
Consumer Discretionary	8.6
Telecommunication Services	8.3
Industrials	7.9
Utilities	5.5
Consumer Staples	5.4
Exchange-Traded Funds	4.7
Health Care	2.1
Assets in Excess of Other Liabilities	1.6
Net Assets	100.0%

ING EMERGING MARKETS EQUITY DIVIDEND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$216,735	$—	$216,735
Belgium	—	259,568	—	259,568
Brazil	2,212,428	—	—	2,212,428
Chile	261,577	—	—	261,577
China	278,519	4,098,783	55,489	4,432,791
Colombia	213,956	—	—	213,956
Czech Republic	—	563,761	—	563,761
Egypt	268,512	—	—	268,512
Hong Kong	—	496,693	—	496,693
Hungary	254,578	244,738	—	499,316
India	310,351	—	—	310,351
Indonesia	—	500,753	—	500,753
Macau	—	254,965	—	254,965
Malaysia	256,578	533,802	—	790,380
Mexico	228,842	—	—	228,842
Panama	210,639	—	—	210,639
Poland	—	830,953	—	830,953
Qatar	281,288	253,615	—	534,903
Russia	1,141,754	833,946	—	1,975,700
Singapore	—	303,645	—	303,645
South Africa	—	1,133,897	—	1,133,897
South Korea	261,380	2,219,741	—	2,481,121
Sweden	—	291,162	—	291,162
Taiwan	—	2,235,754	—	2,235,754
Thailand	—	297,107	—	297,107
United Kingdom	—	407,709	—	407,709
Total Common Stock	6,180,402	15,977,327	55,489	22,213,218
Exchange-Traded Funds	1,121,720	—	—	1,121,720
Preferred Stock	—	267,777	—	267,777
Total Investments, at fair value	$7,302,122	$16,245,104	$55,489	$23,602,715

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Argentina: 0.2%
25,900		YPF SA ADR	$425,537	0.2

		Brazil: 13.1%
272,073		All America Latina Logistica SA	1,051,870	0.5
30,350		Arteris SA	286,026	0.1
82,600	@	B2W Companhia Global Do Varejo	388,135	0.2
132,080		Banco do Brasil S.A.	1,328,124	0.6
61,620		Banco do Estado do Rio Grande do Sul	409,206	0.2
125,000		Banco Santander Brasil S.A. ADR	752,500	0.3
53,000	@	Braskem SA ADR	815,140	0.4
80,200		BRF SA ADR	1,718,686	0.7
41,440	@	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,848,638	0.8
66,927	@	Cia de Bebidas das Americas ADR	2,528,502	1.1
78,500		Even Construtora e Incorporadora SA	292,136	0.1
26,920		Ez Tec Empreendimentos e Participacoes SA	322,731	0.1
126,400	@	Fibria Celulose SA ADR	1,400,512	0.6
98,300		Gerdau SA ADR	623,222	0.3
122,300	@	Gol Linhas Aereas Inteligentes SA ADR	434,165	0.2
180,000		Hypermarcas SA	1,312,907	0.6
286,459		Itau Unibanco Holding S.A. ADR	3,652,352	1.6
16,585		M Dias Branco SA	669,187	0.3
35,640		Petroleo Brasileiro SA ADR	511,078	0.2
180,000		Petroleo Brasileiro SA ADR	2,455,200	1.1
40,060		Porto Seguro SA	449,355	0.2
50,800		Santos Brasil Participacoes SA	568,935	0.2
66,250		Telefonica Brasil SA ADR	1,422,388	0.6
346,496		Tim Participacoes SA	1,290,997	0.6
111,700		Tim Participacoes SA ADR	2,096,609	0.9
37,643	@	Vale SA ADR	463,385	0.2
60,300	@	Vale SA ADR	827,316	0.4
			29,919,302	13.1

		China: 21.6%
740,000		Air China Ltd.	500,529	0.2
27,600	@	Baidu.com ADR	3,651,756	1.6
2,784,000		Bank of China Ltd.	1,165,679	0.5
5,852,000		China Construction Bank	4,363,255	1.9
405,000		China Mengniu Diary Co., Ltd.	1,620,411	0.7
481,000		China Merchants Bank Co., Ltd.	807,737	0.4
1,161,000		China Minsheng Banking Corp. Ltd.	1,172,354	0.5

COMMON STOCK: (continued)
		China: (continued)
41,179		China Mobile Ltd. ADR	$2,179,193	1.0
282,500		China Mobile Ltd.	3,005,224	1.3
460,000		China Overseas Land & Investment Ltd.	1,324,109	0.6
3,917,850		China Petroleum & Chemical Corp.	2,909,900	1.3
479,000		China Shanshui Cement Group Ltd.	190,588	0.1
1,998,000		China Telecom Corp., Ltd.	992,275	0.4
42,400		China Unicom Hong Kong Ltd. ADR	620,312	0.3
6,500		CNOOC Ltd. ADR	1,168,960	0.5
1,243,000		CNOOC Ltd.	2,246,510	1.0
255,000		Digital China Holdings Ltd.	279,929	0.1
460,000		Dongfeng Motor Group Co., Ltd.	616,462	0.3
863,000		Dongyue Group	333,443	0.1
838,000		Shougang Fushan Resources Group Ltd.	274,289	0.1
55,050		Giant Interactive Group INC. ADR	448,657	0.2
235,000		Great Wall Motor Co. Ltd.	1,096,788	0.5
367,200		Guangzhou R&F Properties Co., Ltd.	569,672	0.2
7,132,000		Industrial and Commercial Bank of China Ltd.	4,684,365	2.1
591,000		Lee & Man Paper Manufacturing Ltd.	384,380	0.2
1,394,000		Lenovo Group Ltd.	1,269,345	0.6
18,838	@	Neteasecom ADR	1,200,169	0.5
6,600		PetroChina Co., Ltd. ADR	769,428	0.3
215,000		Ping An Insurance Group Co. of China Ltd.	1,390,681	0.6
180,000		Shanghai Pharmaceuticals Holding Co. Ltd.	373,945	0.2
12,800	@	Sina Corp.	882,816	0.4
908,000		Skyworth Digital Holdings Ltd.	462,948	0.2
32,000	@	Sohu.com, Inc.	1,999,040	0.9
330,000		Tingyi Cayman Islands Holding Corp.	816,033	0.4
188,000		Tsingtao Brewery Co., Ltd.	1,435,570	0.6
1,379,000		Uni-President China Holdings Ltd.	1,256,815	0.5
21,330	@	WuXi PharmaTech Cayman, Inc. ADR	473,526	0.2
1,308,000		Zijin Mining Group Co., Ltd.	280,279	0.1
			49,217,372	21.6

		Egypt: 0.2%
74,660		Commercial International Bank	373,839	0.2

ING EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Hungary: 0.5%
59,090		OTP Bank Nyrt	$1,189,268	0.5

		India: 6.1%
55,560		Canara Bank	250,532	0.1
45,830		HCL Technologies Ltd.	706,501	0.3
126,390		Housing Development Finance Corp.	1,667,691	0.7
22,600		ICICI Bank Ltd. ADR	740,828	0.3
40,280		Infosys Ltd. ADR	2,001,110	0.9
240,363		Oil & Natural Gas Corp., Ltd.	1,148,316	0.5
39,000	@	Oil India Ltd.	331,509	0.2
31,890		Punjab National Bank	299,118	0.1
151,506		Reliance Industries Ltd.	2,170,691	1.0
79,038	#	Reliance Industries Ltd. GDR	2,260,459	1.0
100,870		Rural Electrification Corp. Ltd.	262,686	0.1
171,300		Tata Chemicals Ltd.	727,684	0.3
58,800		Tata Motors Ltd. ADR	1,413,552	0.6
			13,980,677	6.1

		Indonesia: 1.0%
524,500		Tambang Batubara Bukit Asam Persero Tbk PT	507,632	0.2
1,454,000		Telekomunikasi Indonesia Tbk PT	1,682,115	0.8
			2,189,747	1.0

		Israel: 1.1%
65,000		Teva Pharmaceutical Industries Ltd. ADR	2,580,500	1.1

		Kazakhstan: 0.1%
15,269		KazMunaiGas Exploration Production GDR	223,996	0.1

		Macau: 0.5%
470,000		SJM Holdings Ltd.	1,176,826	0.5

		Malaysia: 0.5%
1,408,900		UEM Sunrise Bhd	1,162,909	0.5

		Mexico: 4.4%
60,000		America Movil S.A.B de CV ADR	1,258,800	0.6
138,727	@	Cemex SAB de CV ADR	1,596,748	0.7
395,890		Compartamos SAB de CV	715,982	0.3
60,700	@	Desarrollado ADR ADR	105,011	0.0
78,800	@	Empresas ICA SAB de CV ADR	662,708	0.3
8,600		Fomento Economico Mexicano SAB de CV ADR	855,614	0.4
249,078		Grupo Financiero Banorte	1,571,174	0.7
87,500		Grupo Televisa SAB ADR	2,371,250	1.0

COMMON STOCK: (continued)
		Mexico: (continued)
335,030		Wal-Mart de Mexico SA de CV	$916,740	0.4
			10,054,027	4.4

		Poland: 2.5%
13,000		Eurocash SA	242,006	0.1
27,495		KGHM Polska Miedz SA	952,748	0.4
33,294		Polski Koncern Naftowy Orlen	451,970	0.2
135,520	@	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,577,388	0.7
11,680		Powszechny Zaklad Ubezpieczen SA	1,658,066	0.8
299,303		Telekomunikacja Polska S.A.	711,690	0.3
			5,593,868	2.5

		Qatar: 0.2%
11,000		Industries Qatar QSC	480,014	0.2

		Russia: 8.7%
180,400		Gazprom OAO ADR	1,398,100	0.6
25,600		Globaltrans Investment PLC GDR	357,632	0.2
72,621		Lukoil OAO ADR	4,273,263	1.9
11,530		Magnit OJSC GDR	663,359	0.3
21,000		MegaFon OAO GDR	667,356	0.3
81,179		MMC Norilsk Nickel ADR	1,085,546	0.5
132,002		Mobile Telesystems OJSC ADR	2,572,719	1.1
390,710		Rosneft Oil Co. GDR	2,760,458	1.2
358,445		Sberbank of Russia ADR	4,132,871	1.8
39,854		Tatneft ADR	1,464,799	0.6
51,950		VimpelCom Ltd. ADR ADR	520,020	0.2
			19,896,123	8.7

		South Africa: 4.2%
9,186	@	Anglo Platinum Ltd.	324,988	0.1
94,196	@	ArcelorMittal South Africa Ltd.	317,733	0.1
62,353		AVI Ltd.	363,389	0.2
64,958		Clicks Group Ltd.	377,137	0.2
567,160		FirstRand Ltd.	1,701,356	0.8
28,750		Impala Platinum Holdings Ltd.	282,389	0.1
56,496		Imperial Holdings Ltd.	1,177,559	0.5
36,855		MTN Group Ltd.	689,986	0.3
154,850		Old Mutual PLC	459,168	0.2
40,217		Remgro Ltd.	768,114	0.3
13,400		Sasol Ltd. ADR	617,874	0.3
87,001		Standard Bank Group Ltd.	972,832	0.4
20,958		Tiger Brands Ltd.	651,767	0.3
75,102		Vodacom Group Pty Ltd.	886,544	0.4
			9,590,836	4.2

ING EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		South Korea: 17.1%
45,840		BS Financial Group, Inc.	$654,331	0.3
18,460		Grand Korea Leisure Co. Ltd.	525,641	0.2
1,950		GS Home Shopping, Inc.	430,817	0.2
25,960		Halla Visteon Climate Control Corp.	769,392	0.3
13,530		Hite Jinro Co. Ltd.	330,984	0.1
33,480	@	SK Hynix, Inc.	809,906	0.4
16,220		Hyundai Marine & Fire Insurance Co., Ltd.	445,004	0.2
11,281		Hyundai Motor Co.	2,332,612	1.0
22,680		Kangwon Land, Inc.	577,289	0.3
62,800		KB Financial Group, Inc. ADR	1,985,736	0.9
7,683		KCC Corp.	2,384,571	1.0
31,792		Kia Motors Corp.	1,800,099	0.8
75,710		KT Corp. ADR	1,212,874	0.5
22,883		KT&G Corp.	1,541,930	0.7
17,889		LG Electronics, Inc.	1,160,416	0.5
56,600	@	LG.Philips LCD Co. Ltd ADR	701,274	0.3
1,035		Lotte Chilsung Beverage Co., Ltd.	1,355,929	0.6
733		Lotte Confectionery Co. Ltd.	1,034,297	0.5
4,428		Samsung Electronics Co., Ltd.	5,045,783	2.2
10,836		Samsung Electronics Co., Ltd. GDR	6,209,029	2.7
18,460		Samsung Life Insurance Co. Ltd.	1,765,490	0.8
11,036		SK Telecom Co., Ltd.	2,162,294	0.9
129,900		SK Telecom Co., Ltd. ADR	2,804,541	1.2
110,470		Woori Finance Holdings Co., Ltd.	1,105,440	0.5
			39,145,679	17.1

		Taiwan: 9.0%
130,000		Asustek Computer, Inc.	1,133,770	0.5
171,000		Catcher Technology Co., Ltd.	739,472	0.3
252,156		Chicony Electronics Co. Ltd.	604,201	0.3
286,000	@	Chipbond Technology Corp.	629,982	0.3
957,000		Fubon Financial Holding Co., Ltd.	1,343,429	0.6
24,831		Hon Hai Precision Industry Co., Ltd. GDR	128,619	0.1
1,280,400		Hon Hai Precision Industry Co., Ltd.	3,315,355	1.5
129,000	@	Kenda Rubber Industrial Co. Ltd.	333,125	0.1
554,360		Lite-On Technology Corp.	943,707	0.4
485,000		POU Chen Corp.	496,302	0.2
259,990		Realtek Semiconductor Corp.	621,002	0.3
1,103,000		Taishin Financial Holdings Co., Ltd.	513,060	0.2

COMMON STOCK: (continued)
		Taiwan: (continued)
676,000		Taiwan Semiconductor Manufacturing Co., Ltd.	$2,298,866	1.0
241,261		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,096,612	1.8
76,000		TPK Holding Co. Ltd.	892,020	0.4
801,000		Uni-President Enterprises Corp.	1,633,793	0.7
1,666,000		United Microelectronics Corp.	745,174	0.3
			20,468,489	9.0

		Thailand: 1.7%
161,700		Bangkok Bank PCL	1,080,236	0.5
1,028,925		Krung Thai Bank PCL	582,118	0.2
543,000		PTT Global Chemical PCL	1,145,630	0.5
71,902		PTT PCL	760,235	0.3
394,600		Thanachart Capital PCL	422,776	0.2
			3,990,995	1.7

		Turkey: 3.2%
95,749		Arcelik A/S	638,080	0.3
26,893		Koza Altin Isletmeleri AS	370,745	0.2
66,770		Tofas Truk Otomobil Fabrika	441,172	0.2
39,100		Tupras Turkiye Petrol Rafine	837,076	0.4
135,649		Turk Hava Yollari	569,620	0.2
109,300		Turk Telekomunikasyon AS	391,473	0.2
45,700	@	Turkcell Iletisim Hizmet AS ADR	666,763	0.3
330,948		Turkiye Garanti Bankasi A/S	1,291,559	0.6
134,320		Turkiye Halk Bankasi AS	1,009,005	0.4
371,524		Turkiye Is Bankasi	984,071	0.4
			7,199,564	3.2

		United Arab Emirates: 0.5%
128,322		Dragon Oil Plc	1,207,167	0.5

		United States: 2.3%
23,900	@	Arcos Dorados Holdings, Inc.	288,234	0.1
78,900		Avon Products, Inc.	1,803,654	0.8
113,100	@	Yahoo!, Inc.	3,176,979	1.4
			5,268,867	2.3
		Total Common Stock (Cost $228,901,798)	225,335,602	98.7

ING EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

PREFERRED STOCK: 0.0%
	Brazil: 0.0%
950	Cia de Bebidas das Americas	$35,804	0.0

	Total Preferred Stock (Cost $39,221)	35,804	0.0

	Total Long-Term Investments (Cost $228,941,019)	225,371,406	98.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.9%
	Securities Lending Collateralcc(1): 4.9%
2,636,620	Bank of Nova Scotia, Repurchase Agreement dated 07/31/13, 0.08%, due 08/01/13 (Repurchase Amount $2,636,626, collateralized by various U.S. Government Agency Obligations, 0.000%-1.500%, Market Value plus accrued interest $2,689,361, due 10/10/13-05/01/20)	2,636,620	1.1
2,636,620	Citigroup, Inc., Repurchase Agreement dated 07/31/13, 0.09%, due 08/01/13 (Repurchase Amount $2,636,627, collateralized by various U.S. Government Agency Obligations, 1.847%-7.500%, Market Value plus accrued interest $2,689,352, due 12/15/17-07/15/53)	2,636,620	1.2
2,636,620	Daiwa Capital Markets, Repurchase Agreement dated 07/31/13, 0.10%, due 08/01/13 (Repurchase Amount $2,636,627, collateralized by various U.S. Government Agency Obligations, 1.369%-6.500%, Market Value plus accrued interest $2,689,352, due 06/01/17-03/01/48)	2,636,620	1.2

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
2,636,620	JPMorgan Chase & Co., Repurchase Agreement dated 07/31/13, 0.08%, due 08/01/13 (Repurchase Amount $2,636,626, collateralized by various U.S. Government Agency Obligations, 0.000%–6.925%, Market Value plus accrued interest $2,689,395, due 06/01/19–08/01/43)	$2,636,620	1.2
555,067	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/13, 0.06%, due 08/01/13 (Repurchase Amount $555,068, collateralized by various U.S. Government Securities, 0.000%–2.625%, Market Value plus accrued interest $566,168, due 12/05/13–01/31/18)	555,067	0.2
		11,101,547	4.9
	Total Short-Term Investments (Cost $11,101,547)	11,101,547	4.9

	Total Investments in Securities (Cost $240,042,566)	$236,472,953	103.6
	Liabilities in Excess of Other Assets	(8,201,731)	(3.6)
	Net Assets	$228,271,222	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $242,114,802.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$16,392,268
Gross Unrealized Depreciation	(22,034,117)
Net Unrealized Depreciation	$(5,641,849)

ING EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	24.0%
Information Technology	19.6
Energy	13.6
Telecommunication Services	12.0
Consumer Staples	10.8
Consumer Discretionary	8.4
Materials	5.4
Industrials	3.2
Health Care	1.5
Telecommunications	0.2
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(3.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Common Stock
Argentina	$425,537	$—	$—	$425,537
Brazil	26,266,950	3,652,352	—	29,919,302
China	13,393,857	35,823,515	—	49,217,372
Egypt	373,839	—	—	373,839
Hungary	—	1,189,268	—	1,189,268
India	4,883,174	9,097,503	—	13,980,677
Indonesia	—	2,189,747	—	2,189,747
Israel	2,580,500	—	—	2,580,500
Kazakhstan	223,996	—	—	223,996
Macau	—	1,176,826	—	1,176,826
Malaysia	—	1,162,909	—	1,162,909
Mexico	10,054,027	—	—	10,054,027
Poland	953,696	4,640,172	—	5,593,868
Qatar	480,014	—	—	480,014
Russia	8,981,342	10,914,781	—	19,896,123
South Africa	617,874	8,972,962	—	9,590,836
South Korea	14,886,201	24,259,478	—	39,145,679
Taiwan	4,096,612	16,371,877	—	20,468,489
Thailand	—	3,990,995	—	3,990,995
Turkey	666,763	6,532,801	—	7,199,564
United Arab Emirates	—	1,207,167	—	1,207,167
United States	5,268,867	—	—	5,268,867
Total Common Stock	94,153,249	131,182,353	—	225,335,602
Preferred Stock	35,804	—	—	35,804
Short-Term Investments	—	11,101,547	—	11,101,547
Total Investments, at fair value	$94,189,053	$142,283,900	$—	$236,472,953

(1)	For the period ended July 31, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At July 31, 2013, securities valued at $4,783,167 and $6,320,575 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 30.0%
		Australia: 0.1%
915,000		Westpac Banking Corp., 2.250%, 07/30/18	$914,720	0.1

		Bermuda: 0.2%
1,000,000	#	NCL Corp. Ltd., 5.000%, 02/15/18	1,002,500	0.2

		Brazil: 1.2%
BRL 4,000,000	#	Banco Votorantim SA, 6.250%, 05/16/16	1,951,651	0.3
1,575,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	1,459,238	0.2
420,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	417,900	0.1
500,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	532,500	0.1
1,641,000		Petrobras Global Finance BV, 4.375%, 05/20/23	1,495,621	0.2
941,000	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	959,820	0.2
920,000		Vale Overseas Ltd., 4.625%, 09/15/20	921,420	0.1
			7,738,150	1.2

		Canada: 0.6%
1,000,000	#	Bombardier, Inc., 6.125%, 01/15/23	1,027,500	0.2
822,000		Goldcorp, Inc., 3.700%, 03/15/23	740,802	0.1
940,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	942,938	0.1
1,315,000		Royal Bank of Canada, 2.200%, 07/27/18	1,317,685	0.2
			4,028,925	0.6

		Cayman Islands: 0.1%
665,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	744,800	0.1

		Colombia: 0.3%
1,500,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	1,413,750	0.2
719,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	767,532	0.1
			2,181,282	0.3

		Dominican Republic: 0.2%
1,000,000	#	Banco de Reservas de La Republica Dominicana, 7.000%, 02/01/23	995,000	0.2

		Germany: 0.3%
2,002,000		Deutsche Bank AG, 4.296%, 05/24/28	1,823,187	0.3

		Hong Kong: 0.3%
1,500,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,590,000	0.3

		India: 0.4%
1,300,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1,331,941	0.2
1,392,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	1,183,200	0.2
			2,515,141	0.4

		Ireland: 0.0%
250,000	#	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 7.375%, 10/15/17	267,187	0.0

		Italy: 0.0%
180,000		Telecom Italia Capital SA, 6.175%, 06/18/14	186,150	0.0

		Japan: 0.2%
1,120,000	#	Softbank Corp., 4.500%, 04/15/20	1,083,880	0.2

		Kazakhstan: 0.4%
1,000,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	907,500	0.2
800,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	738,000	0.1
750,000	#	KazMunayGas National Co. JSC, 4.400%, 04/30/23	696,563	0.1
			2,342,063	0.4

		Mexico: 0.4%
875,000	#	BBVA, 6.750%, 09/30/22	931,875	0.1
1,175,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,160,312	0.2
710,000	#	Petroleos Mexicanos, 3.500%, 07/18/18	724,200	0.1
			2,816,387	0.4

		Netherlands: 0.4%
575,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	598,719	0.1
1,133,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	1,205,276	0.2
750,000		Seagate HDD Cayman, 6.875%, 05/01/20	817,500	0.1
			2,621,495	0.4

		Paraguay: 0.4%
2,600,000	#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	2,717,000	0.4

		Russia: 0.8%
1,150,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	1,144,250	0.2

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	$422,752	0.0
1,300,000	#	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.199%, 03/06/22	1,202,500	0.2
2,400,000	#	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	2,466,480	0.4
			5,235,982	0.8

		South Africa: 0.2%
1,000,000	#	Eskom Holdings SOC Ltd, 6.750%, 08/06/23	991,900	0.2

		Switzerland: 0.2%
1,143,000		UBS, 7.625%, 08/17/22	1,274,682	0.2

		United Arab Emirates: 0.8%
1,100,000	#	Abu Dhabi National Energy Co., 2.500%, 01/12/18	1,083,500	0.2
1,080,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	1,193,400	0.2
732,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	807,030	0.1
1,611,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	1,743,907	0.3
			4,827,837	0.8

		United Kingdom: 1.4%
627,000	#	Barclays Bank PLC, 6.050%, 12/04/17	693,843	0.1
1,369,000		Barclays Bank PLC, 7.625%, 11/21/22	1,365,577	0.2
1,705,000		BP Capital Markets PLC, 2.750%, 05/10/23	1,589,616	0.2
250,000	#	Ineos Finance PLC, 8.375%, 02/15/19	275,313	0.0
300,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	326,250	0.1
325,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	355,469	0.1
725,000	#	Pearson Funding Five PLC, 3.250%, 05/08/23	671,011	0.1
1,236,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	1,199,386	0.2
936,000	#	Standard Chartered PLC, 3.950%, 01/11/23	881,142	0.1
842,000		Vodafone Group PLC, 1.500%, 02/19/18	816,439	0.1
1,151,000		Vodafone Group PLC, 4.375%, 02/19/43	1,034,344	0.2
			9,208,390	1.4

		United States: 20.6%
565,000		AES Corp., 8.000%, 10/15/17	658,225	0.1
1,099,000		Aflac, Inc., 3.625%, 06/15/23	1,084,424	0.2
1,578,000		American International Group, Inc., 6.400%, 12/15/20	1,866,226	0.3
625,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	525,000	0.1
132,000		Altria Group, Inc., 9.250%, 08/06/19	176,099	0.0
896,000		American Express Credit Corp., 2.125%, 07/27/18	897,623	0.1
2,040,000		AT&T, Inc., 2.500%, 08/15/15	2,108,034	0.3
1,722,000		AT&T, Inc., 5.350%, 09/01/40	1,749,667	0.3
1,185,000		AutoZone, Inc., 3.125%, 07/15/23	1,109,101	0.2
798,000		Bank of America Corp., 3.300%, 01/11/23	753,431	0.1
878,000		Bank of America Corp., 4.100%, 07/24/23	881,064	0.1
1,035,000		Bank of America Corp., 8.000%, 12/29/49	1,151,557	0.2
1,712,000		Bank of New York Mellon Corp./The, 2.100%, 08/01/18	1,717,456	0.3
2,749,000	#	Barrick North America Finance LLC, 5.750%, 05/01/43	2,260,302	0.4
1,403,000		Berkshire Hathaway, Inc., 4.500%, 02/11/43	1,345,901	0.2
500,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	533,750	0.1
1,000,000		Cablevision Systems Corp., 8.000%, 04/15/20	1,135,000	0.2
1,110,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	1,218,225	0.2
900,000		Case New Holland, Inc., 7.875%, 12/01/17	1,059,750	0.2
915,000		Chemtura Corp., 5.750%, 07/15/21	915,000	0.1
500,000		Chesapeake Energy Corp., 6.125%, 02/15/21	532,500	0.1
275,000		Chesapeake Energy Corp., 6.625%, 08/15/20	299,750	0.0
520,000		Chesapeake Midstream Partners L.P. / CHKM Finance Corp., 6.125%, 07/15/22	547,300	0.1
250,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	253,750	0.0
1,632,000		Citigroup, Inc., 4.050%, 07/30/22	1,590,333	0.2
848,000		Citigroup, Inc., 5.000%, 09/15/14	881,645	0.1
1,024,000		Citigroup, Inc., 5.950%, 12/29/49	994,560	0.2
639,000		Citigroup, Inc., 6.010%, 01/15/15	683,570	0.1
304,000		Citigroup, Inc., 8.500%, 05/22/19	388,493	0.1
485,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	509,250	0.1
560,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	593,600	0.1
1,923,000		Comcast Corp., 5.700%, 05/15/18	2,249,768	0.3
64,000		Commonwealth Edison Co., 4.700%, 04/15/15	67,981	0.0

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	$1,145,000	0.2
2,159,000	#	COX Communications, Inc., 2.950%, 06/30/23	1,935,952	0.3
500,000		Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	535,000	0.1
1,916,000		Devon Energy Corp., 5.600%, 07/15/41	2,019,194	0.3
1,659,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,503,198	0.2
443,000		DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	465,065	0.1
600,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	585,001	0.1
624,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	737,488	0.1
560,000	#	DISH DBS Corp., 4.250%, 04/01/18	553,000	0.1
500,000		DPL, Inc., 6.500%, 10/15/16	532,500	0.1
1,000,000	#	Eagle Spinco, Inc., 4.625%, 02/15/21	963,750	0.1
1,266,000		eBay, Inc., 2.600%, 07/15/22	1,186,857	0.2
2,315,000		EMC Corp./MA, 1.875%, 06/01/18	2,309,516	0.4
411,000		Enbridge Energy Partners, 9.875%, 03/01/19	542,179	0.1
246,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	320,205	0.0
2,157,000		Entergy Corp., 5.125%, 09/15/20	2,264,002	0.4
438,000		Entergy Texas, Inc., 7.125%, 02/01/19	522,536	0.1
597,000		Enterprise Products Operating, LLC, 6.450%, 09/01/40	703,948	0.1
1,630,000		EPR Properties, 5.250%, 07/15/23	1,596,829	0.2
651,000		Fifth Third Bancorp., 8.250%, 03/01/38	855,550	0.1
1,058,000		First Horizon National Corp., 5.375%, 12/15/15	1,145,850	0.2
1,128,000		FirstEnergy Corp., 4.250%, 03/15/23	1,032,701	0.2
500,000		Ford Motor Co., 8.125%, 01/15/20	616,988	0.1
500,000		Ford Motor Credit Co., LLC, 5.000%, 05/15/18	543,541	0.1
1,128,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	1,023,432	0.2
600,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	638,250	0.1
2,493,000		General Electric Capital Corp., 4.375%, 09/16/20	2,657,231	0.4
549,000		General Electric Capital Corp., 6.750%, 03/15/32	663,867	0.1
2,025,000	#	Glencore Funding LLC, 2.500%, 01/15/19	1,861,167	0.3
1,566,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	1,693,347	0.3
1,291,000		Halliburton Co., 3.500%, 08/01/23	1,291,337	0.2
1,197,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,463,726	0.2
735,000		HCA, Inc., 7.250%, 09/15/20	805,744	0.1
1,145,000		HCP, Inc., 2.625%, 02/01/20	1,085,536	0.2
1,700,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,722,783	0.3
822,000		HSBC USA, Inc., 5.000%, 09/27/20	874,341	0.1
1,678,000		Huntington Bancshares, Inc., 2.600%, 08/02/18	1,681,363	0.3
1,110,000		Huntsman International LLC, 4.875%, 11/15/20	1,104,450	0.2
430,000		Indiana Michigan Power, 7.000%, 03/15/19	519,521	0.1
1,616,000		Intel Corp., 4.250%, 12/15/42	1,481,983	0.2
680,000		Jabil Circuit, Inc., 7.750%, 07/15/16	780,300	0.1
2,063,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,997,894	0.3
1,339,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,246,609	0.2
915,000		JPMorgan Chase & Co., 6.000%, 12/29/49	902,419	0.1
500,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	545,347	0.1
1,154,000		Kraft Foods, Inc., 6.500%, 08/11/17	1,352,174	0.2
500,000	#	Lennar Corp., 4.125%, 12/01/18	485,000	0.1
862,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	757,576	0.1
885,000		Mediacom, LLC, 7.250%, 02/15/22	946,950	0.1
581,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	637,392	0.1
1,184,000		MetLife, Inc., 3.048%, 12/15/22	1,146,337	0.2
320,000	#	MetroPCS Wireless, Inc., 6.250%, 04/01/21	327,600	0.1
790,000	#	MetroPCS Wireless, Inc., 6.625%, 04/01/23	808,762	0.1
464,000		Metropolitan Edison, 7.700%, 01/15/19	568,949	0.1
1,110,000		MGM Resorts International, 6.750%, 10/01/20	1,183,537	0.2
782,000		Morgan Stanley, 3.750%, 02/25/23	754,108	0.1
1,300,000		Morgan Stanley, 4.100%, 05/22/23	1,223,928	0.2
370,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	391,275	0.1
2,151,000	#	Mylan, Inc./PA, 2.600%, 06/24/18	2,150,333	0.3
711,000		Nevada Power Co., 7.125%, 03/15/19	888,623	0.1
774,000		News America, Inc., 6.900%, 03/01/19	939,480	0.1
799,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	776,209	0.1
1,000,000	#	Nielsen Finance, LLC / Nielsen Finance Co., 4.500%, 10/01/20	987,500	0.2

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
252,000		Nisource Finance Corp., 6.125%, 03/01/22	$287,449	0.0
735,000		Plains Exploration & Production Co., 7.625%, 04/01/20	814,004	0.1
1,062,000		PNC Bank NA, 3.800%, 07/25/23	1,051,821	0.2
963,000	+	PNC Financial Services Group, Inc., 2.854%, 11/09/22	897,658	0.1
520,000	#	PNK Finance Corp., 6.375%, 08/01/21	524,875	0.1
815,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	780,243	0.1
598,000		Qwest Corp., 6.500%, 06/01/17	677,493	0.1
1,273,000		Regions Financial Corp., 2.000%, 05/15/18	1,227,406	0.2
750,000		Rent-A-Center, Inc., 6.625%, 11/15/20	806,250	0.1
800,000		Reynolds Group Issuer, Inc., 7.125%, 04/15/19	858,000	0.1
190,000		Ryland Group, Inc./The, 6.625%, 05/01/20	201,875	0.0
1,130,000		SandRidge Energy, Inc., 7.500%, 03/15/21	1,124,350	0.2
1,100,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,254,000	0.2
554,000		Sempra Energy, 6.500%, 06/01/16	634,096	0.1
1,020,000		SLM Corp., 4.625%, 09/25/17	1,027,650	0.2
645,000		SLM Corp., 8.000%, 03/25/20	721,594	0.1
300,000		Smithfield Foods, Inc., 7.750%, 07/01/17	340,125	0.1
476,000		Southwestern Electric Power, 5.550%, 01/15/17	525,170	0.1
500,000		SPX Corp., 6.875%, 09/01/17	558,750	0.1
2,078,000		St. Jude Medical, Inc., 2.500%, 01/15/16	2,136,888	0.3
291,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	314,280	0.0
765,000		Time Warner, Inc., 5.875%, 11/15/40	682,131	0.1
1,421,000		Time Warner, Inc., 6.500%, 11/15/36	1,649,902	0.3
479,000		Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	564,616	0.1
400,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	426,000	0.1
720,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	768,600	0.1
1,574,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	1,497,296	0.2
1,508,000		Verizon Communications, Inc., 2.450%, 11/01/22	1,366,352	0.2
1,660,000		Viacom, Inc., 6.125%, 10/05/17	1,917,529	0.3
1,136,000		Walgreen Co., 3.100%, 09/15/22	1,087,324	0.2
1,652,000		WellPoint, Inc., 5.100%, 01/15/44	1,665,071	0.3
672,000		Wells Fargo & Co., 1.250%, 07/20/16	672,430	0.1
1,626,000	+	Wells Fargo & Co., 3.676%, 06/15/16	1,740,430	0.3
800,000		Windstream Corp., 7.000%, 03/15/19	815,000	0.1
735,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	814,013	0.1
			132,151,236	20.6

		Venezuela: 0.5%
3,877,800		Petroleos de Venezuela SA, 9.750%, 05/17/35	3,044,073	0.5

		Total Corporate Bonds/Notes
		(Cost $192,480,618)	192,301,967	30.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.6%
		United States: 7.6%
1,685,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	1,732,274	0.3
1,500,562		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	1,511,292	0.2
4,643		Banc of America Funding Corp., 5.750%, 10/25/35	4,618	0.0
103,279		Banc of America Funding Corp., 5.750%, 11/25/35	102,432	0.0
710,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	748,760	0.1
612,967		Bear Stearns Adjustable Rate Mortgage Trust, 2.644%, 08/25/35	617,626	0.1
2,644,200	#	Bear Stearns Commercial Mortgage Securities, 5.483%, 07/11/42	2,716,134	0.4
1,033,000	#	Bear Stearns Commercial Mortgage Securities, 5.580%, 04/12/38	1,107,833	0.2
5,920,740	ˆ	COMM 2013-LC6 Mortgage Trust, 1.810%, 01/10/46	598,772	0.1
5,442,010	ˆ	Commercial Mortgage Pass Through Certificates, 1.939%, 12/10/45	609,007	0.1
5,925,917	ˆ	Commercial Mortgage Pass Through Certificates, 2.015%, 10/15/45	721,349	0.1
8,011,973	ˆ	Commercial Mortgage Pass Through Certificates, 2.243%, 05/15/45	1,016,586	0.2
1,236,223	#	Credit Suisse Mortgage Capital Certificates, 4.600%, 07/27/37	1,255,482	0.2
297,843		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	297,202	0.0
660,000	#	CSMC Series 2009-RR3, 5.342%, 12/15/43	736,149	0.1
496,815		GE Capital Commercial Mortgage Corp., 4.839%, 05/10/43	498,264	0.1

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
553,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.643%, 08/10/38	$543,410	0.1
6,019,137	ˆ	GS Mortgage Securities Corp. II, 2.399%, 11/10/45	842,680	0.1
1,620,000	#	GS MTG, 1.035%, 11/08/29	1,610,510	0.3
513,160	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	513,084	0.1
1,690,000	#	Irvine Core Office Trust 2013-IRV, 3.173%, 05/15/48	1,603,428	0.2
1,090,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.528%, 10/15/37	1,019,067	0.2
5,440,000	#,ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.361%, 12/15/47	154,139	0.0
9,204,292	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 1.951%, 12/15/47	1,022,665	0.2
93,411		JP Morgan Chase Commercial Mortgage Securities Corp., 4.903%, 10/15/42	97,076	0.0
1,270,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 5.822%, 01/15/38	1,276,647	0.2
245,891	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	246,240	0.0
850,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	763,953	0.1
637,000		LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	655,451	0.1
760,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	750,408	0.1
453,000	#	LB-UBS Commercial Mortgage Trust, 5.248%, 02/15/40	411,552	0.1
1,582,455		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	1,659,282	0.3
720,000		LB-UBS Commercial Mortgage Trust, 5.884%, 06/15/38	744,803	0.1
651,909		Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	653,533	0.1
1,062,012		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	1,064,666	0.2
8,233,174	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 1.521%, 12/15/48	623,139	0.1
1,450,000	#	Morgan Stanley Capital I, Inc., 3.512%, 01/11/32	1,393,622	0.2
1,520,000		Morgan Stanley Capital I, Inc., 5.397%, 06/15/38	1,553,091	0.2
1,330,000	#	Morgan Stanley Capital I, 5.159%, 01/13/41	1,348,252	0.2
1,020,000	#	Morgan Stanley Capital I, 5.253%, 09/15/47	1,040,024	0.2
930,000	#	Morgan Stanley Capital I, 5.253%, 09/15/47	883,033	0.1
1,018,000		Morgan Stanley Capital I, 5.302%, 01/14/42	1,062,369	0.2
1,461,583		Morgan Stanley Capital I, 5.579%, 04/12/49	1,468,063	0.2
489,694		Morgan Stanley Capital I, 5.649%, 12/15/44	503,115	0.1
2,650,000	#	Morgan Stanley Reremic Trust, 5.263%, 12/17/43	2,723,310	0.4
370,000	#	Motel 6 Trust, 1.948%, 10/05/25	366,699	0.1
391,129	#	RBSCF Trust, 5.305%, 01/16/49	390,866	0.1
579,529	+	Structured Asset Securities Corp., 4.550%, 02/25/34	585,832	0.1
11,839,373	#,ˆ	UBS-Barclays Commercial Mortgage Trust, 2.185%, 08/10/49	1,535,480	0.2
11,152,807	#,ˆ	Wells Fargo Commercial Mortgage Trust, 2.148%, 10/15/45	1,392,171	0.2
5,201,499	#,ˆ	Wells Fargo Mortgage Backed Securities Trust, 2.241%, 08/15/45	644,012	0.1
1,290,934		Wells Fargo Mortgage-Backed Securities Trust, 5.328%, 08/25/35	1,274,294	0.2

		Total Collateralized Mortgage Obligations
		(Cost $48,651,544)	48,693,746	7.6

FOREIGN GOVERNMENT BONDS: 39.1%
		Angola: 0.2%
1,000,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	1,071,250	0.2

		Argentina: 0.6%
1,596,475		Argentina Government International Bond, 2.500%, 12/31/38	534,819	0.1
1,187,176		Argentina Government International Bond, 7.000%, 09/12/13	1,210,190	0.2
1,816,763		Argentina Government International Bond, 8.280%, 12/31/33	1,108,225	0.2
880,000		City of Buenos Aires, 9.950%, 03/01/17	794,200	0.1
			3,647,434	0.6

		Aruba: 0.1%
470,000	#	Aruba Government Bond, 4.625%, 09/14/23	448,850	0.1

		Austria: 0.4%
EUR 1,500,000	#	Austria Government Bond, 4.650%, 01/15/18	2,327,586	0.4

		Belarus: 0.3%
1,873,000		Republic of Belarus, 8.750%, 08/03/15	1,882,365	0.3

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

		Belize: 0.1%
1,486,000	#	Belize Government International Bond, 5.000%, 02/20/38	$899,030	0.1

		Bermuda: 0.1%
750,000	#	Bermuda Government International Bond, 4.854%, 02/06/24	755,864	0.1

		Brazil: 0.3%
1,179,000		Brazilian Government International Bond, 2.625%, 01/05/23	1,019,835	0.2
680,000		Federal Republic of Brazil, 5.625%, 01/07/41	674,900	0.1
			1,694,735	0.3

		Canada: 0.8%
CAD 5,000,000		Canadian Government Bond, 1.500%, 03/01/17	4,865,690	0.8
CAD 30,000		Canadian Government Bond, 4.000%, 06/01/41	34,615	0.0
			4,900,305	0.8

		Chile: 0.2%
450,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	376,154	0.1
770,000		Empresa Nacional del Petroleo, 5.250%, 08/10/20	795,107	0.1
			1,171,261	0.2

		Colombia: 0.3%
200,000		Colombia Government International Bond, 2.625%, 03/15/23	176,500	0.0
400,000		Colombia Government International Bond, 7.375%, 03/18/19	486,000	0.1
943,000		Colombia Government International Bond, 8.125%, 05/21/24	1,247,117	0.2
			1,909,617	0.3

		Costa Rica: 0.1%
350,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	332,500	0.0
400,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	365,000	0.1
			697,500	0.1

		Croatia: 0.4%
300,000		Croatia Government International Bond, 6.375%, 03/24/21	318,810	0.0
2,400,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	2,490,600	0.4
			2,809,410	0.4

		Dominican Republic: 1.2%
DOP 158,000,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	4,350,137	0.7
DOP 116,000,000		Dominican Republic International Bond, 15.500%, 04/19/19	3,373,703	0.5
			7,723,840	1.2

		Ecuador: 0.1%
800,000		Ecuador Government International Bond, 9.375%, 12/15/15	836,000	0.1

		Egypt: 0.3%
2,000,000		Egypt Government International Bond, 5.750%, 04/29/20	1,695,000	0.3

		Gabon: 0.2%
1,200,000		Gabonese Republic, 8.200%, 12/12/17	1,374,000	0.2

		Germany: 6.3%
EUR 60,000		Bundesobligation, 0.250%, 04/13/18	78,311	0.0
EUR 2,360,000		Bundesschatzanweisungen, 0.140%, 06/12/15	3,131,609	0.5
EUR 14,900,000		Bundesrepublik Deutschland, 1.500%, 05/15/23	19,511,036	3.1
EUR 12,630,000		Bundesrepublik Deutschland, 1.500%, 09/04/22	16,742,546	2.6
EUR 510,000		Bundesrepublik Deutschland, 2.500%, 07/04/44	682,084	0.1
			40,145,586	6.3

		Ghana: 0.1%
750,000	#	Republic of Ghana, 7.875%, 08/07/23	742,950	0.1

		Guatemala: 0.2%
400,000	#	Guatemala Government Bond, 4.875%, 02/13/28	375,000	0.1
744,000		Guatemala Government Bond, 8.125%, 10/06/34	939,300	0.1
			1,314,300	0.2

		Hungary: 0.3%
610,000		Hungary Government International Bond, 5.375%, 02/21/23	584,838	0.1
1,080,000		Hungary Government International Bond, 7.625%, 03/29/41	1,139,400	0.2
			1,724,238	0.3

		Indonesia: 0.5%
750,000		Indonesia Government International Bond, 4.625%, 04/15/43	620,625	0.1
1,000,000		Indonesia Government International Bond, 5.250%, 01/17/42	915,000	0.1
1,485,000		Indonesia Government International Bond, 11.625%, 03/04/19	2,041,875	0.3
			3,577,500	0.5

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

		Ireland: 2.9%
EUR 14,080,000		Ireland Government Bond, 3.900%, 03/20/23	$18,784,572	2.9

		Ivory Coast: 0.2%
1,232,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	1,093,400	0.2

		Kazakhstan: 0.1%
670,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	685,075	0.1

		Latvia: 0.1%
600,000	#	Republic of Latvia, 2.750%, 01/12/20	567,000	0.1

		Lebanon: 0.3%
1,400,000		Lebanon Government International Bond, 6.100%, 10/04/22	1,375,500	0.2
325,000		Lebanon Government International Bond, 8.250%, 04/12/21	362,375	0.1
			1,737,875	0.3

		Lithuania: 0.2%
800,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	870,440	0.1
600,000		Lithuania Government International Bond, 6.625%, 02/01/22	705,750	0.1
			1,576,190	0.2

		Mexico: 2.3%
359,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	342,845	0.0
MXN 122,000,000		Mexican Bonos, 6.500%, 06/09/22	9,962,369	1.6
3,762,000		Mexico Government International Bond, 3.625%, 03/15/22	3,733,785	0.6
256,000		Mexico Government International Bond, 4.750%, 03/08/44	236,800	0.0
500,000		Petroleos Mexicanos, 5.500%, 01/21/21	541,250	0.1
			14,817,049	2.3

		Mongolia: 0.0%
200,000	#	Mongolia Government International Bond, 5.125%, 12/05/22	174,000	0.0

		Morocco: 0.2%
500,000		Morocco Government International Bond, 4.250%, 12/11/22	456,875	0.1
1,000,000	#	Morocco Government International Bond, 4.250%, 12/11/22	913,750	0.1
			1,370,625	0.2

		Namibia: 0.1%
600,000		Namibia International Bonds, 5.500%, 11/03/21	621,000	0.1

		Nigeria: 0.1%
800,000	#	Nigeria Government International Bond, 6.375%, 07/12/23	816,000	0.1

		Pakistan: 0.1%
320,000		Pakistan Government International Bond, 6.875%, 06/01/17	312,000	0.1
200,000		Pakistan Government International Bond, 7.875%, 03/31/36	167,500	0.0
			479,500	0.1

		Panama: 0.2%
800,000		Panama Government International Bond, 4.300%, 04/29/53	656,000	0.1
625,000		Panama Government International Bond, 6.700%, 01/26/36	743,750	0.1
			1,399,750	0.2

		Paraguay: 0.3%
1,800,000	#	Republic of Paraguay, 4.625%, 01/25/23	1,683,000	0.3

		Peru: 0.3%
2,000,000	#	El Fondo Mivivienda SA, 3.500%, 01/31/23	1,800,000	0.2
510,000		Peruvian Government International Bond, 5.625%, 11/18/50	522,750	0.1
			2,322,750	0.3

		Philippines: 0.4%
650,000		Philippine Government International Bond, 7.750%, 01/14/31	853,938	0.1
1,595,000		Philippine Government International Bond, 4.000%, 01/15/21	1,664,781	0.3
			2,518,719	0.4

		Poland: 0.2%
1,150,000		Poland Government International Bond, 3.000%, 03/17/23	1,050,813	0.1
495,000		Poland Government International Bond, 5.000%, 03/23/22	532,125	0.1
			1,582,938	0.2

		Republic Of Serbia: 0.2%
300,000	#	Republic of Serbia, 4.875%, 02/25/20	276,810	0.1
800,000	#	Republic of Serbia, 5.250%, 11/21/17	790,160	0.1
			1,066,970	0.2

		Romania: 0.2%
570,000	#	Romanian Government International Bond, 4.375%, 08/22/23	550,192	0.1

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
808,000		Romanian Government International Bond, 6.750%, 02/07/22	$914,212	0.1
			1,464,404	0.2

		Russia: 1.7%
750,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	770,775	0.1
RUB 188,007,000		Russian Federal Bond—OFZ, 7.050%, 01/19/28	5,347,346	0.8
RUB 97,502,000		Russian Federal Bond—OFZ, 8.150%, 02/03/27	3,083,757	0.5
1,080,250		Russian Foreign Bond—Eurobond, 7.500%, 03/31/30	1,268,754	0.2
600,000		Russian Railways via RZD Capital PLC, 5.700%, 04/05/22	624,750	0.1
			11,095,382	1.7

		Rwanda: 0.1%
750,000	#	Rwanda International Government Bond, 6.625%, 05/02/23	671,250	0.1

		South Africa: 1.1%
ZAR 52,500,000		South Africa Government Bond, 7.250%, 01/15/20	5,284,729	0.8
2,400,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	2,093,520	0.3
			7,378,249	1.1

		South Korea: 0.1%
500,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	531,717	0.1

		Spain: 4.3%
EUR 10,301,000		Spain Government Bond, 3.750%, 10/31/18	13,815,794	2.2
EUR 9,815,000		Spain Government Bond, 4.500%, 01/31/18	13,702,455	2.1
			27,518,249	4.3

		Sri Lanka: 0.1%
600,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	582,000	0.1

		Sweden: 1.3%
SEK 58,000,000		Sweden Government Bond, 1.500%, 11/13/23	8,351,078	1.3

		Tanzania: 0.2%
1,200,000		Tanzania Government International Bond, 6.450%, 03/08/20	1,230,000	0.2

		Trinidad And Tobago: 0.2%
1,227,750		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	1,292,207	0.2

		Turkey: 0.6%
3,410,000		Turkey Government Bond, 7.375%, 02/05/25	3,930,025	0.6

		Ukraine: 0.6%
2,350,000		Ukraine Government International Bond, 9.250%, 07/24/17	2,358,742	0.4
1,500,000	#	Ukraine Railways via Shortline PLC, 9.500%, 05/21/18	1,413,750	0.2
			3,772,492	0.6

		United Kingdom: 6.8%
GBP 21,970,000		United Kingdom Gilt, 1.250%, 07/22/18	33,406,566	5.2
GBP 990,000		United Kingdom Gilt, 1.000%, 09/07/17	1,508,547	0.3
GBP 110,000		United Kingdom Gilt, 2.750%, 01/22/15	173,343	0.0
GBP 1,810,000		United Kingdom Gilt, 3.250%, 01/22/44	2,595,650	0.4
GBP 550,000		United Kingdom Gilt, 4.500%, 12/07/42	995,340	0.2
GBP 2,940,000		United Kingdom Gilt, 5.000%, 09/07/14	4,702,274	0.7
			43,381,720	6.8

		Uruguay: 0.1%
493,404		Uruguay Government International Bond, 7.625%, 03/21/36	644,632	0.1

		Venezuela: 0.3%
1,858,900		Petroleos de Venezuela SA, 4.900%, 10/28/14	1,753,872	0.3

		Vietnam: 0.1%
440,000		Vietnam Government International Bond, 6.750%, 01/29/20	486,200	0.1

		Total Foreign Government Bonds
		(Cost $251,583,993)	250,728,511	39.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.3%
		Federal Home Loan Mortgage Corporation: 1.9%##
2,190,085		3.500%, due 04/01/43	2,204,909	0.4
4,484,118	ˆ	5.000%, due 02/15/40	850,907	0.1
787,230		5.500%, due 11/15/32	851,417	0.1
11,067,407	ˆ	5.809%, due 05/15/36	1,493,610	0.2
7,943,580	ˆ	5.859%, due 07/15/40	1,353,086	0.2
16,524,490	ˆ	6.359%, due 05/15/41	3,398,433	0.5
13,202,911	ˆ	6.459%, due 02/15/41	2,409,943	0.4
			12,562,305	1.9

		Federal National Mortgage Association: 2.7%##
3,000,000		3.000%, due 01/25/38	3,141,298	0.5
1,126,000	W	3.500%, due 03/25/41	1,132,334	0.2
455,994		4.500%, due 12/01/40	483,846	0.1
782,404		4.500%, due 12/01/40	830,192	0.1
796,015		4.500%, due 12/01/40	844,635	0.1
978,920		4.500%, due 01/01/41	1,038,711	0.2
1,242,267		4.500%, due 01/01/41	1,318,143	0.2
331,234		4.500%, due 09/01/41	351,589	0.1
7,036,919	ˆ	5.000%, due 05/25/18	533,289	0.1
777,791		5.000%, due 07/25/34	799,767	0.1
1,019,346		5.000%, due 05/01/41	1,105,349	0.2
423,067		5.000%, due 06/01/41	458,761	0.1
721,344		6.000%, due 04/25/33	823,167	0.1
913,930		6.000%, due 12/01/37	1,007,200	0.2
4,289,418	ˆ	6.260%, due 02/25/42	820,691	0.1

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
747,497		7.054%, due 08/25/37	$856,248	0.1
194,908		23.240%, due 07/25/35	205,500	0.0
880,532		32.500%, due 11/25/36	1,358,689	0.2
			17,109,409	2.7

		Government National Mortgage Association: 1.7%
18,162,096	ˆ	4.000%, due 08/16/26	2,241,550	0.4
5,729,943	ˆ	4.000%, due 04/20/38	679,233	0.1
12,033,046	ˆ	4.500%, due 12/20/37	1,383,522	0.2
815,579		4.500%, due 08/20/41	873,391	0.1
3,723,233	ˆ	5.000%, due 11/20/39	574,410	0.1
7,295,923	ˆ	5.000%, due 10/20/40	1,086,552	0.2
779,131		5.140%, due 10/20/60	866,813	0.1
512,777		5.288%, due 10/20/60	574,870	0.1
104,696		5.500%, due 03/20/39	114,424	0.0
1,101,852		21.428%, due 03/20/37	1,552,575	0.3
523,219		24.596%, due 04/16/37	735,769	0.1
			10,683,109	1.7

		Total U.S. Government Agency Obligations
		(Cost $39,070,691)	40,354,823	6.3

U.S. TREASURY OBLIGATIONS: 5.4%
		U.S. Treasury Bonds: 1.0%
7,029,000		3.125%, due 02/15/43	6,387,056	1.0

		U.S. Treasury Notes: 4.4%
1,851,800		0.250%, due 07/31/15	1,849,557	0.3
80,400		0.375%, due 06/30/15	80,518	0.0
1,326,000		0.625%, due 07/15/16	1,327,296	0.2
1,614,000		1.375%, due 07/31/18	1,613,559	0.3
23,103,000		1.750%, due 05/15/23	21,451,505	3.4
1,516,000		2.000%, due 07/31/20	1,515,882	0.2
			27,838,317	4.4

		Total U.S. Treasury Obligations
		(Cost $34,261,431)	34,225,373	5.4

ASSET-BACKED SECURITIES: 6.3%
		Cayman Islands: 5.8%
2,000,000	#	Apidos CDO II, 1.064%, 12/21/18	1,897,100	0.3
1,570,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	1,516,060	0.2
1,372,810	#	Avalon Capital Ltd. 3, 0.544%, 02/24/19	1,372,244	0.2
2,050,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.042%, 06/20/17	1,909,774	0.3
3,050,000	#	Castle Garden Funding, 2.025%, 10/27/20	2,958,296	0.5
2,622,596	#	Emporia Preferred Funding II Corp., 0.546%, 10/18/18	2,603,301	0.4
3,375,000	#	Gulf Stream—Compass CLO 2005-II Ltd, 1.065%, 01/24/20	3,303,264	0.5
2,000,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	1,971,416	0.3
825,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.715%, 08/07/21	796,275	0.1
476,043	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	469,009	0.1
3,785,000	#	Madison Park Funding I Ltd., 1.045%, 05/10/19	3,726,488	0.6
3,460,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	3,458,412	0.5
2,700,000	#	Morgan Stanley Investment Management Croton Ltd., 1.018%, 01/15/18	2,513,284	0.4
600,000	#	Stanfield Bristol CLO Ltd, 0.725%, 10/15/19	584,907	0.1
306,127	#	Venture III CDO Ltd, 1.866%, 01/21/16	306,169	0.1
3,275,000	#	Venture IV CDO Ltd, 1.425%, 08/15/16	3,274,430	0.5
2,600,000	#	WhiteHorse III Ltd./Corp, 1.015%, 05/01/18	2,551,986	0.4
1,900,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	1,899,914	0.3
			37,112,329	5.8

		United States: 0.5%
3,268,000		BA Credit Card Trust, 4.941%, 03/15/16	3,296,798	0.5

		Total Asset-Backed Securities
		(Cost $40,476,199)	40,409,127	6.3

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 0.2%
		United States: 0.2%
52,000	@,P	Goldman Sachs Group, Inc.	1,233,440	0.2

		Total Preferred Stock
		(Cost $1,294,800)	1,233,440	0.2

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.0%
		Options on Currencies: 0.0%
81,800,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.280, Exp. 09/09/13 Counterparty: Barclays Bank PLC	143,140	0.0

		Total Purchased Options
		(Cost $1,562,380)	143,140	0.0

		Total Long-Term Investments
		(Cost $609,381,656)	608,090,127	94.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.9%
		Commercial Paper: 1.5%
6,500,000		Kinder Morgan Energy Partners, 0.260%, 08/05/13	6,499,765	1.0
3,000,000		Pacific Gas & Electric Co., 0.190%, 08/01/13	2,999,984	0.5
			9,499,749	1.5

		Foreign Government Bonds: 1.5%
NGN 294,145,000	Z	Nigeria Treasury Bill, 10.790%, 10/24/13	1,786,055	0.3

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
NGN 555,000,000	Z	Nigeria Treasury Bill, 12.000%, 10/17/13	$3,370,467	0.5
NGN 513,990,000	Z	Nigeria Treasury Bill, 12.110%, 12/19/13	3,062,232	0.5
NGN 268,020,000	Z	Nigeria Treasury Bill, 14.996%, 09/26/13	1,633,014	0.2
			9,851,768	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
12,062,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $12,062,000)	12,062,000	1.9

	Total Short-Term Investments
	(Cost $31,569,273)	31,413,517	4.9

	Total Investments in Securities (Cost $640,950,929)	$639,503,644	99.8
	Assets in Excess of Other Liabilities	1,529,707	0.2
	Net Assets	$641,033,351	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

P	Preferred Stock may be called prior to convertible date.

W	Settlement is on a when-issued or delayed-delivery basis.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real

CAD	Canadian Dollar

DOP	Dominican Peso

EUR	EU Euro

GBP	British Pound

MXN	Mexican Peso

NGN	Nigerian Naira

RUB	Russian Ruble

SEK	Swedish Krona

ZAR	South African Rand

Cost for federal income tax purposes is $643,190,169.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$12,413,972
Gross Unrealized Depreciation	(16,100,497)
Net Unrealized Depreciation	$(3,686,525)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	40.6%
Financials	11.1
Collateralized Mortgage Obligations	7.6
Asset-Backed Securities	6.2
U.S. Treasury Notes	4.4
Consumer Discretionary	3.8
Energy	3.6
Federal National Mortgage Association	2.7
Telecommunication Services	2.6
Utilities	2.3
Materials	2.1
Federal Home Loan Mortgage Corporation	1.9
Government National Mortgage Association	1.7
Information Technology	1.4
Health Care	1.3
Consumer Staples	1.1
U.S. Treasury Bonds	1.0
Industrials	0.9
Other Asset-Backed Securities	0.1
Options on Currencies	0.0
Short-Term Investments	3.4
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Preferred Stock	$1,233,440	$—	$—	$1,233,440
Purchased Options	—	143,140	—	143,140
Corporate Bonds/Notes	—	192,301,967	—	192,301,967
Collateralized Mortgage Obligations	—	48,693,746	—	48,693,746
Short-Term Investments	12,062,000	19,351,517	—	31,413,517
U.S. Treasury Obligations	—	34,225,373	—	34,225,373
Foreign Government Bonds	—	250,728,511	—	250,728,511
Asset-Backed Securities	—	40,409,127	—	40,409,127
U.S. Government Agency Obligations	—	40,354,823	—	40,354,823
Total Investments, at fair value	$13,295,440	$626,208,204	$—	$639,503,644
Other Financial Instruments+
Swaps	1,161,707	905,128	—	2,066,835
Futures	1,505,569	—	—	1,505,569
Forward Foreign Currency Contracts	—	11,454,146	—	11,454,146
Total Assets	$15,962,716	$638,567,478	$—	$654,530,194
Liabilities Table
Other Financial Instruments+
Swaps	$(147,723)	$(4,317,436)	$—	$(4,465,159)
Futures	(2,380,030)	—	—	(2,380,030)
Written Options	—	(12,086)	—	(12,086)
Forward Foreign Currency Contracts	—	(11,244,048)	—	(11,244,048)
Total Liabilities	$(2,527,753)	$(15,573,570)	$—	$(18,101,323)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At July 31, 2013, the following forward foreign currency contracts were outstanding for the ING Global Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Indian Rupee	196,242,825	Buy	08/23/13	$3,265,000	$3,208,302	$(56,698)
Barclays Bank PLC	New Zealand Dollar	3,797,906	Buy	09/20/13	3,023,000	3,022,541	(459)
Barclays Bank PLC	South African Rand	21,148,216	Buy	08/23/13	2,103,028	2,136,923	33,895
Barclays Bank PLC	Norwegian Krone	20,403,800	Buy	09/20/13	3,396,000	3,456,020	60,020
Barclays Bank PLC	Turkish Lira	27,779,777	Buy	08/23/13	14,492,282	14,288,832	(203,450)
Barclays Bank PLC	Indian Rupee	131,493,245	Buy	08/23/13	2,294,132	2,149,734	(144,398)
Barclays Bank PLC	Mexican Peso	348,849	Buy	08/23/13	27,279	27,253	(26)
Barclays Bank PLC	Romanian New Leu	31,386,380	Buy	08/23/13	9,116,898	9,435,332	318,434
Barclays Bank PLC	Mexican Peso	239,122,975	Buy	08/23/13	18,678,005	18,680,528	2,523
Barclays Bank PLC	Philippine Peso	301,623,061	Buy	09/20/13	7,009,599	6,945,569	(64,030)
Barclays Bank PLC	Colombian Peso	13,440,484,713	Buy	10/04/13	6,913,830	7,042,935	129,105
Citigroup, Inc.	South African Rand	181,250	Buy	08/23/13	18,087	18,314	227
Citigroup, Inc.	Japanese Yen	624,933,460	Buy	09/20/13	6,387,000	6,384,378	(2,622)
Citigroup, Inc.	South Korean Won	4,650,392,950	Buy	08/23/13	4,087,000	4,133,944	46,944
Citigroup, Inc.	Mexican Peso	93,819	Buy	08/23/13	7,227	7,329	102
Citigroup, Inc.	Mexican Peso	20,289,154	Buy	08/23/13	1,564,000	1,585,009	21,009
Citigroup, Inc.	South African Rand	14,760,374	Buy	08/23/13	1,466,452	1,491,463	25,011
Citigroup, Inc.	EU Euro	5,909,576	Buy	09/20/13	7,797,000	7,863,191	66,191
Citigroup, Inc.	EU Euro	4,370,341	Buy	09/20/13	5,766,000	5,815,108	49,108
Citigroup, Inc.	EU Euro	9,941,185	Buy	09/20/13	13,015,000	13,227,589	212,589
Citigroup, Inc.	Norwegian Krone	43,315,791	Buy	09/20/13	7,227,000	7,336,880	109,880
Citigroup, Inc.	EU Euro	9,910,271	Buy	09/20/13	13,015,000	13,186,454	171,454
Citigroup, Inc.	Mexican Peso	47,170,478	Buy	08/23/13	3,587,000	3,685,005	98,005
Citigroup, Inc.	Mexican Peso	47,204,949	Buy	08/23/13	3,587,000	3,687,698	100,698
Citigroup, Inc.	British Pound	4,345,061	Buy	09/20/13	6,558,000	6,607,693	49,693
Citigroup, Inc.	Mexican Peso	48,317,817	Buy	08/23/13	3,722,000	3,774,637	52,637
Citigroup, Inc.	Brazilian Real	27,165,491	Buy	09/20/13	11,839,395	11,780,557	(58,838)
Citigroup, Inc.	EU Euro	4,651,419	Buy	09/20/13	6,079,000	6,189,107	110,107
Citigroup, Inc.	Canadian Dollar	4,463,968	Buy	09/20/13	4,286,000	4,340,889	54,889
Citigroup, Inc.	Brazilian Real	32,171,924	Buy	09/20/13	14,027,436	13,951,641	(75,795)

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Canadian Dollar	4,713,855	Buy	09/20/13	$4,525,000	$4,583,887	$58,887
Citigroup, Inc.	South African Rand	34,310,653	Buy	08/23/13	3,426,000	3,466,923	40,923
Citigroup, Inc.	British Pound	33,138	Buy	09/20/13	49,440	50,393	953
Citigroup, Inc.	Mexican Peso	48,290,739	Buy	08/23/13	3,727,000	3,772,521	45,521
Citigroup, Inc.	Mexican Peso	48,143,474	Buy	08/23/13	3,727,000	3,761,017	34,017
Citigroup, Inc.	Norwegian Krone	21,940,131	Buy	09/20/13	3,570,000	3,716,245	146,245
Citigroup, Inc.	Australian Dollar	11,860,628	Buy	09/20/13	10,837,744	10,624,750	(212,994)
Citigroup, Inc.	Canadian Dollar	4,746,843	Buy	09/20/13	4,498,000	4,615,965	117,965
Citigroup, Inc.	EU Euro	3,364,357	Buy	09/20/13	4,298,000	4,476,562	178,562
Citigroup, Inc.	British Pound	3,565,167	Buy	09/20/13	5,299,210	5,421,680	122,470
Citigroup, Inc.	New Zealand Dollar	11,568,583	Buy	09/20/13	9,057,518	9,206,788	149,270
Citigroup, Inc.	Singapore Dollar	4,786,243	Buy	08/23/13	3,802,000	3,766,237	(35,763)
Citigroup, Inc.	Mexican Peso	49,277,574	Buy	08/23/13	3,802,000	3,849,614	47,614
Citigroup, Inc.	Singapore Dollar	4,793,546	Buy	08/23/13	3,802,000	3,771,984	(30,016)
Citigroup, Inc.	Hong Kong Sar Dollar	31,520,898	Buy	08/23/13	4,061,985	4,064,661	2,676
Citigroup, Inc.	Israeli New Shekel	4,880,313	Buy	08/23/13	1,346,444	1,368,564	22,120
Citigroup, Inc.	Malaysian Ringgit	12,000,450	Buy	08/23/13	3,850,000	3,694,654	(155,346)
Citigroup, Inc.	Polish Zloty	83,083,370	Buy	08/23/13	25,359,831	25,958,570	598,739
Citigroup, Inc.	Singapore Dollar	388,566	Buy	08/23/13	311,554	305,758	(5,796)
Citigroup, Inc.	South African Rand	38,609,991	Buy	08/23/13	3,850,000	3,901,350	51,350
Citigroup, Inc.	Czech Koruna	39,620,985	Buy	08/23/13	2,002,174	2,031,526	29,352
Citigroup, Inc.	Mexican Peso	50,349,758	Buy	08/23/13	3,905,000	3,933,374	28,374
Citigroup, Inc.	Mexican Peso	50,331,404	Buy	08/23/13	3,905,000	3,931,940	26,940
Citigroup, Inc.	Hungarian Forint	570,633,120	Buy	09/20/13	2,507,349	2,524,888	17,539
Citigroup, Inc.	Russian Ruble	128,273,536	Buy	08/23/13	3,968,000	3,876,617	(91,383)
Citigroup, Inc.	Hungarian Forint	9,433,040	Buy	09/09/13	42,046	41,777	(269)
Citigroup, Inc.	Hungarian Forint	795,195,295	Buy	09/20/13	3,451,000	3,518,512	67,512
Citigroup, Inc.	Hungarian Forint	870,602,871	Buy	09/20/13	3,802,000	3,852,169	50,169
Citigroup, Inc.	Hungarian Forint	890,775,768	Buy	09/20/13	3,890,000	3,941,428	51,428
Citigroup, Inc.	Chinese Yuan	24,596,098	Buy	08/09/13	3,904,000	4,010,840	106,840
Citigroup, Inc.	Chinese Yuan	52,653,279	Buy	08/09/13	8,357,000	8,586,073	229,073
Credit Suisse Group AG	South African Rand	87,332,339	Buy	08/23/13	8,637,100	8,824,503	187,403
Credit Suisse Group AG	South Korean Won	1,844,377,600	Buy	08/23/13	1,630,000	1,639,550	9,550
Credit Suisse Group AG	Mexican Peso	120,089,688	Buy	08/23/13	9,315,000	9,381,528	66,528
Credit Suisse Group AG	Hungarian Forint	88,959,842	Buy	09/20/13	388,501	393,622	5,121
Deutsche Bank AG	Indian Rupee	235,501,500	Buy	08/23/13	4,225,000	3,850,127	(374,873)
Deutsche Bank AG	Chinese Offshore Yuan	49,330,698	Buy	01/14/14	7,834,000	7,949,634	115,634
Deutsche Bank AG	Mexican Peso	80,641,186	Buy	08/23/13	6,332,000	6,299,771	(32,229)
Deutsche Bank AG	Russian Ruble	121,484,561	Buy	08/23/13	3,684,924	3,671,445	(13,479)
Deutsche Bank AG	Thai Baht	306,002,851	Buy	08/23/13	9,814,075	9,763,737	(50,338)
Deutsche Bank AG	Chilean Peso	348,157,218	Buy	08/23/13	686,836	675,295	(11,541)
Deutsche Bank AG	Russian Ruble	62,621,542	Buy	08/23/13	1,882,703	1,892,516	9,813
Deutsche Bank AG	South African Rand	50,031,243	Buy	08/23/13	5,013,280	5,055,411	42,131
Deutsche Bank AG	EU Euro	2,601,104	Buy	09/20/13	3,444,000	3,460,989	16,989
Deutsche Bank AG	British Pound	3,541,668	Buy	09/20/13	5,436,000	5,385,945	(50,055)
Deutsche Bank AG	British Pound	3,950,836	Buy	09/20/13	6,047,000	6,008,182	(38,818)
Deutsche Bank AG	Canadian Dollar	3,610,913	Buy	09/20/13	3,473,000	3,511,355	38,355
Deutsche Bank AG	Russian Ruble	789,965,840	Buy	08/23/13	24,214,255	23,873,944	(340,311)
Deutsche Bank AG	Canadian Dollar	7,202,695	Buy	09/20/13	6,931,000	7,004,106	73,106
Deutsche Bank AG	Brazilian Real	25,962,887	Buy	09/20/13	11,285,758	11,259,036	(26,722)
Deutsche Bank AG	Danish Krone	11,481,481	Buy	09/20/13	1,980,344	2,049,891	69,547
Deutsche Bank AG	EU Euro	40,953,613	Buy	09/20/13	52,657,173	54,492,249	1,835,076
Deutsche Bank AG	Norwegian Krone	74,955,490	Buy	09/20/13	12,144,720	12,696,049	551,329
Deutsche Bank AG	Mexican Peso	49,154,647	Buy	08/23/13	3,802,000	3,840,011	38,011
Deutsche Bank AG	Peruvian Nuevo Sol	3,423,676	Buy	08/23/13	1,237,324	1,221,132	(16,192)
Deutsche Bank AG	South Korean Won	4,274,465,305	Buy	08/23/13	3,804,259	3,799,765	(4,494)
Deutsche Bank AG	South African Rand	38,971,425	Buy	08/23/13	3,850,000	3,937,871	87,871
Deutsche Bank AG	South African Rand	38,942,152	Buy	08/23/13	3,890,000	3,934,913	44,913
Deutsche Bank AG	South African Rand	35,227,001	Buy	08/23/13	3,590,000	3,559,515	(30,485)
Deutsche Bank AG	Brazilian Real	3,510,158	Buy	09/20/13	1,552,000	1,522,211	(29,789)
Deutsche Bank AG	Indian Rupee	227,128,320	Buy	08/23/13	3,968,000	3,713,237	(254,763)
Deutsche Bank AG	Peruvian Nuevo Sol	16,359,013	Buy	08/23/13	5,965,000	5,834,813	(130,187)
Deutsche Bank AG	Russian Ruble	128,424,320	Buy	08/23/13	3,968,000	3,881,174	(86,826)
Deutsche Bank AG	Hungarian Forint	795,742,623	Buy	09/20/13	3,451,000	3,520,934	69,934
Deutsche Bank AG	Hungarian Forint	869,064,202	Buy	09/20/13	3,802,000	3,845,361	43,361
Deutsche Bank AG	Hungarian Forint	890,513,193	Buy	09/20/13	3,890,000	3,940,266	50,266

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Chinese Yuan	50,722,335	Buy	08/09/13	$8,055,000	$8,271,198	$216,198
Goldman Sachs & Co.	South African Rand	35,630,250	Buy	08/23/13	3,573,672	3,600,261	26,589
HSBC	Malaysian Ringgit	30,715,531	Buy	08/23/13	9,634,453	9,456,584	(177,869)
HSBC	Malaysian Ringgit	24,000,000	Buy	08/23/13	7,528,011	7,389,031	(138,980)
JPMorgan Chase & Co.	Canadian Dollar	1,160,803	Buy	09/20/13	1,125,000	1,128,798	3,798
JPMorgan Chase & Co.	New Zealand Dollar	2,192,255	Buy	09/20/13	1,738,000	1,744,693	6,693
JPMorgan Chase & Co.	New Zealand Dollar	2,280,560	Buy	09/20/13	1,790,000	1,814,970	24,970
JPMorgan Chase & Co.	Australian Dollar	2,366,400	Buy	09/20/13	2,177,000	2,119,821	(57,179)
JPMorgan Chase & Co.	British Pound	4,350,480	Buy	09/20/13	6,558,000	6,615,934	57,934
JPMorgan Chase & Co.	Mexican Peso	48,305,605	Buy	08/23/13	3,722,000	3,773,683	51,683
JPMorgan Chase & Co.	Japanese Yen	931,317,054	Buy	09/20/13	9,307,000	9,514,422	207,422
JPMorgan Chase & Co.	Canadian Dollar	4,753,674	Buy	09/20/13	4,524,000	4,622,609	98,609
JPMorgan Chase & Co.	EU Euro	1,611,967	Buy	09/20/13	2,078,000	2,144,859	66,859
JPMorgan Chase & Co.	Mexican Peso	48,232,971	Buy	08/23/13	3,727,000	3,768,008	41,008
JPMorgan Chase & Co.	Japanese Yen	3,220,261,500	Buy	09/20/13	31,843,925	32,898,491	1,054,566
JPMorgan Chase & Co.	Mexican Peso	49,208,526	Buy	08/23/13	3,802,000	3,844,220	42,220
JPMorgan Chase & Co.	Indonesian Rupiah	64,643,058,000	Buy	08/23/13	6,199,584	6,267,210	67,626
JPMorgan Chase & Co.	Indonesian Rupiah	64,643,058,000	Buy	08/23/13	6,387,654	6,267,209	(120,445)
JPMorgan Chase & Co.	Malaysian Ringgit	12,010,075	Buy	08/23/13	3,850,000	3,697,617	(152,383)
JPMorgan Chase & Co.	Russian Ruble	165,427	Buy	08/23/13	5,064	4,999	(65)
JPMorgan Chase & Co.	Malaysian Ringgit	12,095,738	Buy	08/23/13	3,905,000	3,723,991	(181,009)
JPMorgan Chase & Co.	Malaysian Ringgit	12,292,864	Buy	08/23/13	3,968,000	3,784,681	(183,319)
JPMorgan Chase & Co.	Malaysian Ringgit	12,310,720	Buy	08/23/13	3,968,000	3,790,179	(177,821)
JPMorgan Chase & Co.	Russian Ruble	128,424,320	Buy	08/23/13	3,968,000	3,881,174	(86,826)
UBS Warburg LLC	Thai Baht	26,920,322	Buy	08/23/13	858,815	858,956	141
							$5,353,433

Barclays Bank PLC	Mexican Peso	84,455,084	Sell	08/23/13	$6,577,119	$6,597,716	$(20,597)
Barclays Bank PLC	Turkish Lira	11,516,175	Sell	08/23/13	5,875,000	5,923,471	(48,471)
Barclays Bank PLC	Peruvian Nuevo Sol	15,400,368	Sell	08/23/13	5,508,000	5,492,891	15,109
Barclays Bank PLC	Canadian Dollar	5,311,830	Sell	09/20/13	5,140,000	5,165,375	(25,375)
Barclays Bank PLC	New Zealand Dollar	6,062,949	Sell	09/20/13	4,783,000	4,825,162	(42,162)
Barclays Bank PLC	Thai Baht	169,023,915	Sell	08/23/13	5,427,000	5,393,103	33,897
Barclays Bank PLC	EU Euro	462,699	Sell	09/20/13	611,916	615,660	(3,744)
Barclays Bank PLC	EU Euro	3,736,468	Sell	09/20/13	4,916,000	4,971,687	(55,687)
Barclays Bank PLC	Japanese Yen	295,365,467	Sell	09/20/13	2,979,000	3,017,481	(38,481)
Barclays Bank PLC	British Pound	2,839,802	Sell	09/20/13	4,294,000	4,318,592	(24,592)
Barclays Bank PLC	Mexican Peso	48,857,498	Sell	08/23/13	3,802,000	3,816,797	(14,797)
Barclays Bank PLC	British Pound	1,384,325	Sell	09/20/13	2,067,000	2,105,195	(38,195)
Barclays Bank PLC	Thai Baht	107,205,061	Sell	08/23/13	3,441,575	3,420,628	20,947
Barclays Bank PLC	New Zealand Dollar	3,227,258	Sell	09/20/13	2,524,000	2,568,394	(44,394)
Barclays Bank PLC	British Pound	1,449,579	Sell	09/20/13	2,153,000	2,204,428	(51,428)
Barclays Bank PLC	Swedish Krona	30,613,926	Sell	09/20/13	4,511,462	4,691,519	(180,057)
Barclays Bank PLC	South African Rand	38,746,631	Sell	08/23/13	3,850,000	3,915,156	(65,156)
Citigroup, Inc.	Mexican Peso	33,230,906	Sell	08/23/13	2,597,000	2,596,032	968
Citigroup, Inc.	South African Rand	59,021,534	Sell	08/23/13	5,923,000	5,963,836	(40,836)
Citigroup, Inc.	South African Rand	21,492,685	Sell	08/23/13	2,149,329	2,171,730	(22,401)
Citigroup, Inc.	Malaysian Ringgit	10,573,777	Sell	08/23/13	3,309,000	3,255,415	53,585
Citigroup, Inc.	Malaysian Ringgit	10,578,741	Sell	08/23/13	3,309,000	3,256,943	52,057

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	South African Rand	36,661,699	Sell	08/23/13	$3,665,000	$3,704,484	$(39,484)
Citigroup, Inc.	EU Euro	1,107,551	Sell	09/20/13	1,469,000	1,473,690	(4,690)
Citigroup, Inc.	EU Euro	1,515,448	Sell	09/20/13	2,010,297	2,016,432	(6,135)
Citigroup, Inc.	Canadian Dollar	5,034,288	Sell	09/20/13	4,899,021	4,895,485	3,536
Citigroup, Inc.	Australian Dollar	6,970,059	Sell	09/20/13	6,387,000	6,243,779	143,221
Citigroup, Inc.	Indonesian Rupiah	8,366,182,800	Sell	08/23/13	804,000	811,110	(7,110)
Citigroup, Inc.	Czech Koruna	23,909,252	Sell	08/23/13	1,206,000	1,225,923	(19,923)
Citigroup, Inc.	Indian Rupee	233,510,386	Sell	08/23/13	3,874,000	3,817,575	56,425
Citigroup, Inc.	Hong Kong Sar Dollar	30,367,225	Sell	08/23/13	3,916,000	3,915,893	107
Citigroup, Inc.	Polish Zloty	6,805,523	Sell	08/23/13	2,061,000	2,126,318	(65,318)
Citigroup, Inc.	South Korean Won	5,803,121,920	Sell	08/23/13	5,024,000	5,158,656	(134,656)
Citigroup, Inc.	Canadian Dollar	4,995,016	Sell	09/20/13	4,824,000	4,857,296	(33,296)
Citigroup, Inc.	Mexican Peso	58,347,899	Sell	08/23/13	4,348,000	4,558,197	(210,197)
Citigroup, Inc.	Mexican Peso	40,065,136	Sell	08/23/13	2,993,000	3,129,929	(136,929)
Citigroup, Inc.	Mexican Peso	47,989,253	Sell	08/23/13	3,587,000	3,748,969	(161,969)
Citigroup, Inc.	Mexican Peso	48,098,987	Sell	08/23/13	3,587,000	3,757,541	(170,541)
Citigroup, Inc.	Japanese Yen	138,628,176	Sell	09/20/13	1,380,000	1,416,238	(36,238)
Citigroup, Inc.	EU Euro	153,212	Sell	09/20/13	201,000	203,861	(2,861)
Citigroup, Inc.	Swedish Krona	38,008,641	Sell	09/20/13	5,773,000	5,824,743	(51,743)
Citigroup, Inc.	Norwegian Krone	39,539,804	Sell	09/20/13	6,546,000	6,697,299	(151,299)
Citigroup, Inc.	Norwegian Krone	20,741,252	Sell	09/20/13	3,413,000	3,513,178	(100,178)
Citigroup, Inc.	Mexican Peso	48,086,954	Sell	08/23/13	3,727,000	3,756,601	(29,601)
Citigroup, Inc.	Mexican Peso	48,086,581	Sell	08/23/13	3,727,000	3,756,572	(29,572)
Citigroup, Inc.	New Zealand Dollar	3,380,135	Sell	09/20/13	2,633,000	2,690,060	(57,060)
Citigroup, Inc.	Canadian Dollar	8,647,070	Sell	09/20/13	8,200,480	8,408,657	(208,177)
Citigroup, Inc.	Swiss Franc	21,287,065	Sell	09/20/13	21,994,655	23,011,170	(1,016,515)
Citigroup, Inc.	Mexican Peso	49,044,146	Sell	08/23/13	3,802,000	3,831,378	(29,378)
Citigroup, Inc.	Mexican Peso	49,033,501	Sell	08/23/13	3,802,000	3,830,547	(28,547)
Citigroup, Inc.	Indonesian Rupiah	64,643,058,000	Sell	08/23/13	6,184,755	6,267,209	(82,454)
Citigroup, Inc.	Malaysian Ringgit	12,045,385	Sell	08/23/13	3,890,000	3,708,488	181,512
Citigroup, Inc.	Turkish Lira	7,397,115	Sell	08/23/13	3,890,000	3,804,787	85,213
Citigroup, Inc.	Mexican Peso	50,095,328	Sell	08/23/13	3,905,000	3,913,498	(8,498)
Citigroup, Inc.	Polish Zloty	1,399,848	Sell	08/23/13	429,064	437,368	(8,304)
Citigroup, Inc.	Polish Zloty	13,032,206	Sell	08/23/13	3,968,000	4,071,782	(103,782)
Citigroup, Inc.	South African Rand	25,405,724	Sell	08/23/13	2,558,503	2,567,124	(8,621)
Citigroup, Inc.	Singapore Dollar	4,959,889	Sell	08/23/13	3,968,000	3,902,877	65,123
Citigroup, Inc.	Hungarian Forint	795,766,435	Sell	09/20/13	3,451,000	3,521,039	(70,039)
Citigroup, Inc.	Hungarian Forint	802,029,182	Sell	09/20/13	3,494,000	3,548,750	(54,750)
Citigroup, Inc.	Hungarian Forint	40,600,001	Sell	09/20/13	179,911	179,643	268
Deutsche Bank AG	Chinese Offshore Yuan	49,330,698	Sell	01/14/14	7,912,281	7,949,634	(37,353)
Deutsche Bank AG	Malaysian Ringgit	23,612,680	Sell	08/23/13	7,280,000	7,269,784	10,216
Deutsche Bank AG	Mexican Peso	44,778,881	Sell	08/23/13	3,478,631	3,498,172	(19,541)
Deutsche Bank AG	British Pound	2,205,159	Sell	09/20/13	3,359,000	3,353,467	5,533
Deutsche Bank AG	Taiwan New Dollar	116,332	Sell	08/23/13	3,883	3,881	2
Deutsche Bank AG	Canadian Dollar	5,400,271	Sell	09/20/13	5,244,000	5,251,378	(7,378)
Deutsche Bank AG	Norwegian Krone	82,395,473	Sell	09/20/13	13,841,000	13,956,243	(115,243)
Deutsche Bank AG	Malaysian Ringgit	25,421,110	Sell	08/23/13	7,969,000	7,826,557	142,443
Deutsche Bank AG	Mexican Peso	48,053,306	Sell	08/23/13	3,587,000	3,753,973	(166,973)
Deutsche Bank AG	EU Euro	10,304,191	Sell	09/20/13	13,539,120	13,710,599	(171,479)
Deutsche Bank AG	South African Rand	38,310,328	Sell	08/23/13	3,802,000	3,871,070	(69,070)
Deutsche Bank AG	South African Rand	34,764,242	Sell	08/23/13	3,426,000	3,512,756	(86,756)
Deutsche Bank AG	EU Euro	1,124,984	Sell	09/20/13	1,443,000	1,496,886	(53,886)
Deutsche Bank AG	South African Rand	141,012,401	Sell	08/23/13	13,799,054	14,248,609	(449,555)
Deutsche Bank AG	Norwegian Krone	62,180,693	Sell	09/20/13	10,035,000	10,532,240	(497,240)
Deutsche Bank AG	Malaysian Ringgit	31,053,613	Sell	08/23/13	9,849,222	9,560,671	288,551
Deutsche Bank AG	Mexican Peso	72,911,868	Sell	08/23/13	5,656,468	5,695,949	(39,481)
Deutsche Bank AG	Polish Zloty	12,708,031	Sell	08/23/13	3,890,000	3,970,497	(80,497)
Deutsche Bank AG	Turkish Lira	7,394,781	Sell	08/23/13	3,890,000	3,803,587	86,413
Deutsche Bank AG	Mexican Peso	50,092,973	Sell	08/23/13	3,905,000	3,913,314	(8,314)
Deutsche Bank AG	Brazilian Real	49,430,400	Sell	09/20/13	21,830,323	21,435,932	394,391
Deutsche Bank AG	Hungarian Forint	802,007,170	Sell	09/20/13	3,494,000	3,548,652	(54,652)
Deutsche Bank AG	Colombian Peso	15,467,156,750	Sell	10/04/13	7,939,000	8,104,929	(165,929)
Deutsche Bank AG	Hungarian Forint	639,086,920	Sell	09/20/13	2,839,446	2,827,777	11,669
Deutsche Bank AG	Hungarian Forint	879,817,249	Sell	09/20/13	3,890,000	3,892,940	(2,940)
Deutsche Bank AG	Hungarian Forint	1,860,433,811	Sell	09/20/13	8,149,564	8,231,888	(82,324)
Goldman Sachs & Co.	South African Rand	38,338,003	Sell	08/23/13	3,802,000	3,873,867	(71,867)
Goldman Sachs & Co.	Polish Zloty	13,036,543	Sell	08/23/13	3,968,000	4,073,138	(105,138)

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	South African Rand	25,982,407	Sell	08/23/13	$2,575,000	$2,625,394	$(50,394)
HSBC	Polish Zloty	7,459,303	Sell	08/23/13	2,266,000	2,330,585	(64,585)
JPMorgan Chase & Co.	Chinese Yuan	46,052,230	Sell	08/09/13	7,420,000	7,509,652	(89,652)
JPMorgan Chase & Co.	Mexican Peso	83,030,276	Sell	08/23/13	6,379,000	6,486,409	(107,409)
JPMorgan Chase & Co.	Turkish Lira	12,611,950	Sell	08/23/13	6,500,000	6,487,094	12,906
JPMorgan Chase & Co.	EU Euro	1,791,515	Sell	09/20/13	2,381,168	2,383,762	(2,594)
JPMorgan Chase & Co.	Russian Ruble	35,668,190	Sell	08/23/13	1,072,000	1,077,946	(5,946)
JPMorgan Chase & Co.	Peruvian Nuevo Sol	4,352,754	Sell	08/23/13	1,554,000	1,552,508	1,492
JPMorgan Chase & Co.	Singapore Dollar	3,567,491	Sell	08/23/13	2,817,000	2,807,216	9,784
JPMorgan Chase & Co.	Mexican Peso	37,265,744	Sell	08/23/13	2,817,000	2,911,238	(94,238)
JPMorgan Chase & Co.	Romanian New Leu	7,308,220	Sell	08/23/13	2,130,000	2,196,987	(66,987)
JPMorgan Chase & Co.	British Pound	22,242,018	Sell	09/20/13	33,808,522	33,824,255	(15,733)
JPMorgan Chase & Co.	Norwegian Krone	39,665,342	Sell	09/20/13	6,558,000	6,718,563	(160,563)
JPMorgan Chase & Co.	British Pound	5,607,177	Sell	09/20/13	8,458,000	8,527,040	(69,040)
JPMorgan Chase & Co.	EU Euro	967,444	Sell	09/20/13	1,264,000	1,287,266	(23,266)
JPMorgan Chase & Co.	British Pound	2,988,425	Sell	09/20/13	4,513,000	4,544,608	(31,608)
JPMorgan Chase & Co.	Mexican Peso	48,080,164	Sell	08/23/13	3,727,000	3,756,071	(29,071)
JPMorgan Chase & Co.	EU Euro	4,638,012	Sell	09/20/13	5,957,221	6,171,268	(214,047)
JPMorgan Chase & Co.	Brazilian Real	16,524,479	Sell	09/20/13	7,193,000	7,165,987	27,013
JPMorgan Chase & Co.	EU Euro	5,085,118	Sell	09/20/13	6,522,000	6,766,180	(244,180)
JPMorgan Chase & Co.	Russian Ruble	1,262,306,445	Sell	08/23/13	38,642,231	38,148,780	493,451
							$(5,143,335)

ING Global Bond Fund Open Futures Contracts on July 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	46	09/06/13	$7,893,093	$(129,391)
Australia 10-Year Bond	43	09/16/13	4,591,810	(78,554)
Australia 3-Year Bond	62	09/16/13	6,119,709	(2,167)
Canada 10-Year Bond	89	09/19/13	11,399,036	36,992
Euro-Bobl 5-Year	98	09/06/13	16,403,736	(38,850)
Euro-Schatz	461	09/06/13	67,747,399	22,548
Japan 10-Year Bond (TSE)	34	09/10/13	49,873,149	236,274
Japanese Government Bonds 10-Year Mini	37	09/09/13	5,426,616	28,807
Long Gilt	201	09/26/13	34,454,522	(864,666)
Medium Gilt	179	09/26/13	30,579,904	74,224
Short Gilt	87	09/26/13	13,890,089	9,314
U.S. Treasury 2-Year Note	252	09/30/13	55,518,750	88,389
U.S. Treasury Long Bond	200	09/19/13	26,812,500	(1,266,402)
			$330,710,313	$(1,883,482)
Short Contracts
Euro-Bund	(25)	09/06/13	(4,735,060)	4,258
U.S. Treasury 10-Year Note	(1,395)	09/19/13	(176,380,312)	919,903
U.S. Treasury 5-Year Note	(240)	09/30/13	(29,128,126)	50,370
U.S. Treasury Ultra Long Bond	(4)	09/19/13	(577,000)	34,490
			$(210,820,498)	$1,009,021

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

ING Global Bond Fund Over-the-Counter Credit Default Swap Agreements Outstanding on July 31, 2013:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD 32,488,000	$(2,759,047)	$(2,700,007)	$(59,040)
						$(2,759,047)	$(2,700,007)	$(59,040)

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Republic of Turkey	Buy	(1.000)	06/20/18	USD 1,727,000	86,078	32,744	53,334
						$86,078	32,744	$53,334

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING Global Bond Fund Centrally Cleared Interest Rate Swap Agreements Outstanding on July 31, 2013:

	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.345% and pay a floating rate based on 6-month AUD-BBR-BBSW	06/25/15	AUD 211,168,000	$1,161,707	$1,161,707
Receive a fixed rate equal to 1.180% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	07/30/18	EUR 48,947,000	(46,780)	(46,780)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.537%	07/30/43	EUR 10,580,000	(20,123)	(20,123)
Receive a floating rate based on 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 0.779%	06/12/15	GBP 29,840,000	(80,820)	(80,820)
			$1,013,984	$1,013,984

ING Global Bond Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on July 31, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.505% Counterparty: Citigroup, Inc.	06/12/15	CAD 47,940,000	$(5,913)	$—	$(5,913)
Receive a fixed rate equal to 3.015% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citigroup, Inc.	06/14/15	NZD 120,000,000	(471,882)	—	(471,882)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.571% Counterparty: Citigroup, Inc.	06/08/45	USD 11,587,000	819,050	—	819,050
Receive a fixed rate equal to 2.333% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citigroup, Inc.	06/08/20	USD 46,346,000	(1,080,594)	—	(1,080,594)
			$(739,339)	$—	$(739,339)

ING Global Bond Fund Written OTC Options on July 31, 2013:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
81,800,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.220 USD	09/09/13	$654,400	$(12,086)
				Total Written OTC Options	$654,400	$(12,086)

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Investments in securities at value*	$143,140
Foreign exchange contracts	Forward foreign currency contracts	$11,454,146
Interest rate contracts	Futures contracts	$1,505,569
Credit contracts	Credit default swaps	$86,078
Interest rate contracts	Interest rate swaps	$819,050
Interest rate contracts	Interest rate swaps**	$1,161,707
Total Asset Derivatives		$15,169,690

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$11,244,048
Interest rate contracts	Futures contracts	$2,380,030
Credit contracts	Credit default swaps	$2,759,047
Interest rate contracts	Interest rate swaps	$1,558,389
Interest rate contracts	Interest rate swaps**	$147,723
Foreign exchange contracts	Written options	$12,086
Total Liability Derivatives		$18,101,323

*	Includes purchased options.

**	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS Warburg LLC	Totals
Assets:
Purchased Options	$143,140	$—	$—	$—	$—	$—	$—	$—	$143,140
Credit default swaps	—	—	—	86,078	—	—	—	—	86,078
Forward foreign currency contracts	613,930	4,035,098	268,602	4,241,752	26,589	—	2,268,034	141	11,454,146
Interest rate swap agreements	—	819,050	—	—	—	—	—	—	819,050
Total Assets	$757,070	$4,854,148	$268,602	$4,327,830	$26,589	$—	$2,268,034	$141	$12,502,414

Liabilities:
Credit default swaps	$2,759,047	$—	$—	$—	$—	$—	$—	$—	$2,759,047
Forward foreign currency contracts	1,122,197	3,799,924	—	3,599,713	227,399	381,434	2,113,381	—	11,244,048
Interest rate swap agreements	—	1,558,389	—	—	—	—	—	—	1,558,389
Written options	12,086	—	—	—	—	—	—	—	12,086
Total Liabilities	$3,893,330	$5,358,313	$—	$3,599,713	$227,399	$381,434	$2,113,381	$—	$15,573,570

Net OTC derivative instruments by counterparty, at fair value	$(3,136,260)	$(504,165)	$268,602	$728,117	$(200,810)	$(381,434)	$154,653	$141	(3,071,156)

Total collateral pledged by Portfolio/(Received from counterparty)	$—	$1,009,000	$—	$—	$—	$480,000	$570,000	$(10,000)	$2,049,000

Net Exposure(1)	$(3,136,260)	$504,835	$268,602	$728,117	$(200,810)	$98,566	$724,653	$(9,859)	$(1,022,156)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

ING GLOBAL EQUITY DIVIDEND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.7%
		Australia: 1.1%
39,964	L	ALS Ltd./Queensland	$304,591	0.4
50,449		Westfield Group	508,817	0.7
			813,408	1.1

		Brazil: 0.5%
35,321		Cia Energetica de Minas Gerais ADR	327,073	0.5

		Canada: 5.3%
34,895		Barrick Gold Corp.	577,563	0.8
9,642		Canadian Imperial Bank of Commerce	731,576	1.0
24,040		Cenovus Energy, Inc.	712,002	1.0
29,296		Shaw Communications, Inc.—Class B	728,193	1.0
10,759		Thomson Reuters Corp.	366,629	0.5
15,795		TransCanada Corp.	721,701	1.0
			3,837,664	5.3

		China: 1.5%
224,000		BOC Hong Kong Holdings Ltd.	702,745	1.0
7,008		China Mobile Ltd. ADR	370,864	0.5
			1,073,609	1.5

		France: 7.4%
12,377		BNP Paribas	802,493	1.1
15,098		Capgemini S.A.	825,769	1.1
17,010		Cie de Saint-Gobain	790,100	1.1
23,937		Eutelsat Communications	669,024	0.9
36,323		Gaz de France	761,852	1.1
6,862		Sanofi	718,342	1.0
14,323		Vinci S.A.	774,745	1.1
			5,342,325	7.4

		Germany: 7.4%
6,858		Bayer AG	797,142	1.1
11,634		DaimlerChrysler AG	807,071	1.1
15,360		Deutsche Bank AG	692,944	1.0
62,167		Deutsche Telekom AG	755,951	1.1
43,796		E.ON AG	743,619	1.0
21,651		Metro AG	747,080	1.0
6,907		Siemens AG	758,606	1.1
			5,302,413	7.4

		Hong Kong: 0.5%
54,000		Cheung Kong Infrastructure Holdings Ltd.	372,828	0.5

		Israel: 0.7%
64,375		Israel Chemicals Ltd.	513,343	0.7

		Italy: 2.4%
19,261		Assicurazioni Generali S.p.A.	381,019	0.5
31,936		ENI S.p.A.	705,377	1.0
968,079		Telecom Italia S.p.A.	664,113	0.9
			1,750,509	2.4

COMMON STOCK: (continued)
		Japan: 8.1%
7,400		Astellas Pharma, Inc.	$395,774	0.5
10,000		Canon, Inc.	308,442	0.4
25,500		Hoya Corp.	549,566	0.8
42,000		Itochu Corp.	498,816	0.7
113,800		Mitsubishi UFJ Financial Group, Inc.	705,902	1.0
57,700		Mitsui & Co., Ltd.	772,871	1.1
68,900		Nissan Motor Co., Ltd.	719,467	1.0
9,500		Secom Co., Ltd.	522,880	0.7
15,300		Sumitomo Mitsui Financial Group, Inc.	698,999	1.0
15,500		Takeda Pharmaceutical Co., Ltd.	691,209	0.9
			5,863,926	8.1

		Luxembourg: 1.0%
57,156		ArcelorMittal	746,707	1.0

		Netherlands: 3.2%
80,814		Aegon NV	622,703	0.8
9,474		Fugro NV	577,841	0.8
33,101		Royal Dutch Shell PLC	1,129,879	1.6
			2,330,423	3.2

		Singapore: 2.1%
249,000		Singapore Telecommunications Ltd.	768,897	1.1
44,000		United Overseas Bank Ltd.	742,243	1.0
			1,511,140	2.1

		Sweden: 1.8%
46,406		Telefonaktiebolaget LM Ericsson	548,533	0.8
48,919		Volvo AB — B Shares	720,636	1.0
			1,269,169	1.8

		Switzerland: 4.6%
25,313	@	Credit Suisse Group	743,539	1.0
15,283		Novartis AG	1,098,646	1.5
2,777		Roche Holding AG—Genusschein	683,389	1.0
2,778		Zurich Insurance Group AG	748,305	1.1
			3,273,879	4.6

		Taiwan: 1.4%
29,000		MediaTek, Inc.	348,142	0.5
38,697		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	657,075	0.9
			1,005,217	1.4

		United Kingdom: 7.6%
150,062		Barclays PLC	655,623	0.9
102,656		BP PLC	709,237	1.0
80,394		BT Group PLC	415,976	0.6
12,000	@	Ensco PLC	688,080	0.9
66,162		HSBC Holdings PLC	751,172	1.0

ING GLOBAL EQUITY DIVIDEND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United Kingdom: (continued)
19,730		Imperial Tobacco Group PLC	$662,241	0.9
129,320		J Sainsbury PLC	774,959	1.1
11,088		Rexam PLC	82,941	0.1
16,818		Rio Tinto PLC	756,819	1.1
			5,497,048	7.6

		United States: 40.1%
16,575		AbbVie, Inc.	753,831	1.1
7,479		Amgen, Inc.	809,901	1.1
1,652		Apple, Inc.	747,530	1.0
15,537		Bristol-Myers Squibb Co.	671,820	0.9
8,466		Caterpillar, Inc.	701,916	1.0
14,891		CenturyTel, Inc.	533,842	0.7
5,918		Chevron Corp.	745,017	1.0
29,869		Cisco Systems, Inc.	763,153	1.1
12,550		Coach, Inc.	666,781	0.9
21,417		Dow Chemical Co.	750,452	1.0
20,789		Eli Lilly & Co.	1,104,104	1.5
12,050		ExxonMobil Corp.	1,129,687	1.6
51,285		First Niagara Financial Group, Inc.	548,237	0.8
35,379		Freeport-McMoRan Copper & Gold, Inc.	1,000,518	1.4
46,130		General Electric Co.	1,124,188	1.6
14,777		Hewlett-Packard Co.	379,473	0.5
28,692		Intel Corp.	668,524	0.9
13,464		JPMorgan Chase & Co.	750,349	1.0
9,700		KLA-Tencor Corp.	568,711	0.8
14,009		L Brands, Inc.	781,282	1.1
15,037		Macy’s, Inc.	726,889	1.0
7,397		McDonald’s Corp.	725,498	1.0
22,978		Metlife, Inc.	1,112,595	1.5
31,193		Microsoft Corp.	992,873	1.4
10,169		Molson Coors Brewing Co.	509,060	0.7
16,655		Northeast Utilities	739,649	1.0
7,719		Occidental Petroleum Corp.	687,377	1.0
37,559		Pfizer, Inc.	1,097,850	1.5
9,420		PNC Financial Services Group, Inc.	716,391	1.0
24,499		PPL Corp.	778,333	1.1
9,404		Procter & Gamble Co.	755,141	1.1
21,775		Public Service Enterprise Group, Inc.	735,777	1.0
15,350		St. Jude Medical, Inc.	804,186	1.1
8,466		TAL International Group, Inc.	340,756	0.5
21,474	@	Tyco International Ltd.	747,510	1.0
19,153		UGI Corp.	804,234	1.1
3,595		VF Corp.	708,215	1.0
17,993		Wells Fargo & Co.	782,696	1.1
			28,964,346	40.1

		Total Common Stock (Cost $61,887,622)	69,795,027	96.7

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.2%
		Securities Lending Collateralcc(1): 0.2%
161,602		Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/13, 0.06%, due 08/01/13 (Repurchase Amount $161,602, collateralized by various U.S. Government Securities, 0.000%-2.625%, Market Value plus accrued interest $164,834, due 12/05/13-01/31/18) (Cost $161,602)	$161,602	0.2

		Total Short-Term Investments (Cost $161,602)	161,602	0.2

		Total Investments in Securities (Cost $62,049,224)	$69,956,629	96.9
		Assets in Excess of Other Liabilities	2,232,765	3.1
		Net Assets	$72,189,394	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at July 31, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $62,436,370.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$9,975,908
Gross Unrealized Depreciation	(2,455,649)
Net Unrealized Appreciation	$7,520,259

Sector Diversification	Percentage of Net Assets
Financials	18.5%
Health Care	13.2
Industrials	11.3
Energy	10.9
Information Technology	10.2
Consumer Discretionary	9.5
Utilities	7.3
Materials	6.1
Telecommunication Services	4.9
Consumer Staples	4.8
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	3.1
Net Assets	100.0%

ING GLOBAL EQUITY DIVIDEND FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$813,408	$—	$813,408
Brazil	327,073	—	—	327,073
Canada	3,837,664	—	—	3,837,664
China	370,864	702,745	—	1,073,609
France	—	5,342,325	—	5,342,325
Germany	—	5,302,413	—	5,302,413
Hong Kong	—	372,828	—	372,828
Israel	—	513,343	—	513,343
Italy	—	1,750,509	—	1,750,509
Japan	—	5,863,926	—	5,863,926
Luxembourg	—	746,707	—	746,707
Netherlands	—	2,330,423	—	2,330,423
Singapore	—	1,511,140	—	1,511,140
Sweden	—	1,269,169	—	1,269,169
Switzerland	—	3,273,879	—	3,273,879
Taiwan	657,075	348,142	—	1,005,217
United Kingdom	688,080	4,808,968	—	5,497,048
United States	28,964,346	—	—	28,964,346
Total Common Stock	34,845,102	34,949,925	—	69,795,027
Short-Term Investments	—	161,602	—	161,602
Total Investments, at fair value	$34,845,102	$35,111,527	$—	$69,956,629

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING GLOBAL NATURAL RESOURCES FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Canada: 12.4%
65,700		Alamos Gold, Inc.	$967,813	1.1
88,100		Canadian Natural Resources Ltd.	2,732,862	3.2
72,400		Centerra Gold, Inc.	320,728	0.4
41,100	@	Dominion Diamond Corp.	581,426	0.7
61,621		Eldorado Gold Corp.	486,806	0.6
61,008		GoldCorp, Inc.	1,722,256	2.0
17,764		HudBay Minerals, Inc.	119,683	0.1
72,100	@	Lundin Mining Corp.	284,301	0.3
33,500	@	MEG Energy Corp.	1,023,167	1.2
58,100		Suncor Energy, Inc.	1,837,703	2.2
15,529		Teck Cominco Ltd. — Class B	363,845	0.4
51,917	@	Thompson Creek Metals Co., Inc.	154,713	0.2
			10,595,303	12.4

		France: 1.5%
11,792		Technip S.A.	1,301,115	1.5

		Netherlands: 1.1%
12,973		Royal Dutch Shell PLC — Class A ADR	886,705	1.1

		Norway: 0.9%
34,900		Statoil ASA ADR	753,491	0.9

		United Kingdom: 1.7%
28,880		Antofagasta PLC	387,418	0.5
6,013		Randgold Resources Ltd. ADR	446,585	0.5
13,987		Rio Tinto PLC	629,423	0.7
			1,463,426	1.7

		United States: 79.5%
39,600		Anadarko Petroleum Corp.	3,505,392	4.1
104,109		Arch Coal, Inc.	406,025	0.5
11,800		Ball Corp.	528,522	0.6
35,400	@	Basic Energy Services, Inc.	404,976	0.5
11,200	@	Cameron International Corp.	664,160	0.8
17,800		Celanese Corp.	855,468	1.0
3,500		CF Industries Holdings, Inc.	686,035	0.8
59,667		Chevron Corp.	7,511,479	8.8
14,300		Cimarex Energy Co.	1,092,949	1.3
31,200	@	Cobalt International Energy, Inc.	900,120	1.0
4,700	@	Concho Resources, Inc.	421,543	0.5
13,900		ConocoPhillips	901,554	1.0
25,300		Consol Energy, Inc.	785,059	0.9
4,578	@	Continental Resources, Inc.	422,549	0.5
13,100		Domtar Corp.	910,581	1.1
21,600	@	Energy XXI Bermuda Ltd.	579,960	0.7
22,200		EOG Resources, Inc.	3,229,878	3.8

COMMON STOCK: (continued)
		United States: (continued)
79,764		ExxonMobil Corp.	$7,477,875	8.7
26,100	@	Forum Energy Technologies, Inc.	753,768	0.9
77,581		Freeport-McMoRan Copper & Gold, Inc.	2,193,991	2.6
59,200	@	FX Energy, Inc.	216,672	0.2
67,728		Halliburton Co.	3,060,628	3.6
7,600		Hess Corp.	565,896	0.7
23,500	@	Laredo Petroleum Holdings, Inc.	514,885	0.6
48,500		Marathon Oil Corp.	1,763,460	2.1
6,800		Marathon Petroleum Corp.	498,644	0.6
14,200		Mosaic Co.	583,478	0.7
32,100	@	Newfield Exploration Co.	789,660	0.9
18,500		Newmont Mining Corp.	555,000	0.6
39,900	@	Noble Corp.	1,524,180	1.8
49,600		Occidental Petroleum Corp.	4,416,880	5.2
11,500		Patterson-UTI Energy, Inc.	227,355	0.3
29,550		Phillips 66	1,817,325	2.1
11,400		Pioneer Natural Resources Co.	1,764,264	2.1
22,500		Range Resources Corp.	1,779,750	2.1
31,600	@	Rowan Companies PLC	1,085,460	1.3
12,800		Royal Gold, Inc.	661,632	0.8
75,460		Schlumberger Ltd.	6,137,162	7.2
14,400		SM Energy Co.	989,712	1.1
18,200	@	Southwestern Energy Co.	705,978	0.8
38,400	@	Stillwater Mining Co	464,640	0.5
40,300	@	Superior Energy Services	1,032,486	1.2
11,100		Tesoro Corp.	631,035	0.7
3,300		Union Pacific Corp.	523,347	0.6
22,000	@	Unit Corp.	991,760	1.2
10,300		Williams Cos., Inc.	351,951	0.4
			67,885,124	79.5
		Total Common Stock (Cost $69,732,130)	82,885,164	97.1

SHORT-TERM INVESTMENTS: 2.7%
		Mutual Funds: 2.7%
2,340,690		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,340,690)	2,340,690	2.7

		Total Short-Term Investments (Cost $2,340,690)	2,340,690	2.7

		Total Investments in Securities (Cost $72,072,820)	$85,225,854	99.8
		Assets in Excess of Other Liabilities	181,869	0.2
		Net Assets	$85,407,723	100.0

ING GLOBAL NATURAL RESOURCES FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $74,363,619.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$17,220,480
Gross Unrealized Depreciation	(6,358,245)
Net Unrealized Appreciation	$10,862,235

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	27.6%
Oil & Gas Exploration & Production	21.5
Oil & Gas Equipment & Services	15.7
Energy	5.0
Materials	4.2
Gold	4.3
Diversified Metals & Mining	4.1
Oil & Gas	3.4
Oil & Gas Refining & Marketing	2.8
Oil & Gas Drilling	2.5
Coal & Consumable Fuels	1.4
Paper Products	1.1
Fertilizers & Agricultural Chemicals	0.7
Retail	0.7
Mining	0.6
Industrials	0.6
Precious Metals & Minerals	0.5
Oil & Gas Storage & Transportation	0.4
Short-Term Investments	2.7
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Common Stock
Canada	$10,595,303	$—	$—	$10,595,303
France	—	1,301,115	—	1,301,115
Netherlands	886,705	—	—	886,705
Norway	753,491	—	—	753,491
United Kingdom	—	1,463,426	—	1,463,426
United States	67,885,124	—	—	67,885,124
Total Common Stock	80,120,623	2,764,541	—	82,885,164
Short-Term Investments	2,340,690	—	—	2,340,690
Total Investments, at fair value	$82,461,313	$2,764,541	$—	$85,225,854

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.8%
		Australia: 0.6%
11,543	@	Tronox Ltd. — CL A	$250,599	0.6

		Brazil: 1.4%
19,206		Hypermarcas SA	140,087	0.3
6,631		Linx SA	108,097	0.3
40,982		MRV Engenharia e Participacoes SA	118,023	0.3
13,843		Petroleo Brasileiro SA ADR	188,819	0.5
			555,026	1.4

		Cambodia: 0.3%
168,000		NagaCorp Ltd.	131,182	0.3

		Canada: 4.9%
29,873		Barrick Gold Corp.	506,945	1.2
20,685		GoldCorp, Inc.	583,937	1.4
10,502		Potash Corp. of Saskatchewan	304,558	0.7
13,938		Suncor Energy, Inc.	440,490	1.1
16,345		Talisman Energy, Inc.	185,236	0.5
			2,021,166	4.9

		China: 6.5%
1,572	@	Baidu.com ADR	207,991	0.5
322,495		Beijing Capital International Airport Co., Ltd.	199,853	0.5
150,000		Belle International Holdings	216,294	0.5
317,000		China Communications Construction Co., Ltd.	242,077	0.6
274,000		China Railway Group Ltd.	147,198	0.4
115,000		China Resources Enterprise	355,004	0.9
209,000		Golden Eagle Retail Group Ltd.	307,016	0.7
372,000		Guangdong Investment Ltd.	301,170	0.7
18,475		Hengan International Group Co., Ltd.	202,825	0.5
324,000		Industrial and Commercial Bank of China Ltd.	212,806	0.5
86,000		Kunlun Energy Co. Ltd.	126,533	0.3
27,000		Ping An Insurance Group Co. of China Ltd.	174,644	0.4
			2,693,411	6.5

		Colombia: 0.5%
11,233		Pacific Rubiales Energy Corp.	218,404	0.5

		France: 2.8%
19,297		AXA S.A.	425,334	1.0
1,063		Christian Dior S.A.	188,368	0.5
2,988		LVMH Moet Hennessy Louis Vuitton S.A.	543,906	1.3
			1,157,608	2.8

COMMON STOCK: (continued)
		Germany: 2.2%
27,720	@	Aixtron AG	$435,250	1.0
1,585		Fresenius AG	199,533	0.5
11,188	L	Rhoen Klinikum AG	270,591	0.7
			905,374	2.2

		Hong Kong: 2.3%
184,800		Chow Tai Fook Jewellery Group Ltd.	235,513	0.6
58,000	@	Galaxy Entertainment Group Ltd.	305,276	0.7
1,082,400	L	Hengdeli Holdings Ltd.	278,869	0.7
80,000		Li & Fung Ltd.	105,724	0.3
			925,382	2.3

		India: 2.1%
12,411		Axis Bank Ltd.	211,046	0.5
46,207		Dabur India Ltd.	122,651	0.3
29,807		Housing Development Finance Corp.	393,297	1.0
28,901		Titan Industries Ltd.	125,237	0.3
			852,231	2.1

		Indonesia: 2.6%
615,030		Astra International Tbk PT	389,186	0.9
289,328		Bank Mandiri Persero TBK PT	250,416	0.6
909,000		Lippo Karawaci Tbk PT	113,070	0.3
276,500		Mitra Adiperkasa Tbk PT	156,101	0.4
4,044,500	@	Pakuwon Jati Tbk PT	149,444	0.4
			1,058,217	2.6

		Israel: 1.4%
7,520	@	Check Point Software Technologies	423,451	1.0
3,469	@, L	Mellanox Technologies Ltd.	158,360	0.4
			581,811	1.4

		Japan: 5.0%
11,300		Astellas Pharma, Inc.	604,357	1.5
8,000		Mitsubishi Estate Co., Ltd.	202,791	0.5
20,400		Mitsui & Co., Ltd.	273,251	0.6
8,000		Mitsui Fudosan Co., Ltd.	241,138	0.6
4,600		Sumitomo Mitsui Financial Group, Inc.	210,157	0.5
8,800		Toyota Motor Corp.	535,486	1.3
			2,067,180	5.0

		Malaysia: 0.5%
191,200		AirAsia BHD	185,970	0.5

		Netherlands: 3.6%
18,757		CSM	430,316	1.0
16,958		Royal Dutch Shell PLC	578,849	1.4
136,705		Post NL	491,862	1.2
			1,501,027	3.6

ING GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Norway: 0.8%
14,995		Telenor ASA	$332,090	0.8

		Peru: 0.6%
1,946	@	Credicorp Ltd.	231,165	0.6

		Philippines: 0.3%
43,490		Universal Robina Corp.	124,463	0.3

		Russia: 0.9%
21,419		Gazprom OAO ADR	165,997	0.4
12,540	@, L	X5 Retail Group N.V. GDR	208,776	0.5
			374,773	0.9

		Singapore: 1.1%
56,000		Oversea-Chinese Banking Corp.	464,920	1.1

		South Korea: 1.3%
463		Samsung Electronics Co., Ltd.	527,597	1.3

		Switzerland: 5.7%
22,286		ABB Ltd.	491,316	1.2
8,815	@	Credit Suisse Group	258,930	0.6
14,783		Novartis AG	1,062,703	2.6
884		Partners Group	234,090	0.6
765		Syngenta AG	302,490	0.7
			2,349,529	5.7

		United Kingdom: 11.3%
29,599		BG Group PLC	533,737	1.3
75,095		BP PLC	518,822	1.3
6,230		British American Tobacco PLC	332,353	0.8
64,892		HSBC Holdings PLC	736,753	1.8
25,073		Imperial Tobacco Group PLC	841,579	2.0
4,959		Rio Tinto PLC	223,158	0.5
14,491		Shire PLC	528,657	1.3
31,254		Standard Chartered PLC	724,901	1.8
15,352		Telecity Group PLC	207,420	0.5
			4,647,380	11.3

		United States: 36.1%
6,215		AbbVie, Inc.	282,658	0.7
7,304	@	Adobe Systems, Inc.	345,333	0.8
9,431		Amgen, Inc.	1,021,283	2.5
1,314		Apple, Inc.	594,585	1.4
16,596		Blackstone Group LP	374,240	0.9
6,583		Boeing Co.	691,873	1.7
2,806	@	BorgWarner, Inc.	267,777	0.6
3,803		Celanese Corp.	182,772	0.4
2,664	@	Celgene Corp.	391,235	0.9
1,653		CF Industries Holdings, Inc.	324,004	0.8
3,904	@	Ciena Corp.	86,122	0.2
12,892		Citigroup, Inc.	672,189	1.6
11,910		EMC Corp.	311,446	0.8
1,900	@	F5 Networks, Inc.	166,744	0.4

COMMON STOCK: (continued)
		United States: (continued)
6,338		Freeport-McMoRan Copper & Gold, Inc.	$179,239	0.4
820	@	Google, Inc. — Class A	727,832	1.8
11,007		Halliburton Co.	497,406	1.2
4,119	@	Informatica Corp.	157,222	0.4
13,795		KBR, Inc.	431,508	1.0
19,194	@, L	MAKO Surgical Corp.	269,484	0.7
7,697		Mead Johnson Nutrition Co.	560,649	1.4
3,152		Monsanto Co.	311,355	0.8
4,617		Mosaic Co.	189,713	0.5
6,105		NetApp, Inc.	251,038	0.6
12,582	@	Nuance Communications, Inc.	236,038	0.6
3,790		Occidental Petroleum Corp.	337,499	0.8
1,869	@	Onyx Pharmaceuticals, Inc.	245,400	0.6
19,362		Pfizer, Inc.	565,951	1.4
19,355	@	Quanta Services, Inc.	518,908	1.3
1,962	@	Red Hat, Inc.	101,573	0.2
6,798	@	Riverbed Technolgoy, Inc.	106,321	0.3
4,214		Schlumberger Ltd.	342,725	0.8
8,035	@	Southwestern Energy Co.	311,678	0.8
5,440	@	Teradata Corp.	321,613	0.8
6,202		Thermo Fisher Scientific, Inc.	565,064	1.4
8,163	@, L	Universal Display Corp.	236,319	0.6
5,324	@	Veeco Instruments, Inc.	185,062	0.4
3,047	@	VMware, Inc.	250,433	0.6
21,943	@	Weatherford International Ltd.	306,324	0.7
13,056		Yum! Brands, Inc.	952,043	2.3
			14,870,658	36.1

		Total Common Stock (Cost $33,281,388)	39,027,163	94.8

ING GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc(1): 1.7%
719,298	Deutsche Bank AG, Repurchase Agreement dated 07/31/13, 0.08%, due 08/01/13 (Repurchase Amount $719,300, collateralized by various U.S. Government Securities, 0.000%–9.125%, Market Value plus accrued interest $733,684, due 08/01/13–05/15/43) (Cost $719,298)	$719,298	1.7

	Total Short-Term Investments (Cost $719,298)	719,298	1.7

	Total Investments in Securities (Cost $34,000,686)	$39,746,461	96.5
	Assets in Excess of Other Liabilities	1,429,316	3.5
	Net Assets	$41,175,777	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at July 31, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $34,293,503.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$8,188,006
Gross Unrealized Depreciation	(2,735,048)
Net Unrealized Appreciation	$5,452,958

Sector Diversification	Percentage of Net Assets
Financials	15.3%
Information Technology	14.9
Health Care	14.8
Consumer Discretionary	11.7
Energy	11.6
Industrials	9.0
Consumer Staples	8.0
Materials	8.0
Telecommunication Services	0.8
Utilities	0.7
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	3.5
Net Assets	100.0%

ING GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$250,599	$—	$—	$250,599
Brazil	555,026	—	—	555,026
Cambodia	—	131,182	—	131,182
Canada	2,021,166	—	—	2,021,166
China	207,991	2,485,420	—	2,693,411
Colombia	218,404	—	—	218,404
France	—	1,157,608	—	1,157,608
Germany	270,591	634,783	—	905,374
Hong Kong	—	925,382	—	925,382
India	122,651	729,580	—	852,231
Indonesia	—	1,058,217	—	1,058,217
Israel	581,811	—	—	581,811
Japan	—	2,067,180	—	2,067,180
Malaysia	—	185,970	—	185,970
Netherlands	—	1,501,027	—	1,501,027
Norway	—	332,090	—	332,090
Peru	231,165	—	—	231,165
Philippines	—	124,463	—	124,463
Russia	165,997	208,776	—	374,773
Singapore	—	464,920	—	464,920
South Korea	—	527,597	—	527,597
Switzerland	—	2,349,529	—	2,349,529
United Kingdom	—	4,647,380	—	4,647,380
United States	14,870,658	—	—	14,870,658
Total Common Stock	19,496,059	19,531,104	—	39,027,163
Short-Term Investments	—	719,298	—	719,298
Total Investments, at fair value	$19,496,059	$20,250,402	$—	$39,746,461

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING GLOBAL PERSPECTIVES FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

MUTUAL FUNDS: 98.3%
		Affiliated Investment Companies: 98.3%
25,001		ING Core Equity Research Fund — Class I	$396,267	10.0
35,995		ING Emerging Markets Equity Fund — Class I	384,791	9.7
35,860	@	ING Global Bond Fund — Class R6	386,571	9.8
21,003		ING Global Real Estate Fund — Class I	381,196	9.6
44,795		ING GNMA Income Fund — Class I	387,473	9.8
47,210		ING High Yield Bond Fund — Class I	388,069	9.8
39,600	@	ING Intermediate Bond Fund — Class R6	386,893	9.8
37,580		ING International Core Fund — Class I	390,458	9.8
15,369	@	ING MidCap Opportunities Portfolio — Class R6	397,300	10.0
22,539	@	ING Small Company Fund — Class R6	397,363	10.0

		Total Mutual Funds (Cost $3,901,433)	3,896,381	98.3
		Assets in Excess of Other Liabilities	68,875	1.7
		Net Assets	$3,965,256	100.0

@	Non-income producing security

Cost for federal income tax purposes is $3,902,629.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$33,202
Gross Unrealized Depreciation	(39,450)
Net Unrealized Depreciation	$(6,248)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Mutual Funds	$3,896,381	$—	$—	$3,896,381
Total Investments, at fair value	$3,896,381	$—	$—	$3,896,381

ING GLOBAL PERSPECTIVES FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended July 31, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 7/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class I	$—	$394,954	$(7,596)	$8,909	$396,267	$830	$487	$—
ING Emerging Markets Equity Fund — Class I	—	403,670	(8,501)	(10,378)	384,791	—	(419)	—
ING Global Bond Fund — Class I	—	133,629	(133,629)	—	—	68	1	—
ING Global Bond Fund — Class R6	—	399,810	(8,156)	(5,083)	386,571	1,071	(255)	—
ING Global Real Estate Fund — Class I	—	400,248	(8,156)	(10,896)	381,196	1,352	(74)	—
ING GNMA Income Fund — Class I	—	399,324	(8,260)	(3,591)	387,473	999	(177)	—
ING High Yield Bond Fund — Class I	—	399,422	(8,168)	(3,185)	388,069	2,175	(86)	—
ING Intermediate Bond Fund — Class I	—	133,288	(133,288)	—	—	150	1	—
ING Intermediate Bond Fund — Class R6	—	400,066	(8,054)	(5,119)	386,893	1,163	(153)	—
ING International Core Fund — Class I	—	395,769	(7,772)	2,461	390,458	—	310	—
ING MidCap Opportunities Portfolio — Class I	—	131,414	(131,414)	—	—	—	8	—
ING MidCap Opportunities Portfolio — Class R6	—	393,907	(7,480)	10,873	397,300	—	420	—
ING Small Company Fund — Class I	—	131,357	(131,357)	—	—	—	7	—
ING Small Company Fund — Class R6	—	393,849	(7,445)	10,959	397,363	—	456	—
	$—	$4,510,707	$(609,274)	$(5,052)	$3,896,381	$7,808	$526	$—

ING GLOBAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.1%
		Australia: 7.4%
58,996,106		Dexus Property Group	$55,610,961	1.1
16,707,300		Federation Centres Ltd	35,160,432	0.7
13,508,650		Goodman Group	57,268,575	1.2
3,678,975		Investa Office Fund	9,752,539	0.2
36,084,532		Mirvac Group	53,164,137	1.1
8,313,426		Westfield Group	83,847,253	1.7
25,056,781		Westfield Retail Trust	67,723,218	1.4
			362,527,115	7.4

		Brazil: 0.0%
284,400		Sonae Sierra Brasil SA	2,905,895	0.0

		Canada: 0.9%
418,100		Boardwalk Real Estate Investment Trust	23,455,284	0.5
308,400		Calloway Real Estate Investment Trust	7,587,643	0.1
623,300		RioCan Real Estate Investment Trust	14,770,832	0.3
			45,813,759	0.9

		China: 0.3%
5,065,500		China Overseas Land & Investment Ltd.	14,581,033	0.3

		France: 5.2%
196,862		Fonciere Des Regions	16,148,813	0.3
313,605	L	ICADE	28,358,064	0.6
1,314,056		Klepierre	57,011,157	1.2
216,250		Mercialys	4,223,200	0.1
619,114		Unibail-Rodamco SE	150,424,309	3.0
			256,165,543	5.2

		Germany: 0.7%
272,857		GSW Immobilien AG	11,065,974	0.2
482,400		LEG Immobilien AG	24,258,621	0.5
			35,324,595	0.7

		Hong Kong: 7.8%
4,235,109		Cheung Kong Holdings Ltd.	59,445,109	1.2
2,619,945		Hang Lung Properties Ltd.	8,481,091	0.2
8,608,094		Hongkong Land Holdings Ltd.	58,147,038	1.2
3,566,500		Kerry Properties Ltd.	14,661,409	0.3
13,229,900		Link Real Estate Investment Trust	64,600,207	1.3
22,902,986		Sino Land Co.	32,310,480	0.7
5,187,000		Sun Hung Kai Properties Ltd.	69,145,511	1.4
9,965,800		Swire Properties Ltd.	29,268,765	0.6
5,464,346		Wharf Holdings Ltd.	46,950,641	0.9
			383,010,251	7.8

		Japan: 17.3%
4,180		Advance Residence Investment Corp.	8,446,207	0.2
449,100		Daito Trust Construction Co., Ltd.	41,036,170	0.8

COMMON STOCK: (continued)
		Japan: (continued)
2,213,600		Daiwa House Industry Co., Ltd.	$40,654,516	0.8
7,354		Japan Real Estate Investment Corp.	77,548,690	1.6
29,640		Japan Retail Fund Investment Corp.	58,365,138	1.2
4,609		Kenedix Realty Investment Corp.	18,326,790	0.4
7,726,323		Mitsubishi Estate Co., Ltd.	195,853,714	4.0
5,950,088		Mitsui Fudosan Co., Ltd.	179,349,311	3.6
3,039		Nippon Building Fund, Inc.	33,032,062	0.7
1,039		Nippon Prologis REIT, Inc.	9,009,969	0.2
2,013,100		Hulic Co. Ltd.	24,091,558	0.5
2,523,300		Sumitomo Realty & Development Co., Ltd.	105,426,423	2.1
4,088,200		Tokyo Tatemono Co., Ltd.	33,862,399	0.7
19,833		United Urban Investment Corp.	24,631,253	0.5
			849,634,200	17.3

		Netherlands: 0.3%
356,568		Eurocommercial Properties NV	13,568,358	0.3

		Singapore: 4.8%
7,996,000		Ascendas Real Estate Investment Trust	14,452,598	0.3
43,324,600	L	CapitaCommercial Trust	47,820,117	1.0
16,263,158		CapitaLand Ltd.	41,256,324	0.8
22,213,991		CapitaMall Trust	35,403,038	0.7
2,743,800		Frasers Centrepoint Trust	4,142,535	0.1
26,987,600		Global Logistic Properties Ltd.	60,183,123	1.2
2,952,000		Keppel Land Ltd.	8,552,264	0.2
31,334,000	@	Mapletree Greater China Commercial Trust	23,166,153	0.5
			234,976,152	4.8

		Sweden: 0.8%
1,667,062		Castellum AB	23,835,101	0.5
1,147,349		Hufvudstaden AB	14,567,327	0.3
			38,402,428	0.8

		Switzerland: 0.4%
229,152		PSP Swiss Property AG	20,227,587	0.4

		United Kingdom: 5.3%
3,312,963		British Land Co. PLC	30,120,128	0.6
1,087,670		Derwent Valley Holdings PLC	39,887,779	0.8
4,693,692		Great Portland Estates PLC	39,584,214	0.8

ING GLOBAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United Kingdom: (continued)
5,773,604		Hammerson PLC	$46,552,903	1.0
6,479,961		Land Securities Group PLC	93,672,516	1.9
5,131,330		Safestore Holdings Ltd.	10,479,669	0.2
			260,297,209	5.3

		United States: 46.9%
514,208		AvalonBay Communities, Inc.	69,592,911	1.4
1,878,612		BioMed Realty Trust, Inc.	38,812,124	0.8
956,000		Boston Properties, Inc.	102,244,200	2.1
1,761,431		Brandywine Realty Trust	24,554,348	0.5
1,004,100		BRE Properties, Inc.	53,277,546	1.1
728,800		Campus Crest Communities, Inc.	8,271,880	0.2
411,500		CBL & Associates Properties, Inc.	9,369,855	0.2
668,402		CommonWealth REIT	15,420,034	0.3
2,907,800		DDR Corp.	49,665,224	1.0
1,704,600		Douglas Emmett, Inc.	42,632,046	0.9
3,467,000		Duke Realty Corp.	57,101,490	1.1
1,778,000		Equity Residential	99,568,000	2.0
134,100		Essex Property Trust, Inc.	21,628,989	0.4
139,400		Federal Realty Investment Trust	14,683,002	0.3
4,707,011		General Growth Properties, Inc.	97,623,408	2.0
1,490,729		HCP, Inc.	65,398,281	1.3
1,640,900		Health Care Real Estate Investment Trust, Inc.	105,821,641	2.1
467,700		Healthcare Realty Trust, Inc.	12,024,567	0.2
945,340		Healthcare Trust of America, Inc.	10,351,473	0.2
794,900		Highwoods Properties, Inc.	28,838,972	0.6
7,659,335		Host Hotels & Resorts, Inc.	136,795,723	2.8
1,210,600		Kilroy Realty Corp.	63,362,804	1.3
3,287,900		Kimco Realty Corp.	74,142,145	1.5
1,654,400		Lexington Realty Trust	20,746,176	0.4
1,640,375		Liberty Property Trust	62,678,729	1.3
1,482,141		Macerich Co.	91,966,849	1.9
590,900		Pebblebrook Hotel Trust	15,747,485	0.3
958,000		Post Properties, Inc.	44,566,160	0.9
2,899,102		ProLogis, Inc.	111,209,553	2.3
467,924		Public Storage, Inc.	74,502,859	1.5
624,100		Ramco-Gershenson Properties	9,667,309	0.2
1,324,900		Senior Housing Properties Trust	33,321,235	0.7
1,224,920		Simon Property Group, Inc.	196,060,695	4.0
1,058,030		SL Green Realty Corp.	95,910,419	1.9
429,200		Starwood Hotels & Resorts Worldwide, Inc.	28,391,580	0.6

COMMON STOCK: (continued)
		United States: (continued)
1,647,500	@	Strategic Hotel Capital, Inc.	$14,596,850	0.3
1,594,900	@	Sunstone Hotel Investors, Inc.	20,638,006	0.4
422,220		Tanger Factory Outlet Centers, Inc.	13,692,595	0.3
447,400		Taubman Centers, Inc.	32,758,628	0.7
2,990,055		UDR, Inc.	74,870,977	1.5
909,804		Ventas, Inc.	59,810,515	1.2
910,702		Vornado Realty Trust	77,236,637	1.6
1,033,700		Weyerhaeuser Co.	29,357,080	0.6
			2,308,911,000	46.9

		Total Common Stock (Cost $3,683,396,094)	4,826,345,125	98.1

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc(1): 0.7%
7,760,745	Bank of Nova Scotia, Repurchase Agreement dated 07/31/13, 0.08%, due 08/01/13 (Repurchase Amount $7,760,762, collateralized by various U.S. Government Agency Obligations, 0.000%–1.500%, Market Value plus accrued interest $7,915,985, due 10/10/13–05/01/20)	7,760,745	0.1
7,760,745	Citigroup, Inc., Repurchase Agreement dated 07/31/13, 0.09%, due 08/01/13 (Repurchase Amount $7,760,764, collateralized by various U.S. Government Agency Obligations, 1.847%–7.500%, Market Value plus accrued interest $7,915,960, due 12/15/17–07/15/53)	7,760,745	0.2

ING GLOBAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
7,760,745	Daiwa Capital Markets, Repurchase Agreement dated 07/31/13, 0.10%, due 08/01/13 (Repurchase Amount $7,760,766, collateralized by various U.S. Government Agency Obligations, 1.369%–6.500%, Market Value plus accrued interest $7,915,960, due 06/01/17–03/01/48)	$7,760,745	0.2
1,633,814	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/13, 0.06%, due 08/01/13 (Repurchase Amount $1,633,817, collateralized by various U.S. Government Securities, 0.000%–2.625%, Market Value plus accrued interest $1,666,490, due 12/05/13–01/31/18)	1,633,814	0.0
7,760,745	Mizuho Securities USA Inc., Repurchase Agreement dated 07/31/13, 0.09%, due 08/01/13 (Repurchase Amount $7,760,764, collateralized by various U.S. Government Agency Obligations, 1.550%–7.000%, Market Value plus accrued interest $7,915,960, due 01/24/20–07/01/43)	7,760,745	0.2
		32,676,794	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
69,089,533	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $69,089,533)	69,089,533	1.4

	Total Short-Term Investments (Cost $101,766,327)	101,766,327	2.1

	Total Investments in Securities (Cost $3,785,162,421)	$4,928,111,452	100.2
	Liabilities in Excess of Other Assets	(10,342,424)	(0.2)
	Net Assets	$4,917,769,028	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at July 31, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $4,084,895,760.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,007,270,185
Gross Unrealized Depreciation	(164,054,493)
Net Unrealized Appreciation	$843,215,692

REIT Diversification	Percentage of Net Assets
Retail REITs	25.2%
Diversified Real Estate Activities	15.6
Office REITs	13.5
Diversified REITs	11.4
Specialized REITs	8.1
Residential REITs	8.2
Real Estate Operating Companies	5.1
Hotels, Resorts & Cruise Lines	4.1
Industrial REITs	4.0
Real Estate Development	2.9
Assets in Excess of Other Liabilities*	1.9
Net Assets	100.0%

*	Includes short-term investments.

ING GLOBAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$362,527,115	$—	$362,527,115
Brazil	2,905,895	—	—	2,905,895
Canada	45,813,759	—	—	45,813,759
China	—	14,581,033	—	14,581,033
France	—	256,165,543	—	256,165,543
Germany	24,258,621	11,065,974	—	35,324,595
Hong Kong	—	383,010,251	—	383,010,251
Japan	—	849,634,200	—	849,634,200
Netherlands	—	13,568,358	—	13,568,358
Singapore	—	234,976,152	—	234,976,152
Sweden	—	38,402,428	—	38,402,428
Switzerland	—	20,227,587	—	20,227,587
United Kingdom	10,479,669	249,817,540	—	260,297,209
United States	2,308,911,000	—	—	2,308,911,000
Total Common Stock	2,392,368,944	2,433,976,181	—	4,826,345,125
Short-Term Investments	69,089,533	32,676,794	—	101,766,327
Total Investments, at fair value	$2,461,458,477	$2,466,652,975	$—	$4,928,111,452

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING INTERNATIONAL CORE FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.2%
		Argentina: 0.3%
10,000		Mercadolibre, Inc.	$1,174,300	0.3

		Austria: 0.4%
65,261		Erste Bank der Oesterreichischen Sparkassen AG	1,978,607	0.4

		Belgium: 2.6%
88,261		Anheuser-Busch InBev Worldwide, Inc.	8,487,323	1.9
70,290		Umicore	3,164,179	0.7
			11,651,502	2.6

		Brazil: 1.8%
244,000		Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,513,200	0.6
52,596		Embraer SA ADR	1,786,686	0.4
147,094		Itau Unibanco Holding S.A. ADR	1,875,448	0.4
46,600		Mills Estruturas e Servicos de Engenharia SA	582,156	0.1
73,193		Natura Cosmeticos S.A.	1,463,956	0.3
			8,221,446	1.8

		Canada: 3.9%
62,911		Canadian National Railway Co.	6,288,038	1.4
38,439	@	Lululemon Athletica, Inc.	2,674,201	0.6
13,100	@	MEG Energy Corp.	400,104	0.1
61,575		Potash Corp. of Saskatchewan	1,785,675	0.4
42,000		Suncor Energy, Inc.	1,327,349	0.3
84,700		Teck Resources Ltd.	1,984,113	0.4
53,540		Tim Hortons, Inc.	3,100,013	0.7
			17,559,493	3.9

		China: 4.8%
27,430	@	Baidu.com ADR	3,629,263	0.8
879,000		China Construction Bank	655,383	0.1
788,800		China Pacific Insurance Group Co., Ltd.	2,636,811	0.6
1,424,248		CNOOC Ltd.	2,574,084	0.5
4,866,651		Industrial and Commercial Bank of China Ltd.	3,196,462	0.7
544,600		Kunlun Energy Co. Ltd.	801,275	0.2
2,902,000		Lenovo Group Ltd.	2,642,497	0.6
324,000		Shandong Weigao Group Medical Polymer Co., Ltd.	305,977	0.1
178,500		Shanghai Fosun Pharmaceutical Group Co. Ltd.	311,791	0.1
16,305	@	Sina Corp.	1,124,556	0.3
757,028		Sinopharm Group Co.	2,067,105	0.4

COMMON STOCK: (continued)
		China: (continued)
1,072,000		Skyworth Digital Holdings Ltd.	$546,564	0.1
230,000		ENN Energy Holdings Ltd.	1,272,982	0.3
			21,764,750	4.8

		Denmark: 1.0%
26,318		Novo-Nordisk A/S	4,465,271	1.0

		Finland: 0.3%
16,364		Kone OYJ	1,218,765	0.3

		France: 13.1%
66,154		Accor S.A.	2,493,599	0.6
74,937		Air Liquide	9,948,023	2.2
305,070		AXA S.A.	6,724,195	1.5
94,543		BNP Paribas	6,129,925	1.3
21,203		Bureau Veritas SA	629,398	0.1
22,621		Cie Generale des Etablissements Michelin	2,268,380	0.5
29,711		Essilor International SA	3,325,176	0.7
26,880		LVMH Moet Hennessy Louis Vuitton S.A.	4,892,965	1.1
67,934	@	Peugeot S.A.	867,668	0.2
41,307		Publicis Groupe	3,332,489	0.7
153,232		Rexel SA	3,726,977	0.8
40,976		Safran S.A.	2,406,302	0.5
44,750		Sanofi	4,684,610	1.0
66,669		Schneider Electric S.A.	5,310,923	1.2
12,229		Unibail-Rodamco SE	2,971,244	0.7
			59,711,874	13.1

		Germany: 4.9%
33,200		Adidas AG	3,700,647	0.8
10,097		Allianz AG	1,573,434	0.4
9,811		Brenntag AG	1,614,724	0.4
16,912		Continental AG	2,663,125	0.6
78,469		Deutsche Bank AG	3,540,012	0.8
56,450		Deutsche Wohnen AG	994,986	0.2
50,888		Fresenius Medical Care AG & Co. KGaA	3,213,294	0.7
39,341		Lanxess	2,462,514	0.5
33,594		SAP AG	2,461,488	0.5
			22,224,224	4.9

		Hong Kong: 2.8%
1,278,736		AIA Group Ltd.	6,052,690	1.4
182,361		Hong Kong Exchanges and Clearing Ltd.	2,833,442	0.6
197,000		Link Real Estate Investment Trust	961,930	0.2
979,810		MGM China Holdings Ltd.	2,823,357	0.6
			12,671,419	2.8

		India: 0.4%
194,362		ITC Ltd.	1,092,745	0.3
14,402		United Spirits Ltd.	564,569	0.1
			1,657,314	0.4

ING INTERNATIONAL CORE FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Ireland: 0.4%
27,721	@	Accenture PLC	$2,046,087	0.4

		Italy: 2.9%
71,732		Assicurazioni Generali S.p.A.	1,418,996	0.3
60,652		Banca Generali SpA	1,524,076	0.3
906,506		Intesa Sanpaolo S.p.A.	1,729,209	0.4
168,090	@	Mediaset S.p.A.	734,292	0.2
60,700		Saipem S.p.A.	1,293,960	0.3
1,356,454		Snam Rete Gas S.p.A.	6,410,699	1.4
			13,111,232	2.9

		Japan: 19.9%
168,700		Aeon Co., Ltd.	2,318,630	0.5
18,270		Aeon Mall Co., Ltd.	454,343	0.1
96,900		Aisin Seiki Co., Ltd.	3,838,651	0.9
162,800		Asahi Group Holdings, Ltd.	4,146,985	0.9
221,000		Bank of Yokohama Ltd.	1,211,237	0.3
82,396		Bridgestone Corp.	2,917,380	0.7
716,629		Sumitomo Mitsui Trust Holdings, Inc.	3,295,825	0.7
28,500		Daiichi Sankyo Co., Ltd.	463,795	0.1
16,400		Daito Trust Construction Co., Ltd.	1,498,538	0.3
53,000		Daiwa House Industry Co., Ltd.	973,387	0.2
63,900		Eisai Co., Ltd.	2,701,000	0.6
62,500		FamilyMart Co., Ltd.	2,757,789	0.6
12,908		Fanuc Ltd.	1,954,434	0.4
38,450		Honda Motor Co., Ltd.	1,424,229	0.3
172,200		Japan Tobacco, Inc.	6,011,646	1.3
36,966		KDDI Corp.	2,045,297	0.5
140,159		Komatsu Ltd.	3,120,426	0.7
138,807		Kubota Corp.	2,020,673	0.5
317,100		Mitsubishi Electric Corp.	3,075,009	0.7
1,975,065		Mitsubishi UFJ Financial Group, Inc.	12,251,342	2.7
68,000		Mitsui Fudosan Co., Ltd.	2,049,676	0.5
377,600		Nomura Holdings, Inc.	2,868,728	0.6
44,500		Nomura Research Institute Ltd.	1,456,397	0.3
50,700		Olympus Corp.	1,549,593	0.3
29,500		Omron Corp.	912,272	0.2
34,800		Ono Pharmaceutical Co., Ltd.	2,230,423	0.5
6,216		Osaka Securities Exchange Co. Ltd.	584,420	0.1
312,600		Rakuten, Inc.	4,214,617	0.9
38,104		Softbank Corp.	2,418,704	0.5
288,790		T&D Holdings, Inc.	3,647,512	0.8
25,900		THK Co., Ltd.	539,316	0.1
146,400		Tokio Marine Holdings, Inc.	4,672,643	1.0
83,557		Toyota Motor Corp.	5,084,501	1.1
			90,709,418	19.9

COMMON STOCK: (continued)
		Malaysia: 0.1%
355,400		AirAsia BHD	$345,679	0.1

		Mexico: 0.8%
356,400		Fibra Uno Administracion SA de CV	1,138,449	0.2
188,100	@	Mexico Real Estate Management SA de CV	377,886	0.1
850,626		Wal-Mart de Mexico SA de CV	2,327,563	0.5
			3,843,898	0.8

		Netherlands: 1.4%
39,421		ASML Holding NV	3,551,042	0.8
12,241	@	ASML Holding NV-NY REG	1,100,466	0.2
60,020	@	NXP Semiconductor NV	1,959,653	0.4
			6,611,161	1.4

		Norway: 0.3%
31,283	@	Algeta ASA	1,278,770	0.3

		Panama: 0.2%
7,890	@	Copa Holdings S.A.	1,098,051	0.2

		Portugal: 0.7%
126,267		Galp Energia SGPS SA	2,016,881	0.5
261,808		Portugal Telecom SGPS S.A.	998,901	0.2
			3,015,782	0.7

		Russia: 0.4%
62,630	@	Yandex NV	2,035,475	0.4

		South Korea: 0.8%
3,048		Samsung Electronics Co., Ltd.	3,473,249	0.8

		Spain: 1.0%
39,458		Amadeus IT Holding S.A.	1,357,057	0.3
230,557	@	Telefonica S.A.	3,295,171	0.7
			4,652,228	1.0

		Sweden: 1.6%
101,665		Assa Abloy AB	4,507,468	1.0
76,535		Hennes & Mauritz AB	2,860,231	0.6
			7,367,699	1.6

		Switzerland: 8.5%
21,812		Cie Financiere Richemont SA	2,133,706	0.5
745		Givaudan	1,036,929	0.2
176,748		Julius Baer Group Ltd.	8,045,385	1.8
28,039		Nestle S.A.	1,897,754	0.4
57,093		Novartis AG	4,104,235	0.9
2,265		Partners Group	599,791	0.2
56,101		Roche Holding AG — Genusschein	13,805,839	3.0
1,589		Swatch Group AG — BR	944,267	0.2
6,813		Syngenta AG	2,693,942	0.6

ING INTERNATIONAL CORE FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Switzerland: (continued)
165,100		UBS AG — Reg	$3,250,990	0.7
			38,512,838	8.5

		Taiwan: 1.1%
1,484,000		Taiwan Semiconductor Manufacturing Co., Ltd.	5,046,623	1.1

		United Arab Emirates: 0.2%
43,500	@	Al Noor Hospitals Group Plc	463,224	0.1
154,341		NMC Health PLC	696,160	0.1
			1,159,384	0.2

		United Kingdom: 17.2%
77,093		ARM Holdings PLC	1,034,462	0.2
75,017		AstraZeneca PLC	3,805,317	0.8
581,068		BAE Systems PLC	3,940,679	0.9
124,561		BG Group PLC	2,246,118	0.5
756,917		BP PLC	5,229,441	1.1
58,481		British American Tobacco PLC	3,119,794	0.7
90,235		Burberry Group PLC	2,103,456	0.5
63,473		Carnival PLC	2,443,351	0.5
100,388		CRH PLC	2,112,678	0.5
15,921		Derwent Valley Holdings PLC	583,866	0.1
181,401		Diageo PLC	5,684,932	1.3
403,326		Direct Line Insurance Group PLC	1,391,562	0.3
69,409		Great Portland Estates PLC	585,360	0.1
160,353		Hammerson PLC	1,292,935	0.3
327,381		HSBC Holdings PLC	3,704,834	0.8
1,094,500		Kingfisher PLC	6,621,756	1.5
2,386,247	@	Lloyds TSB Group PLC	2,484,496	0.5
308,612		National Grid PLC	3,688,348	0.8
92,892		Pearson PLC	1,907,153	0.4
51,710		Reckitt Benckiser PLC	3,681,286	0.8
336,431		Rexam PLC	2,516,584	0.6
429,647		Rolls-Royce Holdings PLC	7,660,264	1.7
186,234	@	Royal Bank of Scotland Group PLC	899,329	0.2
46,115		SABMiller PLC	2,260,375	0.5
160,800		Standard Chartered PLC	3,729,574	0.8
76,920		Tullow Oil PLC	1,216,783	0.3
137,332		WPP PLC	2,479,422	0.5
			78,424,155	17.2

		United States: 2.4%
31,700		Carnival Corp.	1,173,851	0.3
21,500	@	Covidien PLC	1,325,045	0.3
30,900	@	Liberty Global PLC — A	2,506,608	0.5
37,201		Schlumberger Ltd.	3,025,557	0.7
39,280		Yum! Brands, Inc.	2,864,298	0.6
			10,895,359	2.4

		Total Common Stock (Cost $403,100,295)	437,926,053	96.2

PREFERRED STOCK: 1.2%
		Germany: 1.2%
55,258		ProSieben SAT.1 Media AG	$2,262,694	0.5
13,894		Volkswagen AG	3,296,129	0.7

		Total Preferred Stock (Cost $5,311,313)	5,558,823	1.2

		Total Long-Term Investments (Cost $408,411,608)	443,484,876	97.4

SHORT-TERM INVESTMENTS: 2.8%
		Mutual Funds: 2.8%
12,648,454		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $12,648,454)	12,648,454	2.8

		Total Short-Term Investments (Cost $12,648,454)	12,648,454	2.8

		Total Investments in Securities (Cost $421,060,062)	$456,133,330	100.2
		Liabilities in Excess of Other Assets	(684,248)	(0.2)
		Net Assets	$455,449,082	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $424,891,599.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$45,252,663
Gross Unrealized Depreciation	(14,010,932)
Net Unrealized Appreciation	$31,241,731

Sector Diversification	Percentage of Net Assets
Financials	23.7%
Consumer Discretionary	17.9
Industrials	13.2
Health Care	11.0
Consumer Staples	10.1
Information Technology	7.6
Materials	6.1
Energy	4.5
Telecommunication Services	1.9
Utilities	1.4
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

ING INTERNATIONAL CORE FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,174,300	$—	$—	$1,174,300
Austria	—	1,978,607	—	1,978,607
Belgium	—	11,651,502	—	11,651,502
Brazil	6,345,998	1,875,448	—	8,221,446
Canada	17,559,493	—	—	17,559,493
China	4,753,819	17,010,931	—	21,764,750
Denmark	—	4,465,271	—	4,465,271
Finland	—	1,218,765	—	1,218,765
France	—	59,711,874	—	59,711,874
Germany	—	22,224,224	—	22,224,224
Hong Kong	—	12,671,419	—	12,671,419
India	—	1,657,314	—	1,657,314
Ireland	2,046,087	—	—	2,046,087
Italy	—	13,111,232	—	13,111,232
Japan	—	90,709,418	—	90,709,418
Malaysia	—	345,679	—	345,679
Mexico	3,843,898	—	—	3,843,898
Netherlands	3,060,119	3,551,042	—	6,611,161
Norway	—	1,278,770	—	1,278,770
Panama	1,098,051	—	—	1,098,051
Portugal	—	3,015,782	—	3,015,782
Russia	2,035,475	—	—	2,035,475
South Korea	—	3,473,249	—	3,473,249
Spain	—	4,652,228	—	4,652,228
Sweden	—	7,367,699	—	7,367,699
Switzerland	—	38,512,838	—	38,512,838
Taiwan	—	5,046,623	—	5,046,623
United Arab Emirates	1,159,384	—	—	1,159,384
United Kingdom	1,391,562	77,032,593	—	78,424,155
United States	10,895,359	—	—	10,895,359
Total Common Stock	55,363,545	382,562,508	—	437,926,053
Preferred Stock	—	5,558,823	—	5,558,823
Short-Term Investments	12,648,454	—	—	12,648,454
Total Investments, at fair value	$68,011,999	$388,121,331	$—	$456,133,330
Other Financial Instruments+
Forward Foreign Currency Contracts	—	382,185	—	382,185
Total Assets	$68,011,999	$388,503,516	$—	$456,515,515
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(676,735)	$—	$(676,735)
Total Liabilities	$—	$(676,735)	$—	$(676,735)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At July 31, 2013, the following forward foreign currency contracts were outstanding for the ING International Core Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street	EU Euro	2,508,100	Buy	10/29/13	$3,326,092	$3,337,743	$11,651
State Street	EU Euro	3,429,400	Buy	10/29/13	4,527,082	4,563,795	36,713
State Street	EU Euro	6,170,100	Buy	10/29/13	7,959,244	8,211,078	251,834

ING INTERNATIONAL CORE FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street	Japanese Yen	358,575,900	Buy	01/06/14	$3,584,304	$3,666,291	$81,987
							$382,185

State Street	EU Euro	14,660,900	Sell	10/29/13	$19,088,052	$19,510,511	$(422,459)
State Street	Japanese Yen	1,813,922,500	Sell	01/06/14	18,292,332	18,546,608	(254,276)
							$(676,735)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$382,185
Total Asset Derivatives		$382,185

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$676,735
Total Liability Derivatives		$676,735

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2013:

State Street
Assets:
Forward foreign currency contracts	$382,185
Total Assets	$382,185

Liabilities:
Forward foreign currency contracts	$676,735
Total Liabilities	$676,735

Net OTC derivative instruments by counterparty, at fair value	$(294,550)

Total collateral pledged by Portfolio/(Received from counterparty)	$—

Net Exposure(1)	$(294,550)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

ING INTERNATIONAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.8%
		Australia: 13.5%
614,125		Challenger Diversified Property Group	$1,380,019	0.3
608,300		Charter Hall Group	2,105,267	0.4
4,233,496		Commonwealth Property Office Fund	4,396,050	0.8
3,036,093		Cromwell Property Group	2,672,863	0.5
7,115,581		Dexus Property Group	6,707,295	1.3
3,611,508		Federation Centres Ltd	7,600,401	1.4
2,305,298		Goodman Group	9,773,081	1.9
5,739,911		Mirvac Group	8,456,738	1.6
1,829,784		Stockland	5,886,035	1.1
1,271,991		Westfield Group	12,829,001	2.4
3,519,084		Westfield Retail Trust	9,511,345	1.8
			71,318,095	13.5

		Austria: 1.2%
448,300		Atrium European Real Estate Ltd.	2,516,150	0.5
854,118		Immofinanz Immobilien Anlagen AG	3,498,122	0.7
			6,014,272	1.2

		Brazil: 0.3%
112,500		BR Malls Participacoes S.A.	995,135	0.2
32,500		Sonae Sierra Brasil SA	332,073	0.1
			1,327,208	0.3

		Canada: 2.7%
109,100		Boardwalk Real Estate Investment Trust	6,120,477	1.2
109,100		Dundee Real Estate Investment Trust	3,275,868	0.6
208,200		RioCan Real Estate Investment Trust	4,933,880	0.9
			14,330,225	2.7

		China: 0.9%
4,726,000		Country Garden Holdings Co. Ltd.	2,670,976	0.5
3,820,600		KWG Property Holding Ltd.	2,189,777	0.4
			4,860,753	0.9

		Finland: 0.4%
445,200	@	Sponda OYJ	2,288,455	0.4

		France: 8.1%
24,899		Fonciere Des Regions	2,042,493	0.4
37,798		Gecina S.A.	4,628,765	0.9
68,912		ICADE	6,231,441	1.2
109,954		Klepierre	4,770,424	0.9
166,300		Mercialys	3,247,714	0.6
2		Societe Immobiliere de Location pour l’Industrie et le Commerce	198	0.0
89,438		Unibail-Rodamco SE	21,730,488	4.1
			42,651,523	8.1

COMMON STOCK: (continued)
		Germany: 1.6%
1,430		Alstria Office REIT-AG	$16,741	0.0
63,800		Deutsche Euroshop AG	2,689,726	0.5
92,914		Deutsche Wohnen AG	1,637,699	0.3
40,385		GSW Immobilien AG	1,637,852	0.3
49,800		LEG Immobilien AG	2,504,311	0.5
			8,486,329	1.6

		Hong Kong: 15.7%
956,965		Cheung Kong Holdings Ltd.	13,432,214	2.6
486,640		Henderson Land Development Co., Ltd.	3,030,863	0.6
1,635,794		Hongkong Land Holdings Ltd.	11,049,667	2.1
267,600		Kerry Properties Ltd.	1,100,068	0.2
2,615,000		Link Real Estate Investment Trust	12,768,769	2.4
763,300		New World Development Ltd.	1,113,337	0.2
3,004,698		Sino Land Co.	4,238,890	0.8
1,918,000		Sun Hung Kai Properties Ltd.	25,567,976	4.8
1,854,100		Swire Properties Ltd.	5,445,345	1.0
621,785		Wharf Holdings Ltd.	5,342,488	1.0
			83,089,617	15.7

		Japan: 32.0%
967		Activia Properties, Inc.	6,910,444	1.3
70,200		Daito Trust Construction Co., Ltd.	6,414,472	1.2
600,000		Daiwa House Industry Co., Ltd.	11,019,475	2.1
2,140	@	GLP J-Reit	2,096,811	0.4
386		Industrial & Infrastructure Fund Investment Corp.	3,449,850	0.6
10,731		Japan Hotel REIT Investment Corp.	4,137,332	0.8
308		Japan Real Estate Investment Corp.	3,247,892	0.6
4,287		Japan Retail Fund Investment Corp.	8,441,678	1.6
914		Kenedix Realty Investment Corp.	3,634,343	0.7
1,289,400		Mitsubishi Estate Co., Ltd.	32,684,859	6.2
966,177		Mitsui Fudosan Co., Ltd.	29,122,793	5.5
685		Mori Hills REIT Investment Corp.	3,823,243	0.7
794		Nippon Building Fund, Inc.	8,630,292	1.6
292		Nippon Prologis REIT, Inc.	2,532,157	0.5
3,153		NTT Urban Development Corp.	3,800,845	0.7
437,600		Hulic Co. Ltd.	5,236,931	1.0
569,100		Sumitomo Realty & Development Co., Ltd.	23,777,663	4.5
673,000		Tokyo Tatemono Co., Ltd.	5,574,432	1.1

ING INTERNATIONAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Japan: (continued)
3,823		United Urban Investment Corp.	$4,747,909	0.9
			169,283,421	32.0

		Netherlands: 0.7%
51,831		Corio NV	2,260,002	0.4
28,889		Eurocommercial Properties NV	1,099,303	0.2
6,007		Vastned Retail NV	255,957	0.1
			3,615,262	0.7

		Singapore: 9.4%
2,551,900		Ascendas Real Estate Investment Trust	4,612,504	0.9
4,769,845		CapitaCommercial Trust	5,264,781	1.0
3,319,837		CapitaLand Ltd.	8,421,751	1.6
5,088,400		CapitaMalls Asia Ltd.	7,972,931	1.5
1,327,000		Frasers Centrepoint Trust	2,003,478	0.4
3,856,562		Global Logistic Properties Ltd.	8,600,244	1.6
5,731,705		Mapletree Commercial Trust	5,361,428	1.0
3,282,800	@	Mapletree Greater China Commercial Trust	2,427,071	0.4
4,145,700		Suntec Real Estate Investment Trust	5,182,887	1.0
			49,847,075	9.4

		Sweden: 1.8%
293,196		Castellum AB	4,192,019	0.8
166,662		Fabege AB	1,878,930	0.3
273,073		Hufvudstaden AB	3,467,074	0.7
			9,538,023	1.8

		Switzerland: 1.4%
61,983		PSP Swiss Property AG	5,471,331	1.0
28,576		Swiss Prime Site AG	2,101,524	0.4
			7,572,855	1.4

		United Kingdom: 9.1%
851,630		British Land Co. PLC	7,742,678	1.5
372,764		Capital & Counties Properties PLC	2,050,400	0.4
150,793		Derwent Valley Holdings PLC	5,529,984	1.1
528,418		Great Portland Estates PLC	4,456,409	0.8
716,184		Hammerson PLC	5,774,633	1.1
1,019,500	@	Hansteen Holdings PLC	1,455,763	0.3
930,382		Land Securities Group PLC	13,449,344	2.5
882,700	@	Quintain Estates & Development Plc	1,178,321	0.3
817,569		Safestore Holdings Ltd.	1,669,714	0.3
239,814		Segro PLC	1,132,724	0.2
58,500		Shaftesbury PLC	562,496	0.1
127,954		ST Modwen Properties PLC	614,147	0.1

COMMON STOCK: (continued)
		United Kingdom: (continued)
367,514		Unite Group Plc	$2,187,996	0.4
			47,804,609	9.1

		Total Common Stock (Cost $402,691,810)	522,027,722	98.8

RIGHTS: —%
		Hong Kong: —%
9,541	@	New World Development Ltd.	—	—

		Total Rights (Cost $—)	—	—

		Total Investments in Securities (Cost $402,691,810)	$522,027,722	98.8
		Assets in Excess of Other Liabilities	6,522,582	1.2
		Net Assets	$528,550,304	100.0

@	Non-income producing security

Cost for federal income tax purposes is $464,368,538.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$92,276,189
Gross Unrealized Depreciation	(34,617,005)
Net Unrealized Appreciation	$57,659,184

REIT Diversification	Percentage of Net Assets
Diversified Real Estate Activities	29.0%
Retail REITs	21.1
Real Estate Operating Companies	16.3
Diversified REITs	13.8
Office REITs	7.2
Real Estate Development	5.4
Industrial REITs	4.8
Residential REITs	1.2
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

ING INTERNATIONAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$1,380,019	$69,938,076	$—	$71,318,095
Austria	—	6,014,272	—	6,014,272
Brazil	1,327,208	—	—	1,327,208
Canada	14,330,225	—	—	14,330,225
China	—	4,860,753	—	4,860,753
Finland	—	2,288,455	—	2,288,455
France	198	42,651,325	—	42,651,523
Germany	2,521,052	5,965,277	—	8,486,329
Hong Kong	—	83,089,617	—	83,089,617
Japan	—	169,283,421	—	169,283,421
Netherlands	—	3,615,262	—	3,615,262
Singapore	—	49,847,075	—	49,847,075
Sweden	—	9,538,023	—	9,538,023
Switzerland	—	7,572,855	—	7,572,855
United Kingdom	2,848,035	44,956,574	—	47,804,609
Total Common Stock	22,406,737	499,620,985	—	522,027,722
Rights	—	—	—	—
Total Investments, at fair value	$22,406,737	$499,620,985	$—	$522,027,722

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.2%
		Australia: 3.5%
70,558	@	Aditya Birla Minerals Ltd.	$24,407	0.0
146,857		Arrium Ltd.	131,157	0.1
425,481		Australian Pharmaceutical Industries Ltd.	170,047	0.1
324,210	@	Australian Worldwide Exploration Ltd.	393,003	0.2
169,021	@	BlueScope Steel Ltd.	815,347	0.3
85,795	@	Boom Logistics Ltd	9,640	0.0
24,777		Collection House Ltd.	42,526	0.0
63,654		Collins Foods Ltd.	100,172	0.0
112,184		Domino’s Pizza Enterprises Ltd.	1,170,971	0.5
44,391		Emeco Holdings Ltd.	9,946	0.0
120,884		Grange Resources Ltd.	20,096	0.0
146,433	@	Karoon Gas Australia Ltd.	745,260	0.3
159,828		Nufarm Ltd.	645,983	0.3
91,023		RCR Tomlinson Ltd.	194,543	0.1
186,535		Resolute Mining Ltd.	136,743	0.1
764,897	@	Roc Oil Co. Ltd.	343,619	0.1
277,325		SAI Global Ltd.	944,734	0.4
188,260		Sims Group Ltd.	1,515,132	0.6
41,647		Skilled Group Ltd.	110,843	0.0
177,871		Tox Free Solutions Ltd.	521,370	0.2
637,438	@	Transpacific Industries Group Ltd.	489,596	0.2
24,287		UXC Ltd.	25,180	0.0
			8,560,315	3.5

		Austria: 1.7%
19,062		Andritz AG	1,030,213	0.4
10,472		CA Immobilien Anlagen AG	131,743	0.1
14,570		Schoeller-Bleckmann Oilfield Equipment AG	1,717,629	0.7
102,192		Zumtobel AG	1,255,505	0.5
			4,135,090	1.7

		Belgium: 2.2%
208,437	@	AGFA-Gevaert NV	415,942	0.2
14		Banque Nationale de Belgique	50,455	0.0
4,209	@	Barco NV	315,106	0.2
25,190		Cie d’Entreprises CFE	1,528,129	0.6
36,810		D’ieteren SA	1,671,356	0.7
4,418	@	Econocom Group	35,324	0.0
5,023		Kinepolis Group NV	674,821	0.3
9,699		Melexis NV	227,482	0.1
40,405		Recticel SA	286,874	0.1
3,496		Sioen Industries NV	32,324	0.0
			5,237,813	2.2

		Bermuda: 0.0%
6,361	@	Global Sources Ltd.	46,054	0.0

		Brazil: 0.7%
27,500		Arezzo Industria e Comercio SA	433,351	0.2
19,273		Bematech SA	63,952	0.0

COMMON STOCK: (continued)
		Brazil: (continued)
9,000		Cia Providencia Industria e Comercio SA	$30,258	0.0
19,777	@	Cosan Ltd.	318,014	0.1
180,400	@	Magazine Luiza SA	411,195	0.2
48,400		Oi SA	89,954	0.0
20,800		Porto Seguro SA	233,314	0.1
16,700		Rodobens Negocios Imobiliarios SA	110,243	0.1
			1,690,281	0.7

		Canada: 3.7%
5,259		Aastra Technologies Ltd.	131,897	0.1
2,600		Akita Drilling Ltd.	33,338	0.0
11,337		Altus Group Ltd./Canada	103,204	0.1
5,200	@	Atrium Innovations, Inc.	74,727	0.0
4,000	@	Canam Group, Inc.	38,477	0.0
38,600		Cascades, Inc.	220,228	0.1
12,100		CCL Industries, Inc.	819,822	0.3
5,400	@	Celestica, Inc.	57,202	0.0
4,000		Cogeco, Inc.	178,172	0.1
22,900		Dorel Industries, Inc.	838,099	0.4
18,151		Enerflex Ltd.	257,836	0.1
9,300		Enghouse Systems Ltd.	237,050	0.1
10,223	@	Essential Energy Services Ltd	25,878	0.0
15,800		Exco Technologies Ltd.	98,298	0.1
4,100	@	Heroux-Devtek, Inc.	34,130	0.0
6,200	@	International Forest Products Ltd..	68,272	0.0
42,000		Intertape Polymer Group, Inc.	493,155	0.2
4,238	@	MDS, Inc.	30,905	0.0
2,675	@	MEGA Brands, Inc.	38,806	0.0
95,100		Nevsun Resources Ltd	320,364	0.1
55,900		Noranda Income Fund	274,847	0.1
28,750		Norbord, Inc.	908,322	0.4
7,177	@	North American Energy Partners, Inc.	36,029	0.0
76,677		Parkland Fuel Corp.	1,281,061	0.5
10,400		Pulse Seismic, Inc.	35,642	0.0
19,900		Quebecor, Inc.	913,722	0.4
15,200		Savanna Energy Services Corp.	109,216	0.1
24,270	@	Sierra Wireless	313,568	0.1
4,800	@	Solium Capital, Inc.	29,676	0.0
52,800		Transcontinental, Inc.	641,558	0.3
29,900		Trinidad Drilling Ltd.	273,062	0.1
1,200	@	Uni-Select, Inc.	24,079	0.0
2,104		Vicwest, Inc.	24,070	0.0
1,400		Winpak Ltd.	26,034	0.0
			8,990,746	3.7

		Cayman Islands: 0.0%
60,000		Luen Thai Holdings Ltd.	24,197	0.0

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		China: 1.4%
1,312,000		Baofeng Modern International Holdings Co. Ltd	$118,418	0.1
34,000		Baoye Group Co. Ltd.	25,032	0.0
66,000		China First Chemical Holdings Ltd.	13,956	0.0
1,693,000	@, X	China Gaoxian Fibre Fabric Holdings Ltd.	25,311	0.0
20,843	@	China Great Star International Ltd.	28,076	0.0
14,836	@	China King-highway Holdings Ltd.	30,242	0.0
19,594	@	China Yuchai International Ltd.	329,179	0.2
9,256		Giant Interactive Group INC. ADR	75,436	0.0
56,000	@	Great Wall Technology Co. Ltd.	10,902	0.0
231,040		Hopefluent Group Holdings Ltd.	79,327	0.1
1,900		Jiangling Motors Corp. Ltd.	4,891	0.0
75,978	@	Li Heng Chemical Fibre Technologies Ltd	7,473	0.0
903,000		Microport Scientific Corp.	724,855	0.3
5,966		NAM TAI Electronics, Inc.	46,595	0.0
88,000	@, X	RREEF China Commercial Trust	—	—
314,500		Shanghai Fosun Pharmaceutical Group Co. Ltd.	549,345	0.2
304,000		SinoMedia Holding Ltd.	268,460	0.1
702,000	@	SunVic Chemical Holdings Ltd.	245,345	0.1
75,000		Weiqiao Textile Co.	45,124	0.0
35,700	@	WuXi PharmaTech Cayman, Inc. ADR	792,540	0.3
10,950		Xinyuan Real Estate Co. Ltd. ADR	54,750	0.0
			3,475,257	1.4

		Colombia: 0.0%
11,218		Petrominerales Ltd.	61,054	0.0

		Denmark: 1.5%
59,540		DSV A/S	1,560,346	0.6
43,276		H Lundbeck A/S	872,586	0.4
433		PER Aarsleff A/S	45,817	0.0
7,619	@	Rockwool International AS	1,204,320	0.5
			3,683,069	1.5

		Finland: 0.6%
3,368		Atria PLC	30,692	0.0
8,483		Cramo PLC	105,171	0.0
5,970		Finnair OYJ	23,033	0.0
15,981		HKScan OYJ	78,026	0.0
4,972		Lassila & Tikanoja OYJ	93,463	0.1
19,720		Oriola-KD OYJ	62,438	0.0
1,413		PKC Group OYJ	38,989	0.0

COMMON STOCK: (continued)
		Finland: (continued)
8,042		Tieto Oyj	$153,640	0.1
40,160		Tikkurila Oyj	882,241	0.4
			1,467,693	0.6

		France: 6.4%
1,506		Assystem	32,264	0.0
12,269		Atos Origin	922,943	0.4
1,897		Boiron SA	101,603	0.1
12,268		Bonduelle S.C.A.	304,219	0.2
366		Bongrain SA	23,713	0.0
29,696	@	Boursorama	280,099	0.1
1,014	@	Caisse Regionale de Credit Agricole Mutuel Nord de France	18,886	0.0
1,456		Cegid Group	30,837	0.0
1,640		Compagnie des Alpes	35,355	0.0
79,237	@	Derichebourg	273,621	0.1
1,330		Devoteam SA	18,012	0.0
946		Esso SA Francaise	57,539	0.0
31,454		Etablissements Maurel et Prom	513,307	0.2
28,473		Eurazeo	1,829,338	0.8
5,736	@	EuropaCorp	34,644	0.0
648		Exel Industries	32,905	0.0
27,481	@	Groupe Fnac	617,855	0.3
20,789	@	Groupe Steria SCA	293,414	0.1
23,200		Imerys S.A.	1,533,914	0.6
1,992		Lectra	15,370	0.0
158,529		Maurel & Prom Nigeria SA	744,476	0.3
2,447	@	Montupet	59,723	0.0
18,150		NetGem SA	65,153	0.0
16,540		Nexity	653,373	0.3
20,254		Rallye SA	748,212	0.3
3,274		Saft Groupe SA	80,879	0.0
496	@	Societe Internationale de Plantations d’Heveas SA	36,411	0.0
45,238		Teleperformance	2,192,897	0.9
324	@	Tessi SA	36,671	0.0
424	@	Trigano SA	6,058	0.0
126,063	@	UbiSoft Entertainment	1,923,124	0.8
10,011		Vallourec	591,316	0.3
11,906		Wendel	1,376,558	0.6
			15,484,689	6.4

		Gabon: 0.0%
106		Total Gabon	61,343	0.0

		Germany: 8.4%
23,500	@	Aareal Bank AG	649,427	0.3
14,343		Adler Modemaerkte AG	141,182	0.1
18,502	@	ADVA AG Optical Networking	100,374	0.0
8,702		Amadeus Fire AG	526,568	0.2
22,180		Aurelius AG	663,765	0.3
9,321		Aurubis AG	524,510	0.2
38,263		Borussia Dortmund GmbH & Co. KGaA	157,733	0.1
5,436		CANCOM AG	181,303	0.1

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Germany: (continued)
10,899		CENTROTEC Sustainable AG	$208,919	0.1
5,116		Cewe Color Holding AG	237,973	0.1
20,803		CropEnergies AG	176,569	0.1
1,542		Deutsche Beteiligungs AG	37,239	0.0
109,838	@	Deutsche Lufthansa AG	2,201,130	0.9
28,978	@	Deutz AG	201,373	0.1
16,284		Draegerwerk AG & Co. KGaA	2,183,049	0.9
470		Eckert & Ziegler AG	15,648	0.0
3,487		Elmos Semiconductor AG	41,750	0.0
19,475		ElringKlinger AG	720,464	0.3
12,071	@	EM.TV AG	25,373	0.0
31,693		Gildemeister AG	736,687	0.3
11,370		Grammer AG	379,374	0.2
13,672		Grenkeleasing AG	1,257,269	0.5
309		Hornbach Holding AG	21,129	0.0
9,570		Jenoptik AG	119,775	0.0
33,479		Jungheinrich AG	1,589,921	0.7
3,031		Koenig & Bauer AG	61,005	0.0
82,291		Kontron AG	386,610	0.2
156		KSB AG	88,768	0.0
13,834		KUKA AG	610,640	0.3
13,427		MTU Aero Engines Holding AG	1,219,818	0.5
4,018		Nemetschek AG	244,443	0.1
13,963	@	Osram Licht AG	544,269	0.2
77,788	@	Patrizia Immobilien AG	851,167	0.3
14,175		Rheinmetall AG	655,807	0.3
903		Schuler AG	28,543	0.0
3,606		SMA Solar Technology AG	123,060	0.0
2,816		Stada Arzneimittel AG	132,043	0.1
640		STO AG	100,580	0.0
32,079		Stratec Biomedical Systems AG	1,186,831	0.5
37,535	@	TUI AG	473,524	0.2
5,739		Wacker Chemie AG	559,848	0.2
			20,365,460	8.4

		Greece: 0.0%
8,887	@	StealthGas, Inc.	89,670	0.0

		Guernsey: 0.0%
28,845	@	Raven Russia Ltd.	30,936	0.0

		Hong Kong: 2.0%
169,876		Asia Standard International Group	37,613	0.0
70,300		ASM Pacific Technology Ltd.	763,427	0.3
466,000		Bossini International Hldg	23,719	0.0
174,000		Champion Technology Holdings Ltd.	2,490	0.0
5,605,840	@, X	China Billion Resources Ltd.	62,885	0.0
20,673	@	China Engine Group Ltd	49,256	0.0
3,390,000		CSI Properties Ltd.	139,722	0.1

COMMON STOCK: (continued)
		Hong Kong: (continued)
110,500		Dickson Concepts International Ltd.	$61,525	0.0
1,076,000		DMX Technologies Group Ltd.	185,904	0.1
140,000		Dragon Hill Wuling Automobile Holdings Ltd.	9,173	0.0
148,000		Eagle Nice International Holdings Ltd.	25,747	0.0
196,000		Emperor International Holdings	55,047	0.0
138,000	@	eSun Holdings Ltd.	20,411	0.0
1,588,000	@	Fountain SET Hldgs	241,418	0.1
48,000		Glorious Sun Enterprises Ltd.	11,388	0.0
224,000		HKR International Ltd.	111,413	0.1
13,449	@	Huafeng Group Holdings Ltd.	360	0.0
54,000		Hung Hing Printing Group Ltd.	8,281	0.0
52,000	@	Jinhui Holdings Ltd.	9,655	0.0
25,211	@	Jinhui Shipping & Transportation Ltd.	44,922	0.0
22,000		Kingmaker Footwear Holdings Ltd.	4,249	0.0
3,680,000		Lai Fung Holdings Ltd.	91,048	0.1
1,483,000	@	Lai Sun Development	43,348	0.0
155,000	@	Lai Sun Garment International Ltd.	29,958	0.0
482,000		Lippo China Resources Ltd.	14,206	0.0
18,000		Lippo Ltd.	9,052	0.0
801,600	@	Loudong General Nice Resources China Holdings Ltd.	52,712	0.0
1,828	@	Next Media Ltd.	174	0.0
278,000		Pacific Andes International Holdings Ltd.	11,283	0.0
696,536	@	Pacific Century Premium Developments Ltd.	210,522	0.1
225,000		Pico Far East Holdings Ltd.	78,318	0.0
44,000		Playmates Holdings Ltd.	45,297	0.0
1,044,000		PYI Corp. Ltd.	25,295	0.0
968,000		Regal Hotels International Holdings Ltd.	483,010	0.2
432,000		Road King Infrastructure	421,385	0.2
6,152,000	@	Sinolink Worldwide Holdings	554,708	0.2
840,000		Sitoy Group Holdings Ltd.	336,840	0.2
34,000		Soundwill Holdings Ltd.	66,689	0.0
153,000		Sun Hung Kai & Co. Ltd.	83,789	0.1
100,000		TPV Technology Ltd.	19,733	0.0
154,000		Tradelink Electronic Commerce Ltd.	29,776	0.0

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Hong Kong: (continued)
228,000		Varitronix International Ltd.	$140,947	0.1
914,400		VST Holdings Ltd.	153,151	0.1
			4,769,846	2.0

		Hungary: 0.0%
1,028		Egis PLC	95,311	0.0

		India: 0.3%
36,145		Amtek Auto Ltd.	37,622	0.0
42,651		Bank Of Maharashtra	30,781	0.0
1,383	@	Binani Industries Ltd.	1,434	0.0
20,113		Corp Bank	94,786	0.1
25,620		Geodesic Ltd.	1,601	0.0
35,534		Gujarat Alkalies & Chemicals Ltd.	95,723	0.0
8,750		Gujarat Narmada Valley Fertilizers Co. Ltd	10,620	0.0
36,779	@	JB Chemicals & Pharmaceuticals Ltd.	47,961	0.0
27,976		Jindal Poly Films Ltd	51,825	0.0
6,994	@	Jindal Poly Investments and Finance Co. Ltd.	2,866	0.0
25,400		JK Cement Ltd.	75,797	0.0
12,439	@	JK Tyre & Industries Ltd.	19,404	0.0
6,408		MindTree Ltd.	101,134	0.1
77,911		United Phosphorus Ltd.	163,486	0.1
23,639	@	Varun Industries Ltd.	2,799	0.0
6,313		Zensar Technologies Ltd.	22,948	0.0
			760,787	0.3

		Indonesia: 0.3%
1,002,000		Agung Podomoro Land Tbk PT	32,165	0.0
5,496,462	@	Darma Henwa Tbk PT	26,740	0.0
261,500	@	Lippo Cikarang Tbk PT	160,018	0.1
407,500	@	Matahari Department Store Tbk PT	493,115	0.2
464,500		Multipolar Corp. Tbk PT	23,947	0.0
			735,985	0.3

		Ireland: 0.3%
42,009		Fly Leasing Ltd. ADR	606,610	0.3

		Israel: 0.0%
6	@	Africa Israel Investments Ltd.	11	0.0
1,410		Formula Systems 1985 Ltd.	32,856	0.0
			32,867	0.0

		Italy: 4.6%
22,962	@	Autostrada Torino-Milano S.p.A.	261,886	0.1
67,968		Azimut Holding S.p.A.	1,527,168	0.6
1,358,492		Beni Stabili S.p.A.	879,501	0.4
7,099		Brembo SpA	154,375	0.1
40,501		Brunello Cucinelli SpA	1,097,538	0.4
26,415		Danieli & Co. Officine Meccaniche S.p.A.	690,325	0.3

COMMON STOCK: (continued)
		Italy: (continued)
28,755	@	Delclima	$27,935	0.0
67,526		ERG S.p.A.	657,280	0.3
19,346		Exor SpA	637,784	0.3
94,564		Indesit Co. SpA	700,265	0.3
16,394		Italcementi S.p.A.	121,769	0.0
69,002		Pirelli & C S.p.A.	906,134	0.4
1,274	@	Reply SpA	57,253	0.0
47,573	@	Safilo Group SpA	979,112	0.4
20,416		Salvatore Ferragamo Italia SpA	699,807	0.3
422,351	@	Saras S.p.A.	517,788	0.2
34,483		Unipol Gruppo Finanziario SpA	132,589	0.0
42,716	@	Yoox SpA	1,122,091	0.5
			11,170,600	4.6

		Japan: 27.3%
12,540		Aeon Mall Co., Ltd.	311,848	0.1
4,300		Ahresty Corp.	29,302	0.0
16,400		Airport Facilities Co., Ltd.	96,783	0.1
2,800		Alpha Corp.	28,629	0.0
211,000		Amada Co., Ltd.	1,513,802	0.6
2,300		Amuse, Inc.	55,538	0.0
1,900		AOI Electronic Co. Ltd.	27,703	0.0
2,900		Arakawa Chemical Industries Ltd.	24,373	0.0
4,700		Arc Land Sakamoto Co., Ltd.	73,082	0.0
20,100		Argo Graphics, Inc.	355,457	0.2
2,800		Asahi Broadcasting Corp.	21,335	0.0
5,000		ASKA Pharmaceutical Co., Ltd.	33,933	0.0
7,000		Bando Chemical Industries Ltd.	24,897	0.0
29,000		Bank of Kochi Ltd./The	34,883	0.0
11,400		Belluna Co., Ltd.	115,168	0.1
4,800		Best Bridal, Inc.	41,939	0.0
8,000		Bunka Shutter Co., Ltd.	45,527	0.0
5,900		CAC Corp.	51,155	0.0
1,700		Central Sports Co., Ltd.	27,058	0.0
3,100		Chiyoda Integre Co., Ltd.	43,971	0.0
8,300		Chori Co., Ltd.	84,422	0.0
47,000		Chuetsu Pulp & Paper Co., Ltd.	67,580	0.0
3,700		Chuo Warehouse Co. Ltd.	34,358	0.0
4,700		Cleanup Corp.	38,046	0.0
8,800		Coca-Cola West Co., Ltd.	170,935	0.1
4,900		Computer Engineering & Consulting Ltd.	29,897	0.0
2,200		Corona Corp.	23,933	0.0
3,700	@	Cosmos Initia Co. Ltd.	25,118	0.0
26,000		Daiichi Jitsugyo Co., Ltd.	104,168	0.1
3,800		Daikoku Denki Co., Ltd.	72,434	0.0
105,000		Daikyo, Inc.	315,375	0.1
122,000		Daiwa Industries Ltd.	753,556	0.3

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Japan: (continued)
72,600		Denyo Co., Ltd.	$1,030,841	0.4
16,500		Don Quijote Co., Ltd.	863,006	0.4
37,491		DTS Corp.	525,699	0.2
10,100		Excel Co., Ltd.	117,974	0.1
444		Faith, Inc.	45,652	0.0
150,600		Ferrotec Corp.	691,492	0.3
9,200		FJ Next Co. Ltd.	48,778	0.0
14,000		Fuji Kiko Co., Ltd.	41,683	0.0
22,927		Fuji Soft, Inc.	431,347	0.2
82		Fujishoji Co., Ltd.	101,470	0.1
6,800		Fujitsu Frontech Ltd.	42,630	0.0
2,500		FuKoKu Co. Ltd.	20,633	0.0
6,000		Fukuda Corp.	18,983	0.0
1,200		Fukuda Denshi Co., Ltd.	48,605	0.0
58,900		Futaba Industrial Co., Ltd.	255,965	0.1
3,100		G-7 Holdings, Inc.	24,837	0.0
1,900		Gamecard—Joyco Holdings, Inc.	29,439	0.0
25		Geo Corp.	22,997	0.0
893	@	GLP J-Reit	874,978	0.4
6,710		Goldcrest Co., Ltd.	161,509	0.1
5,700		Grandy House Corp.	20,643	0.0
1,900		Hagihara Industries, Inc.	29,871	0.0
11,700		Happinet Corp.	84,870	0.0
25,000		Higashi-Nippon Bank Ltd.	53,297	0.0
112,000		Hitachi Metals Ltd.	1,344,536	0.6
2,400		Hitachi Zosen Fukui Corp.	20,366	0.0
10,000		Hokkan Holdings Ltd.	30,578	0.0
8,000		Hokuriku Electrical Construction Co. Ltd.	27,415	0.0
7,300		H-One Co. Ltd.	75,489	0.0
41,800		Hoshizaki Electric Co., Ltd.	1,453,237	0.6
2,900		HS Securities Co., Ltd	30,302	0.0
2,200		I K K, Inc.	15,810	0.0
14,700		IBJ Leasing Co., Ltd.	434,220	0.2
18,000	@	Ichikoh Industries Ltd.	28,241	0.0
47,200		Ichiyoshi Securities Co., Ltd.	619,771	0.3
293,000		IHI Corp.	1,232,538	0.5
16,200		Iida Home Max	261,985	0.1
84,509		Inabata & Co., Ltd.	691,352	0.3
96,900		Ines Corp.	589,456	0.3
161		Infocom Corp.	260,539	0.1
4,200		Innotech Corp.	19,534	0.0
16,900		Internet Initiative Japan, Inc.	580,128	0.3
5,400		Information Services International-Dentsu Ltd.	57,869	0.0
8,700		Japan Carlit Co., Ltd.	47,091	0.0
23,200		Japan Petroleum Exploration Co.	995,368	0.4
47,000		Jidosha Buhin Kogyo Co., Ltd.	252,965	0.1
48,900		Kakaku.com, Inc.	1,692,616	0.7
3,200		Kamei Corp.	23,526	0.0

COMMON STOCK: (continued)
		Japan: (continued)
38,000		Kandenko Co., Ltd.	$191,054	0.1
1,458,000	@	Kanematsu Corp.	1,588,965	0.7
12,000		Kasai Kogyo Co., Ltd.	69,372	0.0
3,300		Kawasumi Laboratories, Inc.	21,728	0.0
2,800		Kenko Mayonnaise Co. Ltd.	24,280	0.0
6,900		Kimoto Co., Ltd.	53,458	0.0
1,700		Kita-Nippon Bank Ltd.	39,325	0.0
11,000		Kitano Construction Corp.	23,354	0.0
1,900		Komatsu Wall Industry Co., Ltd.	35,624	0.0
2,300		Konaka Co., Ltd.	22,348	0.0
5,400		Kosaido Co., Ltd.	27,770	0.0
400		KRS Corp.	3,884	0.0
9,200		Kyoden Co., Ltd.	12,024	0.0
25,000		Kyodo Printing Co., Ltd.	69,330	0.0
33,000		Kyokuto Securities Co., Ltd.	561,966	0.2
2,300		LEC, Inc.	26,910	0.0
4,800		Maezawa Kyuso Industries Co., Ltd.	61,243	0.0
102,000		Makino Milling Machine Co., Ltd.	593,705	0.3
5,900		Marubun Corp.	25,242	0.0
118,000		Marudai Food Co., Ltd.	374,491	0.2
2,100		Maruka Machinery Co. Ltd.	25,569	0.0
342		Message Co., Ltd.	838,507	0.4
94,727		Mimasu Semiconductor Industry Co., Ltd.	822,363	0.4
1,800		Mitani Corp.	31,021	0.0
142,000		Mitsubishi Gas Chemical Co., Inc.	1,049,692	0.4
274,300		Mitsubishi UFJ Lease & Finance Co., Ltd.	1,402,453	0.6
33,800		Mitsui High-Tec, Inc.	204,258	0.1
12,000		Miyazaki Bank Ltd.	34,383	0.0
111,200		Mori Seiki Co., Ltd.	1,440,038	0.6
51,500		Musashi Seimitsu Industry Co., Ltd.	1,296,288	0.5
15,000		Nagano Bank Ltd.	26,460	0.0
92,783		Namura Shipbuilding Co., Ltd.	750,816	0.3
2,900		NEC Fielding Ltd.	34,272	0.0
7,073		Nichireki Co., Ltd.	44,962	0.0
2,900		Nihon Eslead Corp.	31,211	0.0
139,000		Nihon Nohyaku Co., Ltd.	1,379,082	0.6
161,000		Nikkiso Co., Ltd.	2,017,564	0.8
72,000		Nippo Corp.	1,225,567	0.5
13,000		Nippon Hume Corp.	80,738	0.0
3,000		Nippon Pillar Packing Co., Ltd.	19,799	0.0
11,000		Nippon Road Co., Ltd.	59,313	0.0
8,000		Nippon Seisen Co., Ltd.	36,700	0.0
42,000		Nippon Shinyaku Co., Ltd.	714,987	0.3
44,000		Nippon Shokubai Co., Ltd.	454,692	0.2

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Japan: (continued)
87,000		Nippon Steel Trading Co., Ltd.	$250,069	0.1
39,275	@, X	NIS Group Co., Ltd.	—	—
111,000		Nishimatsu Construction Co., Ltd.	259,892	0.1
4,500		Nishio Rent All Co., Ltd.	94,420	0.1
5,900		Nissei Plastic Industrial Co., Ltd.	44,044	0.0
16,200		Nisshin Fudosan Co.	105,692	0.1
1,100		Nissin Sugar Co., Ltd.	23,913	0.0
147,000		Nittetsu Mining Co., Ltd.	572,410	0.3
4,967		Nojima Corp.	31,525	0.0
87,000		Obayashi Road Corp.	343,670	0.2
72,000		Oenon Holdings, Inc.	163,051	0.1
7,000		Oita Bank Ltd.	20,837	0.0
18,000		OKK Corp.	26,408	0.0
8,000		Okura Industrial Co., Ltd.	26,845	0.0
8,000		Onoken Co., Ltd.	75,467	0.0
19,000		Pacific Industrial Co., Ltd.	143,291	0.1
22,800		Pigeon Corp.	1,072,528	0.5
51,300		Pocket Card Co., Ltd.	382,165	0.2
8,000		Regal Corp.	25,953	0.0
7,000		Relo Holdings, Inc.	342,439	0.2
5,500		Right On Co., Ltd.	55,507	0.0
1,500		Riso Kagaku Corp.	33,012	0.0
1,300		Rokko Butter Co. Ltd.	10,420	0.0
23,000		Ryoden Trading Co. Ltd.	161,715	0.1
1,408		Saison Information Systems Co. Ltd.	15,522	0.0
13,282		San-Ai Oil Co., Ltd.	50,958	0.0
52,000		Sanki Engineering Co., Ltd.	293,198	0.1
4,000		Sankyo Frontier Co. Ltd.	29,673	0.0
15,000		Sanrio Co., Ltd.	730,674	0.3
3,900		Sanshin Electronics Co., Ltd.	23,812	0.0
8,700		Sanyo Housing Nagoya Co., Ltd.	103,906	0.1
23,100		Sega Sammy Holdings, Inc.	537,063	0.2
12,000		Seika Corp.	28,879	0.0
2,000		Sekisui Jushi Corp.	26,434	0.0
4,900		Senshu Electric Co. Ltd	57,697	0.0
14,800		Shidax Corp.	72,513	0.0
12,000		Shinagawa Refractories Co., Ltd.	22,745	0.0
6,100		Shinko Shoji Co., Ltd.	49,287	0.0
4,000		Shinmaywa Industries Ltd.	32,910	0.0
224,000		Shinsho Corp.	438,039	0.2
49,200		Shionogi & Co., Ltd.	998,036	0.4
12,000		Shiroki Corp.	25,428	0.0
99,000		Shizuoka Gas Co., Ltd.	696,752	0.3
53,500		Hulic Co. Ltd.	640,255	0.3
21,000		Shoko Co., Ltd.	28,280	0.0
37,200		Showa Corp.	499,498	0.2

COMMON STOCK: (continued)
		Japan: (continued)
2,500		Softbank Technology Corp.	$40,281	0.0
2,800		SRA Holdings	32,009	0.0
32,600		Sumco Corp.	287,447	0.1
156,000		Sumikin Bussan Corp.	470,965	0.2
44,600		SCSK Corp.	908,776	0.4
53,500		Sumitomo Densetsu Co., Ltd.	727,583	0.3
9,000		T RAD Co., Ltd.	32,178	0.0
8		Tact Home Co., Ltd.	13,910	0.0
61,000		Taihei Kogyo Co., Ltd.	213,838	0.1
21,882		Taiho Kogyo Co., Ltd.	301,866	0.1
1,800		Takaoka Toko Holdings Co. Ltd.	32,760	0.0
32,400		Takara Leben Co., Ltd.	113,274	0.1
10,000		Takiron Co., Ltd.	42,914	0.0
9,000		Takuma Co., Ltd.	68,721	0.0
33,900		Tamron Co., Ltd.	678,920	0.3
86,000		TBK Co., Ltd.	388,798	0.2
5,000		Teikoku Sen-I Co., Ltd.	40,548	0.0
61,400		Tenma Corp.	789,082	0.3
1,700		Tera Probe, Inc.	18,309	0.0
40,900		THK Co., Ltd.	851,661	0.4
18,100		TKC Corp.	307,554	0.1
17,000		Toa Corp.	22,871	0.0
178,000		TOA Road Corp.	752,663	0.3
8,000		Tochigi Bank Ltd.	30,161	0.0
3,900		Tokai Tokyo Financial Holdings	28,921	0.0
158,000		Tokyo Tekko Co., Ltd.	593,704	0.3
83,400		Tokyo Tomin Bank Ltd.	860,000	0.4
10,000		Tomoku Co., Ltd.	29,439	0.0
113,000		Tonichi Carlife Group, Inc.	362,760	0.2
1,800		Toukei Computer Co., Ltd.	24,783	0.0
125,800		Toyo Kohan Co., Ltd.	462,583	0.2
27,100		Trans Cosmos, Inc.	437,558	0.2
10,200		Tsuruha Holdings, Inc.	938,019	0.4
10,200		Utoc Corp.	34,861	0.0
200		Vital KSK Holdings, Inc.	1,441	0.0
20,500		Warabeya Nichiyo Co., Ltd.	317,730	0.1
5,100		Waseda Academy Co., Ltd.	38,566	0.0
10,304		Watabe Wedding Corp.	76,253	0.0
38,400		Yamato Kogyo Co., Ltd.	1,244,381	0.5
100,800		Yamazen Corp.	624,903	0.3
67,000		Yaskawa Electric Corp.	798,341	0.3
1,700		Yellow Hat Ltd.	32,234	0.0
83,000		Yokogawa Electric Corp.	1,073,540	0.5
982,000		Yuasa Trading Co., Ltd.	1,741,103	0.7
26,500		Zenkoku Hosho Co. Ltd.	927,153	0.4
			66,377,338	27.3

		Liechtenstein: 0.0%
706	@	Liechtenstein Landesbank	28,646	0.0

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Liechtenstein: (continued)
849		Verwalt & Privat-Bank AG	$65,456	0.0
			94,102	0.0

		Luxembourg: 1.1%
82,946		AZ Electronic Materials SA	385,757	0.2
79,006	#	O’Key Group SA GDR	1,021,052	0.4
63,059	@	Reinet Investments SCA	1,237,389	0.5
			2,644,198	1.1

		Malaysia: 0.5%
6,500		Allianz Malaysia Bhd	19,944	0.0
54,400		BIMB Holdings Bhd	67,346	0.0
56,500		Faber Group BHD	30,731	0.0
8,400		Hong Leong Financial Group Bhd	36,179	0.0
36,200		Hua Yang Bhd	34,611	0.0
171,600	@	KSL Holdings BHD	107,445	0.1
250,772		Kulim Malaysia BHD	275,200	0.1
182,900		Kumpulan Fima BHD	116,044	0.1
339,200		LBS Bina Group Bhd	138,981	0.1
300,823		Lion Industries Corp. Bhd	92,816	0.0
75,600		MNRB Holdings Bhd	81,227	0.0
59,400		Paramount Corp. Bhd	29,290	0.0
116,300		Puncak Niaga Holding Bhd	86,759	0.1
			1,116,573	0.5

		Mexico: 0.9%
1,825,261	@	Axtel SA de CV	624,485	0.2
291,200		Fibra Uno Administracion SA de CV	930,180	0.4
157	@	Gruma SAB de CV ADR	3,313	0.0
234,500		Grupo Sanborns SA de CV	545,274	0.2
45,900	@	Grupo Simec SAB de CV	181,009	0.1
			2,284,261	0.9

		Netherlands: 0.4%
15,295		BE Semiconductor Industries NV	165,670	0.1
8,402		Binck NV	74,452	0.0
4,478		KAS Bank NV	54,450	0.0
478,561	@, X	SNS Reaal NV	—	—
6,205	@	Tetragon Financial Group Ltd.	66,083	0.0
84,524		USG People NV	629,764	0.3
			990,419	0.4

		New Zealand: 0.0%
10,722		Nuplex Industries Ltd.	26,693	0.0

		Norway: 1.7%
68,584		Borregaard ASA	289,121	0.1
106,842		BW Offshore Ltd	140,620	0.1
86,940		Kongsberg Gruppen AS	1,630,273	0.7

COMMON STOCK: (continued)
		Norway: (continued)
58,508		Petroleum Geo-Services ASA	$786,313	0.3
808,205	@	Renewable Energy Corp. A/S	416,780	0.2
12,223		Sparebank 1 Nord Norge	74,719	0.0
81,239		SpareBank 1 SMN	670,179	0.3
3,311		Sparebanken Ost	21,913	0.0
			4,029,918	1.7

		Pakistan: 0.1%
1,100,563		Bank Alfalah Ltd.	228,867	0.1
274,568	@	Pakistan Telecommunication Co., Ltd.	75,887	0.0
			304,754	0.1

		Philippines: 0.1%
485,600		Benpres Holdings Corp.	56,750	0.0
193,800		EEI Corp.	57,917	0.1
			114,667	0.1

		Poland: 0.3%
5,334		Bank Handlowy w Warszawie	160,647	0.1
836		Budimex SA	25,026	0.0
1,492		Fabryki Mebli Forte SA	11,596	0.0
26,233	@	Grupa Lotos SA	270,556	0.1
1,587		Neuca SA	87,786	0.0
1,524		Polska Graupa Framaceutycz SA	38,910	0.0
148,721		Tauron Polska Energia SA	204,411	0.1
			798,932	0.3

		Portugal: 0.2%
36,711		Altri SGPS SA	94,714	0.0
111,885		Mota-Engil SGPS SA	408,278	0.2
			502,992	0.2

		Singapore: 0.8%
62,000		Breadtalk Group Ltd.	46,779	0.0
12,392		Broadway Industrial Group Ltd.	2,630	0.0
534,000		Chip Eng Seng Corp. Ltd.	289,369	0.1
134,000		CSE Global Ltd.	86,841	0.0
86,000		GuocoLeisure Ltd.	53,058	0.0
195,000		Hong Leong Asia Ltd.	236,350	0.1
1,005,000		Indofood Agri Resources Ltd.	699,941	0.3
29,000		InnoTek Ltd.	8,095	0.0
233,000		Lian Beng Group Ltd.	100,748	0.1
78,000		Pan-United Corp. Ltd.	55,791	0.0
63,000		QAF Ltd.	52,016	0.0
123,000		Sing Holdings Ltd.	46,797	0.0
36,000		Sunningdale Tech Ltd.	3,565	0.0
358,000		Tiong Woon Corp. Holding Ltd.	99,800	0.1
473,000		UMS Holdings Ltd.	185,755	0.1
			1,967,535	0.8

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		South Africa: 0.4%
16,934		Grindrod Ltd.	$39,325	0.0
24,755		Liberty Holdings Ltd.	306,811	0.1
48,971		Mpact Ltd.	128,067	0.1
89,159	@	Super Group LTD	210,844	0.1
105,518	@	Telkom SA Ltd.	206,777	0.1
199,459	@	Village Main Reef Ltd.	7,324	0.0
			899,148	0.4

		South Korea: 2.4%
1,039		Amorepacific Corp.	876,758	0.4
2,300		Asia Cement Co. Ltd.	157,029	0.1
4,560		Asia Paper Manufacturing Co. Ltd.	78,358	0.0
2,291		CJ O Shopping Co. Ltd	745,842	0.3
342		Dae Han Flour Mills Co. Ltd.	47,942	0.0
8,020		Daegu Department Store	117,078	0.1
10,130		Daesang Holdings Co. Ltd.	70,292	0.0
2,360		Daesung Holdings Co. Ltd.	18,907	0.0
14,348		Daewon San Up Co. Ltd.	100,258	0.0
12,718		Daou Data Corp.	65,305	0.0
6,260		Daou Technology, Inc.	92,733	0.1
605	@	DAP Co. Ltd.	3,289	0.0
1,540		Dong Ah Tire & Rubber Co. Ltd.	28,513	0.0
4,391		Dongil Industries Co. Ltd.	207,665	0.1
8,390		Green Cross Corp./South Korea	978,346	0.4
2,090		Hankuk Paper Manufacturing Co. Ltd.	43,981	0.0
3,640		Inzi Controls Co. Ltd.	17,513	0.0
11,458		INZI Display Co. Ltd.	22,834	0.0
57,895	@	JB Financial Group Co. Ltd.	340,871	0.2
2,800		KISCO Corp.	67,259	0.0
1,361		KISWIRE Ltd.	43,335	0.0
4,780	@	KleanNara Co. Ltd.	21,161	0.0
1,070		Kolon Corp.	19,886	0.0
580	@	Korea Flange Co. Ltd.	7,203	0.0
83,819	@	Korea Real Estate Investment Trust Co.	117,777	0.1
16,570		KTCS Corp.	38,465	0.0
1,430		Kunsul Chemical Industrial Co. Ltd.	30,662	0.0
3,201		Kyungchang Industrial Co. Ltd.	27,497	0.0
603		KyungDong City Gas Co. Ltd.	45,463	0.0
4,810		Kyungnam Energy Co. Ltd.	26,744	0.0
12,270		Meritz Finance Group, Inc.	54,118	0.0
6,912	@	Neowiz Holdings Corp.	66,720	0.0
1,720		S&T Holdings Co. Ltd.	27,459	0.0
3,410		Saeron Automotive Corp.	25,593	0.0

COMMON STOCK: (continued)
		South Korea: (continued)
9,180		Sam Young Electronics Co. Ltd.	$73,457	0.0
1,874		Samchully Co. Ltd.	209,097	0.1
538		Samyang Genex Co. Ltd.	41,956	0.0
2,870		Sejong Industrial Co., Ltd.	42,166	0.0
292		Seoul City Gas Co. Ltd.	28,331	0.0
3,880	@	Sewon Precision Industry Co. Ltd.	83,091	0.1
615		SK Gas Ltd.	41,276	0.0
5,948		Sungwoo Hitech Co. Ltd.	79,122	0.0
10,230		Tae Kyung Industrial Co. Ltd	41,660	0.0
123		Taekwang Industrial Co. Ltd	117,752	0.1
51,550		Taeyoung Engineering & Construction Co. Ltd.	285,660	0.1
8,490		Tongyang Life Insurance	86,100	0.1
2,940		YESCO Co. Ltd.	99,915	0.1
8,610		Yoosung Enterprise Co. Ltd.	36,164	0.0
			5,898,603	2.4

		Spain: 0.1%
11,586		Duro Felguera SA	75,030	0.1
9,662		Papeles y Cartones de Europa SA	42,478	0.0
			117,508	0.1

		Sweden: 0.3%
3,649		Bilia AB	64,996	0.0
21,668	@	Kungsleden AB	138,810	0.1
8,069		New Wave Group AB	44,894	0.0
4,875		Nolato AB	87,827	0.1
1,777		Saab AB	32,110	0.0
19,779	@	SAS AB	39,159	0.0
25,154		Semcon AB	268,970	0.1
22,233	@	Vostok Nafta Investment Ltd.	125,182	0.0
			801,948	0.3

		Switzerland: 3.5%
2,257	@	AFG Arbonia-Forster Holding	70,715	0.0
13,130	@	Aryzta AG	810,827	0.3
607		Autoneum Holding AG	56,210	0.0
845		Coltene Holding AG	40,860	0.0
151	@	Comet Holding AG	45,748	0.0
12,304	@	Dufry Group	1,610,146	0.7
139		Emmi AG	42,844	0.0
1,579		Forbo Holding AG	1,140,305	0.5
39,540	@	Gategroup Holding AG	895,092	0.4
10,680		Highlight Communications AG	54,971	0.0
4,666		Implenia AG	255,031	0.1
4,131		Kardex AG	164,937	0.1
1,273		Kuoni Reisen Holding	458,640	0.2

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Switzerland: (continued)
33,264		Micronas Semiconductor Holding AG	$235,325	0.1
2,489		Partners Group	659,108	0.3
807		PubliGroupe AG	83,015	0.0
2,961		Schweizerische National-Versicherungs-Gesellschaft AG	138,270	0.1
16,111		Tecan Group AG	1,551,954	0.6
95		Vetropack Holding AG	186,828	0.1
			8,500,826	3.5

		Taiwan: 1.2%
76,000	@	Audix Corp.	72,943	0.0
50,177	@	ChipMOS Technologies (Bermuda) Ltd.	754,160	0.3
38,000		Creative Sensor, Inc.	19,264	0.0
24,960		Feng TAY Enterprise Co., Ltd.	50,528	0.0
60,000		Forhouse Corp.	25,889	0.0
104,099		Founding Construction & Development Co. Ltd.	69,817	0.0
478,000		Gigabyte Technology Co., Ltd.	431,615	0.2
33,090		Hold-Key Electric Wire & Cable Co. Ltd.	11,032	0.0
461,470		Inventec Co., Ltd.	348,040	0.2
385,000		King Yuan Electronics Co., Ltd.	256,701	0.1
186,691	@	Mercuries & Associates Ltd.	149,949	0.1
15,000	@	Princo Corp.	1,351	0.0
2,070		Sinon Corp.	1,055	0.0
67,000		ThaiLin Semiconductor Corp.	32,347	0.0
64,278		TYC Brother Industrial Co., Ltd.	32,092	0.0
2,785,000	@	Winbond Electronics Corp.	613,351	0.3
			2,870,134	1.2

		Thailand: 0.7%
36,800		Delta Electronics Thailand PCL	52,766	0.0
66,000		KCE Electronics PCL	33,400	0.0
606,800		Krung Thai Bank PCL	343,300	0.1
1,274,500		Thanachart Capital PCL	1,365,505	0.6
			1,794,971	0.7

		Turkey: 0.3%
337,168	@	GSD Holdings A/S	235,159	0.1
17,890	@	Gubre Fabrikalari TAS	140,456	0.1
16,966		Is Yatirim Menkul Degerler A.S.	12,708	0.0
12,652		Pinar Entegre Et ve Un Sanayi AS	46,130	0.0
41,347	@	Turk Ekonomi Bankasi AS	47,114	0.0
44,464		Turkiye Vakiflar Bankasi Tao	96,782	0.0

COMMON STOCK: (continued)
		Turkey: (continued)
10,571		Yazicilar Holding AS	$121,655	0.1
			700,004	0.3

		United Kingdom: 18.3%
185,327		888 Holdings PLC	480,640	0.2
8,599		Amlin PLC	52,656	0.0
109,392		Babcock International Group	1,957,662	0.8
196,866		Beazley PLC	661,079	0.3
35,813		Berkeley Group Holdings PLC	1,230,167	0.5
46,806		Bodycote PLC	440,628	0.2
329,158		Booker Group PLC	661,471	0.3
4,469		British Polythene Industries PLC	40,499	0.0
7,660		Catlin Group Ltd.	58,899	0.0
97,835		Chemring Group PLC	458,404	0.2
25,110		Computacenter PLC	185,646	0.1
53,358		Concentric AB	628,903	0.3
10,401		Cranswick PLC	181,960	0.1
50,740		CSR Plc	438,940	0.2
48,653		Dairy Crest Group PLC	377,699	0.2
94,226		Dart Group PLC	350,472	0.1
22,678		Davis Service Group PLC	281,977	0.1
62,983		De La Rue PLC	946,642	0.4
591,876		Debenhams PLC	976,235	0.4
386,739		Direct Line Insurance Group PLC	1,334,333	0.5
99,887		Domino’s Pizza Group PLC	867,173	0.4
120,938		Drax Group PLC	1,181,509	0.5
232,877		Elementis Plc	887,384	0.4
734,199	@	EnQuest PLC	1,382,843	0.6
141,844		Fiberweb PLC	156,172	0.1
7,936		Fidessa Group PLC	241,730	0.1
84,143	@	Gem Diamonds Ltd.	180,165	0.1
740,096	@	Hansteen Holdings PLC	1,056,797	0.4
410,823		Hays PLC	644,973	0.3
16,541		Highland Gold Mining Ltd.	16,042	0.0
32,922		Hill & Smith Holdings PLC	219,739	0.1
513,154		Home Retail Group	1,175,549	0.5
65,232		Hunting PLC	820,549	0.3
119,523		IG Group Holdings PLC	1,048,402	0.4
157,150		Informa PLC	1,255,313	0.5
243,603		Interserve PLC	1,891,401	0.8
62,832		James Fisher & Sons PLC	1,001,885	0.4
155,877	@	Johnston Press PLC	38,534	0.0
78,028		Keller Group PLC	1,316,392	0.5
69,596		Kier Group PLC	1,571,164	0.6
14,472		Lavendon Group PLC	37,324	0.0
27,227		Lookers Plc	50,532	0.0
3,905		Luxfer Holdings PLC ADR	67,322	0.0
48,857		Man Group PLC	59,438	0.0
55,476		Management Consulting Group PLC	22,364	0.0
110,679		Mcbride PLC	217,831	0.1

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United Kingdom: (continued)
185,671		Mears Group PLC	$1,135,464	0.5
22,132		Mecom Group PLC	13,461	0.0
85,717		Micro Focus International PLC	1,036,252	0.4
127,091		Mondi PLC	1,893,709	0.8
258,793	@	Mothercare PLC	1,646,614	0.7
92,765		Northgate Plc	550,367	0.2
33,402		Novae Group PLC	246,190	0.1
127,185	@	Ophir Energy PLC	728,843	0.3
102,774		Pace PLC	487,643	0.2
64,510		Paragon Group of Cos PLC	315,680	0.1
42,636		Persimmon PLC	801,292	0.3
202,704		QinetiQ PLC	570,879	0.2
3,569		Rank Group PLC	8,714	0.0
4,642		Ricardo Plc	30,718	0.0
13,294		RPC Group PLC	92,786	0.0
190,404		Savills PLC	1,824,820	0.8
20,104		Scapa Group PLC	25,583	0.0
8,550		SIG Plc	23,633	0.0
201,076		Speedy Hire PLC	180,474	0.1
6,465		ST Modwen Properties PLC	31,030	0.0
3,791		Staffline Group PLC	27,797	0.0
282,318	@	Thomas Cook Group PLC	657,808	0.3
71,777	@	Trinity Mirror PLC	126,116	0.1
80,835		TT electronics PLC	209,358	0.1
10,214		Tullett Prebon PLC	51,689	0.0
234,050		Tyman PLC	829,598	0.3
31,631		Ultra Electronics Holdings PLC	873,512	0.4
6,836		Unite Group Plc	40,698	0.0
60,239		WH Smith PLC	712,836	0.3
97,935		Synthomer PLC	293,366	0.1
			44,620,369	18.3

		United States: 0.0%
2,828	@	Constellium NV —Class A	51,498	0.0

		Total Common Stock (Cost $224,546,396)	239,083,064	98.2

RIGHTS: 0.0%
		Italy: 0.0%
22,962	@	Autostrada Torino-Milano S.p.A.	79	0.0

		Total Rights (Cost $—)	79	0.0

WARRANTS: 0.0%
		Utilities: 0.0%
11,630	@	Puncak Niaga Holding Bhd	5,844	0.0

		Total Warrants (Cost $—)	5,844	0.0

ASSET MANAGEMENT: 0.0%
		Bermuda: 0.0%
504,000		Global Investments Ltd/Singapore	$58,298	0.0

		Total Asset Management (Cost $69,585)	58,298	0.0

		Total Long-Term Investments (Cost $224,615,981)	239,147,285	98.2

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateralcc(1): 1.4%
423,704	Barclays Bank PLC, Repurchase Agreement dated 07/31/13, 0.07%, due 08/01/13 (Repurchase Amount $423,705, collateralized by various U.S. Government Securities, 0.000%–4.500%, Market Value plus accrued interest $432,342, due 11/15/13–05/15/43)	423,704	0.2
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 07/31/13, 0.10%, due 08/01/13 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $1,020,000, due 10/15/13–05/01/51)	1,000,000	0.4
1,000,000	Citigroup, Inc., Repurchase Agreement dated 07/31/13, 0.09%, due 08/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 1.847%–7.500%, Market Value plus accrued interest $1,020,000, due 12/15/17–07/15/53)	1,000,000	0.4

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Mizuho Securities USA Inc., Repurchase Agreement dated 07/31/13, 0.09%, due 08/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 1.550%–7.000%, Market Value plus accrued interest $1,020,000, due 01/24/20–07/01/43)	$1,000,000	0.4
		3,423,704	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
4,090,196	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $4,090,196)	4,090,196	1.7

	Total Short-Term Investments (Cost $7,513,900)	7,513,900	3.1

	Total Investments in Securities (Cost $232,129,881)	$246,661,185	101.3
	Liabilities in Excess of Other Assets	(3,154,985)	(1.3)
	Net Assets	$243,506,200	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $233,390,743.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$33,396,076
Gross Unrealized Depreciation	(20,125,634)
Net Unrealized Appreciation	$13,270,442

Sector Diversification	Percentage of Net Assets
Industrials	27.3%
Consumer Discretionary	17.4
Financials	15.4
Information Technology	10.4
Materials	10.2
Health Care	6.0
Energy	5.8
Consumer Staples	4.2
Utilities	1.2
Telecommunication Services	0.3
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$9,640	$8,550,675	$—	$8,560,315
Austria	—	4,135,090	—	4,135,090
Belgium	3,928,688	1,309,125	—	5,237,813
Bermuda	46,054	—	—	46,054
Brazil	1,690,281	—	—	1,690,281
Canada	8,990,746	—	—	8,990,746
Cayman Islands	—	24,197	—	24,197
China	1,463,379	1,986,567	25,311	3,475,257
Colombia	61,054	—	—	61,054
Denmark	918,403	2,764,666	—	3,683,069
Finland	287,652	1,180,041	—	1,467,693
France	2,292,856	13,191,833	—	15,484,689
Gabon	61,343	—	—	61,343
Germany	3,327,436	17,038,024	—	20,365,460
Greece	89,670	—	—	89,670
Guernsey	30,936	—	—	30,936
Hong Kong	412,031	4,294,930	62,885	4,769,846
Hungary	—	95,311	—	95,311
India	307,078	453,709	—	760,787
Indonesia	26,740	709,245	—	735,985
Ireland	606,610	—	—	606,610
Israel	11	32,856	—	32,867
Italy	57,253	11,113,347	—	11,170,600
Japan	29,439	66,347,899	—	66,377,338
Liechtenstein	94,102	—	—	94,102
Luxembourg	1,237,389	1,406,809	—	2,644,198
Malaysia	361,959	754,614	—	1,116,573
Mexico	2,284,261	—	—	2,284,261
Netherlands	120,533	869,886	—	990,419
New Zealand	—	26,693	—	26,693
Norway	1,652,186	2,377,732	—	4,029,918
Pakistan	304,754	—	—	304,754
Philippines	—	114,667	—	114,667
Poland	87,786	711,146	—	798,932
Portugal	—	502,992	—	502,992
Singapore	—	1,967,535	—	1,967,535
South Africa	378,236	520,912	—	899,148
South Korea	1,509,391	4,389,212	—	5,898,603
Spain	—	117,508	—	117,508
Sweden	125,182	676,766	—	801,948
Switzerland	1,524,757	6,976,069	—	8,500,826
Taiwan	755,511	2,114,623	—	2,870,134
Thailand	—	1,794,971	—	1,794,971
Turkey	12,708	687,296	—	700,004
United Kingdom	13,763,731	30,856,638	—	44,620,369
United States	51,498	—	—	51,498
Total Common Stock	48,901,284	190,093,584	88,196	239,083,064
Rights	—	79	—	79
Warrants	5,844	—	—	5,844
Short-Term Investments	4,090,196	3,423,704	—	7,513,900
Asset Management	58,298	—	—	58,298
Total Investments, at fair value	$53,055,622	$193,517,367	$88,196	$246,661,185

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING INTERNATIONAL VALUE EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.0%
		Australia: 1.2%
203,998		Australia & New Zealand Banking Group Ltd.	$5,450,376	1.2

		Belgium: 1.4%
160,557		KBC Groep NV	6,463,819	1.4

		China: 0.0%
12,100,000	@,X	China Hongxing Sports Ltd.	68,433	0.0

		Denmark: 1.4%
328,485	@	Danske Bank A/S	6,046,470	1.4

		Finland: 0.9%
206,366		Fortum OYJ	4,081,847	0.9

		France: 11.5%
367,130		AXA S.A.	8,092,089	1.8
197,169		Carrefour S.A.	6,040,767	1.4
337,514		France Telecom S.A.	3,328,929	0.7
26,650		Kering	6,111,769	1.4
66,063		Renault S.A.	5,205,086	1.2
79,600		Sanofi	8,332,849	1.9
390,313		Suez Environnement S.A.	5,537,813	1.2
30,362		Technip S.A.	3,350,107	0.7
104,911		Total S.A.	5,590,559	1.2
			51,589,968	11.5

		Germany: 7.4%
64,031		BASF AG	5,674,984	1.3
69,853		Bayer AG	8,119,383	1.8
40,267		Bayerische Motoren Werke AG	3,941,297	0.9
247,348		Deutsche Post AG	6,916,862	1.5
76,609		Siemens AG	8,414,084	1.9
			33,066,610	7.4

		Hong Kong: 3.8%
1,223,600		AIA Group Ltd.	5,791,713	1.3
6,582,000	@,X	Chaoda Modern Agriculture Holdings Ltd.	559,470	0.1
519,000		Power Assets Holdings Ltd.	4,659,388	1.0
442,000		Wharf Holdings Ltd.	3,797,743	0.9
877,000		Yue Yuen Industrial Holdings	2,412,506	0.5
			17,220,820	3.8

		Italy: 3.9%
1,100,741		Enel S.p.A.	3,683,326	0.8
270,475		ENI S.p.A.	5,974,035	1.3
431,970		Fiat Industrial SpA	5,333,204	1.2
3,687,184		Telecom Italia S.p.A.	2,529,450	0.6
			17,520,015	3.9

		Japan: 21.4%
477,000		Ajinomoto Co., Inc.	6,653,707	1.5

COMMON STOCK: (continued)
		Japan: (continued)
228,000		Asahi Group Holdings, Ltd.	$5,807,817	1.3
57,000		Astellas Pharma, Inc.	3,048,526	0.7
62,500		East Japan Railway Co.	5,028,275	1.1
155,000		Fuji Heavy Industries Ltd.	3,816,337	0.8
1,050,888		Hitachi Ltd.	7,040,070	1.6
229,300		Hoya Corp.	4,941,786	1.1
477,000		Japan Steel Works Ltd.	2,675,551	0.6
184,000		Komatsu Ltd.	4,096,479	0.9
250,400		Mitsubishi Corp.	4,562,021	1.0
198,000		Mitsubishi Estate Co., Ltd.	5,019,080	1.1
2,315,900		Mizuho Financial Group, Inc.	4,816,655	1.1
435,300		Nissan Motor Co., Ltd.	4,545,484	1.0
524,900		Nomura Holdings, Inc.	3,987,806	0.9
193,800		Omron Corp.	5,993,163	1.3
146,500		Shionogi & Co., Ltd.	2,971,795	0.7
185,000		Sumitomo Mitsui Financial Group, Inc.	8,451,950	1.9
150,300		Tokio Marine Holdings, Inc.	4,797,119	1.1
127,300		Toyota Motor Corp.	7,746,293	1.7
			95,999,914	21.4

		Luxembourg: 0.4%
131,600		ArcelorMittal	1,706,852	0.4

		Netherlands: 9.6%
909,304		Aegon NV	7,006,537	1.6
62,543		European Aeronautic Defence and Space Co. NV	3,745,395	0.8
79,921		Koninklijke DSM NV	5,616,788	1.3
211,958		Koninklijke Philips NV	6,778,206	1.5
236,471		Reed Elsevier NV	4,530,149	1.0
442,445		Royal Dutch Shell PLC—Class A	15,096,841	3.4
			42,773,916	9.6

		New Zealand: 0.9%
2,210,712		Telecom Corp. of New Zealand Ltd.	3,976,024	0.9

		Norway: 2.5%
303,125		DnB NOR ASA	5,042,620	1.1
278,142		Statoil ASA	6,037,529	1.4
			11,080,149	2.5

		Singapore: 1.0%
1,415,100		Singapore Telecommunications Ltd.	4,369,744	1.0

		Spain: 2.3%
709,587		Banco Bilbao Vizcaya Argentaria S.A.	6,729,029	1.5
175,625		Gas Natural SDG S.A.	3,575,628	0.8
			10,304,657	2.3

ING INTERNATIONAL VALUE EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Sweden: 2.5%
374,298		Telefonaktiebolaget LM Ericsson	$4,424,320	1.0
300,896		Nordea Bank AB	3,814,017	0.8
68,105		Svenska Handelsbanken AB	3,089,665	0.7
			11,328,002	2.5

		Switzerland: 9.3%
46,370		Adecco S.A.	2,948,176	0.7
206,521	@	Credit Suisse Group	6,066,302	1.4
124,177		Nestle S.A.	8,404,629	1.9
163,995		Novartis AG	11,789,081	2.6
50,092		Roche Holding AG—Genusschein	12,327,090	2.7
			41,535,278	9.3

		United Kingdom: 15.9%
1,652,988		Barclays PLC	7,221,924	1.6
254,813		BHP Billiton PLC	7,293,930	1.6
130,323		British American Tobacco PLC	6,952,359	1.5
423,626		HSBC Holdings PLC	4,809,647	1.1
101,798		Imperial Tobacco Group PLC	3,416,867	0.8
577,168		Kingfisher PLC	3,491,883	0.8
1,616,278		Legal & General Group PLC	4,743,060	1.1
586,745		Rexam PLC	4,388,993	1.0
119,651		Rio Tinto PLC	5,384,363	1.2
134,199		Schroders PLC	4,997,648	1.1
1,135,528		Tesco PLC	6,347,568	1.4
2,880,396		Vodafone Group PLC	8,627,061	1.9
201,270		WPP PLC	3,633,772	0.8
			71,309,075	15.9

		United States: 1.7%
98,700	@	Noble Corp.	3,770,340	0.9
106,400	@	Rowan Companies PLC	3,654,840	0.8
			7,425,180	1.7

		Total Common Stock
		(Cost $387,162,591)	443,317,149	99.0

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.7%
	Securities Lending Collateralcc(1): 0.3%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 07/31/13, 0.09%, due 08/01/13 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 1.847%–7.500%, Market Value plus accrued interest $1,020,000, due 12/15/17–07/15/53)	1,000,000	0.2

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
231,621	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/13, 0.06%, due 08/01/13 (Repurchase Amount $231,621, collateralized by various U.S. Government Securities, 0.000%-2.625%, Market Value plus accrued interest $236,253, due 12/05/13-01/31/18)	$231,621	0.1
		1,231,621	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
2,030,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $2,030,000)	2,030,000	0.4

	Total Short-Term Investments
	(Cost $3,261,621)	3,261,621	0.7

	Total Investments in Securities (Cost $390,424,212)	$446,578,770	99.7
	Assets in Excess of Other Liabilities	1,264,548	0.3
	Net Assets	$447,843,318	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $396,556,951.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$64,927,032
Gross Unrealized Depreciation	(14,905,213)
Net Unrealized Appreciation	$50,021,819

Sector Diversification	Percentage of Net Assets
Financials	26.1%
Industrials	11.2
Health Care	10.4
Consumer Discretionary	10.1
Consumer Staples	9.9
Energy	9.7
Materials	6.8%
Telecommunication Services	5.1
Information Technology	5.0
Utilities	4.7
Short-Term Investments	0.7
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

ING INTERNATIONAL VALUE EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$5,450,376	$—	$5,450,376
Belgium	—	6,463,819	—	6,463,819
China	—	—	68,433	68,433
Denmark	—	6,046,470	—	6,046,470
Finland	—	4,081,847	—	4,081,847
France	—	51,589,968	—	51,589,968
Germany	—	33,066,610	—	33,066,610
Hong Kong	—	16,661,350	559,470	17,220,820
Italy	—	17,520,015	—	17,520,015
Japan	—	95,999,914	—	95,999,914
Luxembourg	1,706,852	—	—	1,706,852
Netherlands	—	42,773,916	—	42,773,916
New Zealand	—	3,976,024	—	3,976,024
Norway	—	11,080,149	—	11,080,149
Singapore	—	4,369,744	—	4,369,744
Spain	—	10,304,657	—	10,304,657
Sweden	—	11,328,002	—	11,328,002
Switzerland	—	41,535,278	—	41,535,278
United Kingdom	—	71,309,075	—	71,309,075
United States	7,425,180	—	—	7,425,180
Total Common Stock	9,132,032	433,557,214	627,903	443,317,149
Short-Term Investments	2,030,000	1,231,621	—	3,261,621
Total Investments, at fair value	$11,162,032	$434,788,835	$627,903	$446,578,770

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.1%
		Australia: 3.7%
59,572		Amcor Ltd.	$566,145	0.2
51,857		Ansell Ltd.	864,098	0.3
367,181		Aristocrat Leisure Ltd.	1,432,468	0.4
44,921		Australia & New Zealand Banking Group Ltd.	1,198,318	0.3
122,430		Brambles Ltd.	998,206	0.3
38,028		Cochlear Ltd.	2,086,642	0.6
6,247		CSL Ltd.	370,992	0.1
89,339		Goodman Group	378,153	0.1
12,030		Macquarie Group Ltd.	474,149	0.1
115,640	@	Mesoblast Ltd.	609,860	0.2
22,614		Orica Ltd.	367,409	0.1
33,997		Santos Ltd.	417,163	0.1
145,044		Seek Ltd.	1,229,140	0.4
197,349		Treasury Wine Estates Ltd.	845,633	0.2
28,887		Woolworths Ltd.	865,068	0.3
			12,703,444	3.7

		Belgium: 1.5%
34,448		Anheuser-Busch InBev Worldwide, Inc.	3,312,576	1.0
13,768		Colruyt S.A.	785,121	0.2
6,329		Solvay S.A.	856,311	0.3
			4,954,008	1.5

		Bermuda: 0.4%
18,014		Signet Jewelers Ltd.	1,298,212	0.4

		Brazil: 1.3%
36,900		Banco Santander Brasil S.A. ADR	222,138	0.1
19,400		BM&F Bovespa S.A.	104,766	0.0
72,500		BR Malls Participacoes S.A.	641,309	0.2
49,854		Cia Energetica de Minas Gerais ADR	461,648	0.1
90,500		Estacio Participacoes SA	698,183	0.2
16,520		Itau Unibanco Holding S.A.	211,447	0.1
61,690		Itau Unibanco Holding S.A. ADR	786,547	0.2
16,700		Lojas Renner SA	442,215	0.1
38,800		Petroleo Brasileiro SA ADR	556,392	0.2
26,500		Raia Drogasil SA	222,445	0.1
			4,347,090	1.3

		Canada: 1.6%
61,100		Eldorado Gold Corp.	482,446	0.1
20,900	@	First Quantum Minerals Ltd.	335,441	0.1
7,400	@	Lululemon Athletica, Inc.	514,818	0.1
16,900	@	MacDonald Dettwiler & Associates Ltd.	1,263,839	0.4
9,600		Potash Corp. of Saskatchewan	278,400	0.1

COMMON STOCK: (continued)
		Canada: (continued)
30,300		Rogers Communications, Inc.	$1,210,702	0.4
12,500		Tim Hortons, Inc.	723,761	0.2
5,600	@	Valeant Pharmaceuticals International, Inc.	519,599	0.2
			5,329,006	1.6

		China: 2.8%
18,200	@	Avago Technologies Ltd.	667,576	0.2
7,000	@	Baidu.com ADR	926,170	0.3
41,000		Beijing Enterprises Holdings Ltd.	273,725	0.1
202,000		Belle International Holdings	291,276	0.1
287,000		BOC Hong Kong Holdings Ltd.	900,393	0.3
466,000		China Construction Bank	347,461	0.1
132,000		China Merchants Holdings International Co., Ltd.	412,176	0.1
162,000		China Overseas Land & Investment Ltd.	466,325	0.1
216,500		China Shenhua Energy Co., Ltd.	624,924	0.2
33,603		Mindray Medical International Ltd. ADR	1,376,043	0.4
323,500		Parkson Retail Group Ltd.	128,438	0.0
4,600	@	Sina Corp.	317,262	0.1
149,000		Sun Art Retail Group Ltd.	207,001	0.1
10,900		Tencent Holdings Ltd.	493,421	0.1
168,000		Tsingtao Brewery Co., Ltd.	1,282,849	0.4
280,000		Want Want China Holdings Ltd.	378,880	0.1
11,772	@	Youku.com, Inc. ADR	261,103	0.1
			9,355,023	2.8

		Denmark: 2.1%
37,901		Carlsberg A/S	3,753,739	1.1
28,650	@	Danske Bank A/S	526,402	0.2
10,378		Novo-Nordisk A/S	1,760,794	0.5
29,001		Novozymes A/S	994,064	0.3
			7,034,999	2.1

		Finland: 1.0%
16,363		Kone OYJ	1,218,691	0.4
37,348		Sampo OYJ	1,635,715	0.5
42,542		UPM-Kymmene OYJ	472,721	0.1
			3,327,127	1.0

		France: 7.1%
84,911		AXA S.A.	1,869,673	0.6
8,342		BioMerieux	853,199	0.3
63,510		BNP Paribas	4,114,927	1.2
19,104		Cie de Saint-Gobain	885,695	0.3
13,722		Edenred	439,761	0.1

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		France: (continued)
33,783		Electricite de France SA	$988,422	0.3
17,428		Eutelsat Communications	487,102	0.1
18,539		Gaz de France	388,112	0.1
8,080		Lafarge S.A.	515,898	0.2
25,797		Legrand S.A.	1,336,724	0.4
4,530		Pernod-Ricard S.A.	540,506	0.2
40,481		Sanofi	4,234,539	1.3
17,886		Schneider Electric S.A.	1,423,041	0.4
18,560		Societe Generale	745,319	0.2
8,518		Sodexho Alliance S.A.	776,588	0.2
20,938		Suez Environnement S.A.	296,512	0.1
10,517		Technip S.A.	1,160,433	0.3
21,328		Total S.A.	1,136,539	0.3
23,019		Valeo SA	1,822,640	0.5
			24,015,630	7.1

		Germany: 5.4%
12,195		Adidas AG	1,359,319	0.4
9,209		Allianz AG	1,432,355	0.4
11,567		BASF AG	1,023,239	0.3
40,090		Bayer AG	4,657,294	1.4
14,546		Bayerische Motoren Werke AG	1,423,749	0.4
3,283		Brenntag AG	540,326	0.2
42,249		Celesio AG	954,766	0.3
10,515		DaimlerChrysler AG	728,071	0.2
7,913		Deutsche Boerse AG	559,542	0.2
15,270	@	Deutsche Lufthansa AG	305,432	0.1
43,178		Deutsche Telekom AG	524,057	0.1
4,716		Fresenius AG	593,688	0.2
1,488		Henkel KGaA—Vorzug	145,451	0.0
11,529		Merck KGaA	1,904,872	0.6
27,884		SAP AG	2,043,107	0.6
			18,195,268	5.4

		Hong Kong: 2.3%
194,800		AIA Group Ltd.	922,054	0.3
390,000		Cafe de Coral Holdings Ltd.	1,267,017	0.4
158,000		Hang Lung Properties Ltd.	511,466	0.1
81,000		Hutchison Whampoa Ltd.	913,638	0.3
11,200		Jardine Matheson Holdings Ltd.	613,117	0.2
42,500		Jardine Strategic Holdings Ltd.	1,461,928	0.4
129,000		Kerry Properties Ltd.	530,302	0.1
756,000		Li & Fung Ltd.	999,095	0.3
67,000		Wharf Holdings Ltd.	575,695	0.2
			7,794,312	2.3

		India: 0.8%
4,510		Axis Bank Ltd.	76,691	0.0
16,299		Axis Bank Ltd. GDR	278,965	0.1
111,983		Bharti Airtel Ltd.	635,201	0.2
44,301		Housing Development Finance Corp.	584,543	0.2
4,277		Infosys Ltd.	210,084	0.1

COMMON STOCK: (continued)
		India: (continued)
54,287		Mahindra & Mahindra Ltd. GDR	$809,677	0.2
61,486		Adani Ports and Special Economic Zone	126,594	0.0
			2,721,755	0.8

		Indonesia: 0.4%
92,600		Bank Mandiri Persero Tbk PT ADR	785,248	0.2
1,730,000	@	Sarana Menara Nusantara Tbk PT	479,737	0.2
			1,264,985	0.4

		Ireland: 0.8%
5,400	@	Accenture PLC	398,574	0.1
153,872		James Hardie Industries SE	1,278,139	0.4
21,500	@	Ryanair Holdings PLC ADR	1,107,680	0.3
			2,784,393	0.8

		Israel: 0.2%
126,604	@	Protalix BioTherapeutics, Inc.	677,331	0.2

		Italy: 2.2%
66,242		Altantia S.p.A.	1,261,109	0.4
131,731		ENI S.p.A.	2,906,734	0.8
36,409		Exor SpA	1,200,304	0.3
131,975		Fiat Industrial SpA	1,629,394	0.5
321,895		Intesa Sanpaolo S.p.A.	612,877	0.2
			7,610,418	2.2

		Japan: 17.4%
43,200		AEON Financial Service Co., Ltd.	1,259,585	0.4
22,000		Air Water, Inc.	322,315	0.1
112,400		Asahi Group Holdings, Ltd.	2,863,152	0.8
89,100		Asics Corp.	1,496,722	0.4
31,800		Bridgestone Corp.	1,123,149	0.3
21,900		Daikin Industries Ltd.	909,872	0.3
95,000		Daiwa House Industry Co., Ltd.	1,742,091	0.5
37,500		Don Quijote Co., Ltd.	1,961,378	0.6
6,000		East Japan Railway Co.	480,530	0.1
14,500		FamilyMart Co., Ltd.	639,807	0.2
4,600		Fast Retailing Co., Ltd.	1,571,054	0.5
186,000		Hitachi Ltd.	1,240,407	0.4
32,300		Honda Motor Co., Ltd.	1,193,313	0.4
107		Inpex Holdings, Inc.	467,837	0.1
93,100		Japan Tobacco, Inc.	3,245,918	1.0
65,400		LIXIL Group Corp.	1,533,595	0.5
45,300		Kao Corp.	1,450,605	0.4
117,000		Kawasaki Heavy Industries Ltd.	425,438	0.1
53,700		Komatsu Ltd.	1,195,549	0.4
17,000		Makita Corp.	884,353	0.3
26,000		Mitsubishi Estate Co., Ltd.	659,071	0.2
231,800		Mitsubishi UFJ Financial Group, Inc.	1,431,352	0.4

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Japan: (continued)
25,000		Mitsui Fudosan Co., Ltd.	$750,148	0.2
98,000		Mitsui Sumitomo Insurance Group Holdings, Inc.	2,536,367	0.7
8,300		Nabtesco Corp.	173,783	0.0
71,700		Namco Bandai Holdings, Inc.	1,159,967	0.3
20,900		Nippon Telegraph & Telephone Corp.	1,052,954	0.3
57,600		Nissan Motor Co., Ltd.	601,470	0.2
11,000		Nitto Denko Corp.	616,848	0.2
66,200		Olympus Corp.	2,023,334	0.6
76,000		ORIX Corp.	1,122,826	0.3
16,900		Otsuka Holdings Co. Ltd.	543,075	0.2
80,500		Rakuten, Inc.	1,085,338	0.3
45,000		Ricoh Co., Ltd.	502,894	0.1
18,900		Sankyo Co., Ltd.	834,596	0.2
67,600		Seven & I Holdings Co., Ltd.	2,542,408	0.8
21,100		Shimano, Inc.	1,902,094	0.6
5,500		SMC Corp.	1,163,146	0.3
17,200		Softbank Corp.	1,090,185	0.3
33,500		Sony Financial Holdings, Inc.	549,513	0.2
90,800		Sumitomo Corp.	1,211,035	0.4
44,400		Sumitomo Electric Industries Ltd.	596,469	0.2
78,900		Sumitomo Mitsui Financial Group, Inc.	3,599,289	1.1
73,600		THK Co., Ltd.	1,532,573	0.5
21,500		Toyota Motor Corp.	1,302,371	0.4
2,713		Yahoo! Japan Corp.	1,441,803	0.4
28,200		Yamato Holdings Co., Ltd.	615,431	0.2
			58,647,010	17.4

		Luxembourg: 0.4%
15,310		RTL Group SA	1,368,914	0.4

		Malaysia: 0.2%
522,600		Astro Malaysia Holdings Bhd	482,815	0.1
76,200		CIMB Group Holdings Bhd	184,700	0.1
			667,515	0.2

		Mexico: 0.1%
4,091		Fresnillo PLC	64,244	0.0
43,800		Grupo Financiero Banorte	276,288	0.1
			340,532	0.1

		Netherlands: 3.0%
15,476		ASML Holding NV	1,392,507	0.4
38,736		European Aeronautic Defence and Space Co. NV	2,318,163	0.7
231,199	@	Koninklijke KPN NV	608,830	0.2
8,800	@	NXP Semiconductor NV	287,320	0.1

COMMON STOCK: (continued)
		Netherlands: (continued)
136,066		Royal Dutch Shell PLC—Class A	$4,635,284	1.3
16,481		Royal Dutch Shell PLC—Class B	582,943	0.2
7,492		Unilever NV	300,025	0.1
			10,125,072	3.0

		New Zealand: 0.6%
302,064		Telecom Corp. of New Zealand Ltd.	543,270	0.2
384,448		Trade Me Ltd.	1,466,877	0.4
			2,010,147	0.6

		Norway: 0.6%
20,443		Subsea 7 SA	388,788	0.1
65,252		Petroleum Geo-Services ASA	876,948	0.3
38,331		Telenor ASA	845,855	0.2
			2,111,591	0.6

		Oman: 0.0%
58,732		BankMuscat SAOG	89,852	0.0

		Philippines: 0.4%
739,100	@	Alliance Global Group, Inc.	447,131	0.1
232,830		BDO Unibank, Inc.	434,160	0.1
1,228,700		LT Group, Inc.	588,093	0.2
			1,469,384	0.4

		Qatar: 0.1%
5,447		Qatar National Bank SAQ	264,770	0.1

		Russia: 0.3%
84,092		Sberbank of Russia ADR	969,581	0.3

		Singapore: 0.5%
95,775		United Overseas Bank Ltd.	1,615,643	0.5

		South Africa: 0.7%
157,170		Clicks Group Ltd.	912,506	0.3
156,710		Mediclinic International Ltd.	1,092,825	0.3
63,743		Woolworths Holdings Ltd./South Africa	434,838	0.1
			2,440,169	0.7

		South Korea: 1.3%
6,172		Hyundai Mobis	1,504,569	0.5
601		LG Household & Health Care Ltd.	316,457	0.1
3,775		Samsung Electronics Co., Ltd. GDR	2,163,075	0.6
378		Samsung Electronics Co., Ltd.	430,738	0.1
			4,414,839	1.3

		Spain: 2.3%
57,558		Banco Bilbao Vizcaya Argentaria S.A.	545,824	0.2

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Spain: (continued)
23,125	@	Corporacion Financiera Alba SA	$1,152,128	0.3
197,763		Distribuidora Internacional de Alimentacion SA	1,636,537	0.5
109,858	@	Gestevision Telecinco SA	1,144,217	0.3
69,258		Iberdrola S.A.	382,529	0.1
28,805		Red Electrica de Espana	1,606,247	0.5
39,253		Repsol YPF S.A.	939,013	0.3
33,935	@	Telefonica S.A.	484,094	0.1
			7,890,589	2.3

		Sweden: 5.4%
51,243		Assa Abloy AB	2,271,934	0.7
84,456		Atlas Copco AB—Class B	1,978,471	0.6
33,060		Electrolux AB	962,381	0.3
22,179		Elekta AB	379,806	0.1
69,645		Telefonaktiebolaget LM Ericsson	820,990	0.2
21,157		Getinge AB	782,396	0.2
11,764		Hexagon AB	359,391	0.1
33,188		Investor AB	996,475	0.3
84,672		Kinnevik Investment AB	2,548,965	0.8
80,013		Scania AB—B Shares	1,669,295	0.5
71,498		Svenska Handelsbanken AB	3,243,592	1.0
59,152		Swedbank AB	1,425,875	0.4
46,073		Volvo AB—B Shares	678,711	0.2
			18,118,282	5.4

		Switzerland: 8.3%
19,601		ABB Ltd.	432,122	0.1
9,519		Cie Financiere Richemont SA	931,173	0.3
52,566	@	Credit Suisse Group	1,542,112	0.5
3,016	@	Dufry Group	394,685	0.1
62,108		GAM Holding AG	990,766	0.3
5,034		Geberit AG—Reg	1,350,535	0.4
224,811		Glencore Xstrata PLC	949,416	0.3
8,319		Holcim Ltd.	601,812	0.2
11,332		Julius Baer Group Ltd.	515,821	0.1
3,207		Kuehne & Nagel International AG	388,123	0.1
6,206	@	Mettler Toledo International, Inc.	1,369,044	0.4
48,191		Nestle S.A.	3,261,695	1.0
68,558		Novartis AG	4,923,615	1.5
14,565		Roche Holding AG—Genusschein	3,582,072	1.1
8,785		Schindler Holding AG	1,257,010	0.4
159		SGS S.A.	359,882	0.1
6,263		Sonova Holding AG—Reg	691,218	0.2
2,368		Swatch Group AG—BR	1,407,189	0.4
10,216		Swiss Re Ltd.	811,299	0.2
1,648		Syngenta AG	651,639	0.2
77,010		UBS AG—Reg	1,514,951	0.4
			27,926,179	8.3

COMMON STOCK: (continued)
		Taiwan: 0.9%
192,169		Hon Hai Precision Industry Co., Ltd. GDR	$995,394	0.3
138,000		Quanta Computer, Inc.	320,993	0.1
213,000		Taiwan Semiconductor Manufacturing Co., Ltd.	724,347	0.2
58,100		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	986,538	0.3
			3,027,272	0.9

		Thailand: 0.2%
1,235,100		Krung Thai Bank PCL	698,763	0.2

		Turkey: 0.7%
113,063		KOC Holding AS	498,572	0.1
111,230	@	Turkcell Iletisim Hizmet AS	645,107	0.2
364,489		Turkiye Garanti Bankasi A/S	1,422,456	0.4
			2,566,135	0.7

		United Arab Emirates: 0.2%
34,860		DP World Ltd.	554,274	0.2

		United Kingdom: 19.6%
41,000		Amec PLC	671,700	0.2
43,143		ARM Holdings PLC	578,908	0.2
34,594	@	ASOS PLC	2,488,716	0.7
244,450		Barclays PLC	1,064,347	0.3
251,405		BG Group PLC	4,530,825	1.3
70,488		BHP Billiton PLC	2,017,694	0.6
41,597		British American Tobacco PLC	2,218,157	0.7
47,715		British Sky Broadcasting PLC	601,105	0.2
25,041		Burberry Group PLC	583,727	0.2
57,803		Capita Group PLC	918,269	0.3
118,640		Centrica PLC	702,926	0.2
48,036		Compass Group PLC	656,745	0.2
383,328		Direct Line Insurance Group PLC	1,322,565	0.4
44,240		Experian Group Ltd.	829,551	0.2
26,821		GlaxoSmithKline PLC	686,183	0.2
97,000		Hargreaves Lansdown PLC	1,446,875	0.4
286,646		HSBC Holdings PLC	3,244,736	1.0
227,800	@	Imagination Technologies Group PLC	813,654	0.2
33,000		Imperial Tobacco Group PLC	1,107,651	0.3
262,319		Informa PLC	2,095,402	0.6
28,933		InterContinental Hotels Group PLC	836,700	0.2
237,722	@	International Consolidated Airlines Group SA	1,051,248	0.3
35,999		Intertek Group PLC	1,657,373	0.5
134,741		John Wood Group PLC	1,850,047	0.6
44,090		Johnson Matthey PLC	1,902,445	0.6
62,000		Kazakhmys PLC	246,256	0.1
138,720		Kingfisher PLC	836,386	0.2

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United Kingdom: (continued)
144,845		Ladbrokes PLC	$469,269	0.1
1,746,712	@	Lloyds TSB Group PLC	1,818,629	0.5
224,510	@	Mitchells & Butlers PLC	1,423,676	0.4
24,484	@	Partnership Assurance Group plc	185,860	0.1
27,138		Pearson PLC	555,259	0.2
186,992		Prudential PLC	3,317,581	1.0
104,270		Reed Elsevier PLC	1,349,661	0.4
284,201		Rexam PLC	2,125,891	0.6
53,330		Rightmove PLC	1,972,421	0.6
20,683		Rio Tinto PLC	927,559	0.3
45,808		Rolls-Royce Holdings PLC	816,720	0.2
13,645		SABMiller PLC	667,336	0.2
49,623		Serco Group PLC	474,520	0.1
155,119		Standard Chartered PLC	3,597,810	1.1
536,453		Taylor Wimpey PLC	869,668	0.3
60,848		Tullow Oil PLC	961,058	0.3
85,335		Unilever PLC	3,465,346	1.0
658,714		Vodafone Group PLC	1,966,155	0.6
30,000		Weir Group PLC	981,494	0.3
69,749		WPP PLC	1,259,264	0.4
			66,165,368	19.6

		United States: 1.3%
16,400		Carnival Corp.	607,292	0.2
33,550		Coca-Cola Enterprises, Inc.	1,259,467	0.4
12,900		Las Vegas Sands Corp.	716,853	0.2
10,500	@	Liberty Global PLC—A	851,760	0.3
11,700	@	NII Holdings, Inc.	84,006	0.0
4,440	@,X	Peixe Urbano, Inc.	22,111	0.0
920	@	Priceline.com, Inc.	805,617	0.2
			4,347,106	1.3

		Total Common Stock
		(Cost $298,947,087)	331,241,988	98.1

PREFERRED STOCK: 0.3%
		Germany: 0.3%
4,433		Volkswagen AG	1,049,679	0.3

		United States: 0.0%
911	@	Peixe Urbano, Inc.	4,537	0.0

		Total Preferred Stock
		(Cost $920,581)	1,054,216	0.3

		Total Long-Term Investments
		(Cost $299,867,668)	332,296,204	98.4

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateralcc(1): 1.3%
1,068,362	Bank of Nova Scotia, Repurchase Agreement dated 07/31/13, 0.08%, due 08/01/13 (Repurchase Amount $1,068,364, collateralized by various U.S. Government Agency Obligations, 0.000%–1.500%, Market Value plus accrued interest $1,089,733, due 10/10/13–05/01/20)	$1,068,362	0.3
1,068,362	Citigroup, Inc., Repurchase Agreement dated 07/31/13, 0.09%, due 08/01/13 (Repurchase Amount $1,068,365, collateralized by various U.S. Government Agency Obligations, 1.847%–7.500%, Market Value plus accrued interest $1,089,729, due 12/15/17–07/15/53)	1,068,362	0.3
1,068,362	Daiwa Capital Markets, Repurchase Agreement dated 07/31/13, 0.10%, due 08/01/13 (Repurchase Amount $1,068,365, collateralized by various U.S. Government Agency Obligations, 1.369%–6.500%, Market Value plus accrued interest $1,089,729, due 06/01/17–03/01/48)	1,068,362	0.3
1,068,362	JPMorgan Chase & Co., Repurchase Agreement dated 07/31/13, 0.08%, due 08/01/13 (Repurchase Amount $1,068,364, collateralized by various U.S. Government Agency Obligations, 0.000%–6.925%, Market Value plus accrued interest $1,089,747, due 06/01/19–08/01/43)	1,068,362	0.3

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
224,914	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/13, 0.06%, due 08/01/13 (Repurchase Amount $224,914, collateralized by various U.S. Government Securities, 0.000%–2.625%, Market Value plus accrued interest $229,412, due 12/05/13–01/31/18)	$224,914	0.1
		4,498,362	1.3

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 0.02%
742,573	T. Rowe Price Reserve Investment Fund (Cost $742,573)	742,573	0.2

	Mutual Funds: 0.03%
823,461	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $823,461)	823,461	0.3

	Total Short-Term Investments
	(Cost $6,064,396)	6,064,396	1.8

	Total Investments in Securities (Cost $305,932,064)	$338,360,600	100.2
	Liabilities in Excess of Other Assets	(612,664)	(0.2)
	Net Assets	$337,747,936	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $307,484,654.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$40,024,133
Gross Unrealized Depreciation	(9,148,187)
Net Unrealized Appreciation	$30,875,946

Sector Diversification	Percentage of Net Assets
Financials	21.7%
Consumer Discretionary	17.5
Industrials	15.1
Health Care	11.7
Consumer Staples	11.4
Energy	6.6
Materials	5.1
Information Technology	4.9
Telecommunication Services	3.0
Utilities	1.4
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$370,992	$12,332,452	$—	$12,703,444
Belgium	—	4,954,008	—	4,954,008
Bermuda	—	1,298,212	—	1,298,212
Brazil	3,560,543	786,547	—	4,347,090
Canada	5,329,006	—	—	5,329,006
China	3,548,154	5,806,869	—	9,355,023
Denmark	—	7,034,999	—	7,034,999
Finland	—	3,327,127	—	3,327,127
France	1,629,787	22,385,843	—	24,015,630
Germany	—	18,195,268	—	18,195,268
Hong Kong	—	7,794,312	—	7,794,312
India	—	2,721,755	—	2,721,755
Indonesia	1,264,985	—	—	1,264,985
Ireland	1,506,254	1,278,139	—	2,784,393
Israel	677,331	—	—	677,331
Italy	—	7,610,418	—	7,610,418
Japan	—	58,647,010	—	58,647,010
Luxembourg	1,368,914	—	—	1,368,914
Malaysia	—	667,515	—	667,515
Mexico	276,288	64,244	—	340,532
Netherlands	287,320	9,837,752	—	10,125,072
New Zealand	—	2,010,147	—	2,010,147
Norway	—	2,111,591	—	2,111,591
Oman	89,852	—	—	89,852
Philippines	—	1,469,384	—	1,469,384
Qatar	264,770	—	—	264,770
Russia	969,581	—	—	969,581
Singapore	—	1,615,643	—	1,615,643
South Africa	—	2,440,169	—	2,440,169
South Korea	2,163,075	2,251,764	—	4,414,839
Spain	1,152,128	6,738,461	—	7,890,589
Sweden	—	18,118,282	—	18,118,282
Switzerland	1,369,044	26,557,135	—	27,926,179
Taiwan	986,538	2,040,734	—	3,027,272
Thailand	—	698,763	—	698,763
Turkey	—	2,566,135	—	2,566,135
United Arab Emirates	554,274	—	—	554,274
United Kingdom	1,508,425	64,656,943	—	66,165,368
United States	4,324,995	—	22,111	4,347,106
Total Common Stock	33,202,256	298,017,621	22,111	331,241,988
Preferred Stock	—	1,049,679	4,537	1,054,216
Short-Term Investments	1,566,034	4,498,362	—	6,064,396
Total Investments, at fair value	$34,768,290	$303,565,662	$26,648	$338,360,600
Other Financial Instruments+
Forward Foreign Currency Contracts	—	706,743	—	706,743
Total Assets	$34,768,290	$304,272,405	$26,648	$339,067,343
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(85,120)	$—	$(85,120)
Total Liabilities	$—	$(85,120)	$—	$(85,120)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2013, where the following issuers were considered an affiliate:

	Beginning Market Value at 10/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 7/31/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
T. Rowe Price Reserve Investment Fund	$9,451,601	$10,992,953	$(19,701,981)	$—	$742,573	$817	$—	$—
	$9,451,601	$10,992,953	$(19,701,981)	$—	$742,573	$817	$—	$—

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

At July 31, 2013, the following forward foreign currency contracts were outstanding for the ING Multi-Manager International Equity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Swiss Franc	133,962	Buy	08/16/13	$140,973	$144,193	$3,220
Credit Suisse Group AG	Japanese Yen	16,326,292	Buy	08/16/13	109,008	166,006	56,998
Credit Suisse Group AG	Australian Dollar	3,862,728	Buy	08/16/13	349,144,294	349,115,176	(29,118)
Credit Suisse Group AG	British Pound	291,133	Buy	08/16/13	443,646	441,326	(2,320)
Credit Suisse Group AG	British Pound	860,921	Buy	08/16/13	1,246,500	1,305,062	58,562
State Street	EU Euro	326,629	Buy	08/16/13	431,555	433,736	2,181
State Street	Hong Kong Sar Dollar	1,630,847	Buy	08/16/13	210,234	210,300	66
State Street	EU Euro	409,718	Buy	08/16/13	537,620	544,071	6,451
State Street	British Pound	353,921	Buy	08/16/13	534,233	536,506	2,273
State Street	Japanese Yen	66,371,432	Buy	08/16/13	668,225	674,866	6,641
UBS Warburg LLC	Japanese Yen	19,699,992	Buy	08/16/13	151,496	200,310	48,814
UBS Warburg LLC	Swiss Franc	208,930	Buy	08/16/13	217,925	224,885	6,960
UBS Warburg LLC	Japanese Yen	23,910,011	Buy	08/16/13	252,887	243,118	(9,769)
UBS Warburg LLC	Japanese Yen	66,714,566	Buy	08/16/13	5,185,334	5,194,385	9,051
UBS Warburg LLC	Japanese Yen	69,231,666	Buy	08/16/13	694,041	703,949	9,908
UBS Warburg LLC	Swedish Krona	6,285,678	Buy	08/16/13	721,248	961,394	240,146
UBS Warburg LLC	Singapore Dollar	1,365,299	Buy	08/16/13	827,741	1,071,713	243,972
							$654,036

JPMorgan Chase & Co.	Japanese Yen	151,906,948	Sell	08/02/13	$1,532,100	$1,551,496	$(19,396)
Barclays Bank PLC	Hong Kong Sar Dollar	1,581,538	Sell	08/16/13	203,865	203,941	(76)
Citigroup, Inc.	British Pound	101,044	Sell	08/16/13	150,496	153,172	(2,676)
Citigroup, Inc.	EU Euro	206,103	Sell	08/16/13	272,856	273,687	(831)
Credit Suisse Group AG	Swedish Krona	1,427,369	Sell	08/16/13	220,746	218,316	2,430
Credit Suisse Group AG	British Pound	211,200	Sell	08/16/13	316,351	320,156	(3,805)
State Street	EU Euro	247,778	Sell	08/16/13	323,289	329,029	(5,740)
State Street	British Pound	129,375	Sell	08/16/13	198,707	196,119	2,588
State Street	Hong Kong Sar Dollar	697,488	Sell	08/16/13	89,922	89,942	(20)
State Street	British Pound	324,011	Sell	08/16/13	492,590	491,165	1,425
State Street	Japanese Yen	12,689,874	Sell	08/16/13	125,316	129,031	(3,715)
State Street	Swedish Krona	1,114,202	Sell	08/16/13	172,743	170,417	2,326
State Street	Japanese Yen	18,712,963	Sell	08/16/13	186,644	190,274	(3,630)
State Street	EU Euro	305,366	Sell	08/16/13	401,477	405,501	(4,024)
Westpac Bank	British Pound	111,006	Sell	08/16/13	171,004	168,273	2,731
							$(32,413)

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$706,743
Total Asset Derivatives		$706,743

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$85,120
Total Liability Derivatives		$85,120

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	JPMorgan Chase & Co.	State Street	UBS Warburg LLC	Westpac Bank	Totals
Assets:
Forward foreign currency contracts	$3,220	$—	$117,990	$—	$23,951	$558,851	$2,731	$706,743
Total Assets	$3,220	$—	$117,990	$—	$23,951	$558,851	$2,731	$704,012

Liabilities:
Forward foreign currency contracts	$76	$3,507	$35,243	$19,396	$17,129	$9,769	$—	$85,120
Total Liabilities	$76	$3,507	$35,243	$19,396	$17,129	$9,769	$—	$85,120

Net OTC derivative instruments by counterparty, at fair value	$3,144	$(3,507)	$82,747	$(19,396)	$6,822	$549,082	$2,731	621,623

Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—

Net Exposure(1)	$3,144	$(3,507)	$82,747	$(19,396)	$6,822	$549,082	$2,731	$621,623

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

ING RUSSIA FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.5%
		Consumer Staples: 12.3%
86,000	@	DIXY Group OJSC	$1,231,275	0.7
66,460		Magnit OAO	16,118,852	8.8
20,940		Magnit OJSC	5,078,675	2.8
			22,428,802	12.3

		Energy: 44.3%
4,370		AK Transneft OAO	10,356,968	5.7
29,000		Eurasia Drilling Co. Ltd. GDR	1,141,979	0.6
3,450,000	@	Gazprom OAO	13,417,817	7.3
355,000		Lukoil OAO ADR	20,889,389	11.4
76,000		NovaTek OAO GDR	8,817,098	4.8
63,000		Gazprom Neft JSC ADR	1,108,930	0.6
1,056,100		Rosneft Oil Co. GDR	7,461,596	4.1
200,000		Surgutneftegas OJSC ADR	1,576,202	0.9
11,700,000		Surgutneftegas OJSC	7,644,906	4.2
470,000		Tatneft	1,420,773	0.8
197,000	L	Tatneft ADR	7,240,563	3.9
			81,076,221	44.3

		Financials: 16.5%
244,843		Halyk Savings Bank of Kazakhstan JSC GDR	2,007,712	1.1
580,000		LSR Group GDR	2,453,400	1.3
5,300,000		Sberbank	15,250,570	8.3
205,000		Sberbank of Russia ADR	2,363,650	1.3
825,673,016		VTB Bank OJSC	1,164,810	0.6
2,500,000	L	VTB Bank OJSC GDR	7,022,098	3.9
			30,262,240	16.5

		Health Care: 1.1%
125,000		MD Medical Group Investments PLC GDR	2,000,000	1.1

		Information Technology: 1.8%
52,000		Mail.ru Group Ltd. GDR	1,661,400	0.9
48,000	@	Yandex NV	1,560,000	0.9
			3,221,400	1.8

		Materials: 6.9%
175,000		MMC Norilsk Nickel ADR	2,340,145	1.3
27,700		MMC Norilsk Nickel	3,726,666	2.0
146,400		Phosagro OAO GDR	1,380,552	0.8
410,000	L	Severstal OAO GDR	3,081,800	1.7
97,000		Uralkali GDR	2,101,153	1.1
			12,630,316	6.9

		Telecommunication Services: 10.8%
1,301,800		JSFC Sistema	1,173,612	0.7
95,000	#	KCell JSC GDR	1,531,836	0.8
185,000		MegaFon OAO GDR	5,879,086	3.2
118,900		Mobile Telesystems OJSC	986,208	0.5
239,100		Mobile Telesystems OJSC	1,983,199	1.1
305,900		Mobile Telesystems OJSC ADR	5,961,991	3.2

COMMON STOCK: (continued)
		Telecommunication Services: (continued)
104,400	L	Sistema JSFC GDR	$2,293,590	1.3
			19,809,522	10.8

		Utilities: 2.8%
548,600,000	@	Federal Grid Co. Unified Energy System JSC	1,844,119	1.0
192,188,227		RusHydro Management Co.	3,318,245	1.8
			5,162,364	2.8
		Total Common Stock
		(Cost $133,480,946)	176,590,865	96.5

PREFERRED STOCK: 1.8%
		Financials: 1.8%
1,460,000		Sberbank of Russia	3,295,052	1.8
		Total Preferred Stock
		(Cost $3,274,449)	3,295,052	1.8
		Total Long-Term Investments
		(Cost $136,755,395)	179,885,917	98.3

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 6.4%
	Securities Lending Collateralcc(1): 6.4%
2,788,045	Bank of Nova Scotia, Repurchase Agreement dated 07/31/13, 0.08%, due 08/01/13 (Repurchase Amount $2,788,051, collateralized by various U.S. Government Agency Obligations, 0.000%–1.500%, Market Value plus accrued interest $2,843,815, due 10/10/13–05/01/20)	2,788,045	1.6
2,788,045	Citigroup, Inc., Repurchase Agreement dated 07/31/13, 0.09%, due 08/01/13 (Repurchase Amount $2,788,052, collateralized by various U.S. Government Agency Obligations, 1.847%–7.500%, Market Value plus accrued interest $2,843,806, due 12/15/17–07/15/53)	2,788,045	1.5

ING RUSSIA FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
2,788,045	Deutsche Bank AG, Repurchase Agreement dated 07/31/13, 0.10%, due 08/01/13 (Repurchase Amount $2,788,053, collateralized by various U.S. Government Agency Obligations, 2.146%–7.055%, Market Value plus accrued interest $2,843,806, due 08/01/18–08/01/43)	$2,788,045	1.5
2,788,045	JPMorgan Chase & Co., Repurchase Agreement dated 07/31/13, 0.08%, due 08/01/13 (Repurchase Amount $2,788,051, collateralized by various U.S. Government Agency Obligations, 0.000%–6.925%, Market Value plus accrued interest $2,843,851, due 06/01/19–08/01/43)	2,788,045	1.5
586,943	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/13, 0.06%, due 08/01/13 (Repurchase Amount $586,944, collateralized by various U.S. Government Securities, 0.000%–2.625%, Market Value plus accrued interest $598,682, due 12/05/13–01/31/18)	586,943	0.3
		11,739,123	6.4

	Total Short-Term Investments
	(Cost $11,739,123)	11,739,123	6.4
	Total Investments in Securities (Cost $148,494,518)	$191,625,040	104.7
	Liabilities in Excess of Other Assets	(8,598,075)	(4.7)
	Net Assets	$183,026,965	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at July 31, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $156,466,471.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$61,464,368
Gross Unrealized Depreciation	(26,305,799)
Net Unrealized Appreciation	$35,158,569

ING RUSSIA FUND	PORTFOLIO OF INVESTMENTS as of July 31, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$—	$22,428,802	$—	$22,428,802
Energy	—	81,076,221	—	81,076,221
Financials	6,824,762	23,437,478	—	30,262,240
Health Care	2,000,000	—	—	2,000,000
Information Technology	3,221,400	—	—	3,221,400
Materials	1,380,552	11,249,764	—	12,630,316
Telecommunication Services	5,961,991	13,847,531	—	19,809,522
Utilities	—	5,162,364	—	5,162,364
Total Common Stock	19,388,705	157,202,160	—	176,590,865
Preferred Stock	—	3,295,052	—	3,295,052
Short-Term Investments	—	11,739,123	—	11,739,123
Total Investments, at fair value	$19,388,705	$172,236,335	$—	$191,625,040

(1)	For the period ended July 31, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At July 31, 2013, securities valued at $25,201,182 and $7,312,726 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 24, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 24, 2013